     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 1999


                                                    COMMISSION FILE NOS. 2-72671
                                                                        811-3199
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4




REGISTRATION STATEMENT UNDER
   THE SECURITIES ACT OF 1933                                [ ]


Pre-Effective Amendment No.  _                               [ ]


Post-Effective Amendment No. 28                              [X]
                              and


REGISTRATION STATEMENT UNDER
   THE INVESTMENT COMPANY ACT OF 1940                        [ ]


Amendment No. 49                                             [X]


                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        KEMPER INVESTORS LIFE INSURANCE
                                    COMPANY
                          (NAME OF INSURANCE COMPANY)

            1 Kemper Drive, Long Grove, Illinois                          60049
(Address of Insurance Company's Principal Executive Offices)           (Zip Code)
 Insurance Company's Telephone Number, including Area Code:          (847) 550-5500

                             Debra P. Rezabek, Esq.
                                 1 Kemper Drive
                           Long Grove, Illinois 60049
                    (Name and Address of Agent for Service)

                                   COPIES TO:


                             FRANK J. JULIAN, ESQ.

                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                                 1 KEMPER DRIVE
                           LONG GROVE, ILLINOIS 60049
                              JOAN E. BOROS, ESQ.
                               JORDEN BURT BOROS
                          CICCHETTI BERENSON & JOHNSON
                       1025 THOMAS JEFFERSON STREET, N.W.
                                   SUITE 400E
                             WASHINGTON, D.C. 20007

     Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on May 1, 1999 pursuant to paragraph (b) of Rule 485

     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     Title of Securities being Registered:


Units of interest in Separate Account under the Contracts



     No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 PROSPECTUS FOR


                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                PERIODIC PAYMENT



                           VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III
                                   ISSUED BY

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT


                                       OF


                    KEMPER INVESTORS LIFE INSURANCE COMPANY



This prospectus describes the Periodic Payment Deferred Variable Annuity Contracts of Kemper Investors Life Insurance Company. These Contracts are designed to provide benefits under retirement plans qualifying for federal tax advantages. Depending on particular state requirements, the Contracts may be issued on a group or individual basis.



You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers thirty-four investment options, each being a Subaccount of the KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios:



            KEMPER VARIABLE SERIES (FORMERLY INVESTORS FUND SERIES)



- Kemper Money Market                         - Kemper Investment Grade Bond
- Kemper Total Return                         - Kemper Contrarian Value (formerly
- Kemper High Yield                             Kemper Value)
- Kemper Growth                               - Kemper Small Cap Value
- Kemper Government Securities                - Kemper Value + Growth
- Kemper International                        - Kemper Horizon 20+
- Kemper Small Cap Growth                     - Kemper Horizon 10+
                                              - Kemper Horizon 5


                               JANUS ASPEN SERIES


- Janus Aspen Growth                          - Janus Aspen Worldwide Growth
- Janus Aspen Aggressive Growth               - Janus Aspen Balanced


                       LEXINGTON NATURAL RESOURCES TRUST
                        LEXINGTON EMERGING MARKETS FUND

               FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")
            FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")

- Fidelity VIP Equity-Income                  - Fidelity VIP II Asset Manager
- Fidelity VIP Growth                         - Fidelity VIP II Index 500
                                              - Fidelity VIP II Contrafund


        SCUDDER VARIABLE LIFE INVESTMENT FUND ("VLIF") (CLASS A SHARES)



- Scudder VLIF Bond                           - Scudder VLIF International
- Scudder VLIF Capital Growth



               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.



                          J.P. MORGAN SERIES TRUST II



                          - J.P. Morgan Small Company



                            THE ALGER AMERICAN FUND



- Alger American Growth                       - Alger American Small Capitalization



               AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("VP")



- American Century VP Income & Growth         - American Century VP Value



THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD READ IT BEFORE INVESTING AND KEEP IT FOR REFERENCE. WE HAVE FILED A STATEMENT OF ADDITIONAL INFORMATION ("SAI") WITH THE SECURITIES AND EXCHANGE COMMISSION. THE CURRENT SAI HAS THE SAME DATE AS THIS PROSPECTUS AND IS INCORPORATED BY REFERENCE. YOU MAY OBTAIN A FREE COPY BY WRITING US OR CALLING (888) 477-9700. A TABLE OF CONTENTS FOR THE SAI APPEARS ON PAGE 39. YOU MAY ALSO FIND THIS PROSPECTUS AND OTHER REQUIRED INFORMATION ABOUT THE SEPARATE ACCOUNT AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                    The date of this prospectus May 1, 1999.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                              PAGE
                                                              ----
DEFINITIONS.................................................     1
SUMMARY.....................................................     2
SUMMARY OF EXPENSES.........................................     4
CONDENSED FINANCIAL INFORMATION.............................     7
KILICO, THE SEPARATE ACCOUNT AND THE FUNDS..................    15
FIXED ACCOUNT OPTION........................................    19
THE CONTRACTS...............................................    20
CONTRACT CHARGES AND EXPENSES...............................    24
THE ANNUITY PERIOD..........................................    27
FEDERAL TAX MATTERS.........................................    30
DISTRIBUTION OF CONTRACTS...................................    36
VOTING RIGHTS...............................................    36
REPORTS TO CONTRACT OWNERS AND INQUIRIES....................    36
DOLLAR COST AVERAGING.......................................    37
SYSTEMATIC WITHDRAWAL PLAN..................................    37
PROVISIONS OF PRIOR CONTRACTS...............................    37
YEAR 2000 COMPLIANCE........................................    38
LEGAL PROCEEDINGS...........................................    39
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION......    39
APPENDIX....................................................    40

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

     ACCUMULATION PERIOD--The period between the Date of Issue of a Contract and the Annuity Date.

     ACCUMULATION UNIT--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.


     ANNUITANT--The person designated to receive or who is receiving annuity payments.


     ANNUITY DATE--The date on which annuity payments are to commence.

     ANNUITY OPTION--One of several forms in which annuity payments can be made.

     ANNUITY PERIOD--The period starting on the Annuity Date.

     ANNUITY UNIT--A unit of measurement used to determine the amount of Variable Annuity payments.


     BENEFICIARY--The person designated to receive any benefits under a Contract upon the payment of a death benefit.



     COMPANY ("WE", "US", "OUR", "KILICO")--Kemper Investors Life Insurance Company. Our home office is at 1 Kemper Drive, Long Grove, Illinois 60049.



     CONTRACT--A Variable Annuity Contract offered by this Prospectus. If a Contract is issued on a group basis, the certificate issued to an individual is deemed the Contract.



     CONTRACT VALUE--The sum of the values of the Owner's interest in the Subaccount(s) of the Separate Account and the General Account.


     CONTRACT YEAR--Period between anniversaries of the Date of Issue of a Contract, or with respect to a Contract issued on a group basis, the period between anniversaries of the date of issue of a certificate.

     CONTRACT QUARTER--Periods between quarterly anniversaries of the Date of Issue of the Contract, or with respect to a Contract issued on a group basis, the period between quarterly anniversaries of the date of issue of a certificate.


     CONTRIBUTION YEAR--Each Contract Year in which a Purchase Payment is made and each later year measured from the end of the Contract Year when the Purchase Payment was made. For example, if an Owner makes an initial payment of $15,000 and then makes a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.


     DATE OF ISSUE--The date on which the first Contract Year commences.


     DEBT--The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest. Requests for loans must be made in writing to Us.



     FIXED ANNUITY--An annuity under which the amount of each annuity payment does not vary with the investment experience of a Subaccount and is guaranteed by Us.



     FUND OR FUNDS--Kemper Variable Series (formerly Investors Fund Series), Janus Aspen Series, Lexington Natural Resources Trust, Lexington Emerging Markets Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Scudder Variable Life Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., J.P. Morgan Series Trust II, The Alger American Fund and American Century Variable Portfolios, Inc., including any Portfolios thereunder.



     GENERAL ACCOUNT--Our assets other than those allocated to any Separate Account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.



     GENERAL ACCOUNT CONTRACT VALUE--The value of the Owner's interest in the General Account.



     NON-QUALIFIED CONTRACT--A Contract issued in connection with a retirement plan which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.



     OWNER--The person designated in the Contract as having the privileges of ownership.


     PORTFOLIO--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.

     PURCHASE PAYMENTS--Amounts paid to Us by or on behalf of a Contract Owner.



     QUALIFIED CONTRACT--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.


     SEPARATE ACCOUNT--A unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940 known as the KILICO Variable Annuity Separate Account.


     SEPARATE ACCOUNT CONTRACT VALUE--The sum of the Owner's interest in the Subaccount(s).


     SUBACCOUNTS--The thirty-four subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios.


     SUBACCOUNT VALUE--The value of the Owner's interest in each Subaccount.


     UNITHOLDER--The person holding the voting rights with respect to an Accumulation or Annuity Unit.

     VALUATION DATE--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required. (See "Accumulation Unit Value.")

     VALUATION PERIOD--The interval of time between two consecutive Valuation Dates.


     VARIABLE ANNUITY--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which the Owner has an interest.


     WITHDRAWAL CHARGE--The "contingent deferred sales charge" assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitization of Accumulation Units in their first six Contribution Years.

     WITHDRAWAL VALUE--Contract Value less Debt, and any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge applicable to that Contract.

                                    SUMMARY


The summary does not contain all information that may be important. Read the entire prospectus and Statement of Additional Information before deciding to invest.



The Contracts provide for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus.



The minimum initial Purchase Payment for a Non-Qualified Contract is $2,500 and the minimum subsequent payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, a periodic payment for a Qualified Contract under $50 will be accepted. For a Non-Qualified Contract a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, another such investment option may be selected. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan's terms. The Owner may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing Us to draw on an account of the Owner via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). (See "The Contracts," page 20.)



We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by the Owner. Each Subaccount invests in a corresponding Portfolio of one of the Funds. (See "The Funds" page 15.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds selected by the Owner.



We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the purchase payment allocated to the Fixed Accumulation Option is credited with interest daily at a rate periodically declared by Us at Our discretion, but not less than 3%. (See "Fixed Account Option," page 19.)



The investment risk under the Contracts is borne by the Owner, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least 3% interest.



Transfers between Subaccounts are permitted before and after annuitization, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See "Transfer During Accumulation Period" and "Transfer During Annuity Period," pages 22 and 29, respectively.)

No sales charge is deducted from any Purchase Payment. An Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If the Owner withdraws an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge ("Withdrawal Charge"). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See "Withdrawal Charge," page 25.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under "Withdrawal Charge." However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters", page 30.)



We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See "Asset-Based Charges Against the Separate Account," page 25.) The Funds will incur certain management fees and other expenses. (See "Summary of Expenses", "Investment Management Fees and Other Expenses" and the Funds' Prospectuses for such information.)



The Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the "Code") or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 30 and "Qualified Plans," page 33.)



The Owner has the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to Us. Upon receipt by Us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See "The Contracts," page 20.) In addition, a special "free look" period applies in some circumstances to Contracts issued as individual retirement annuities or as Roth IRAs.

                              SUMMARY OF EXPENSES
CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments).................................................  None
Contingent Deferred Sales Load (as a percentage of amount
  surrendered)(1)
                                              Year of
                                              Withdrawal
                                              After Purchase
                                              First year....    6%
                                              Second year...    5%
                                              Third year....    4%
                                              Fourth year...    3%
                                              Fifth year....    2%
                                              Sixth year....    1%
                                              Seventh year
                                              and
                                              following.....    0%
Surrender Fees..............................................  None
Exchange Fee................................................  None
ANNUAL CONTRACT FEE (Records Maintenance Charge)(2).........   $36

        SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily account value)
Mortality and Expense Risk...           1.00%
Administration...............            .30%
Account Fees and Expenses....              0%
Total Separate Account Annual
  Expenses...................           1.30%

                        FUND ANNUAL EXPENSES

                        (as percentage of each Portfolio's average net assets, in some cases after expense waiver or reimbursement, for the period ended December 31, 1998. Future Portfolio expenses may be greater or less than those shown.)



                                               KEMPER   KEMPER                           KEMPER                      KEMPER
                                               MONEY    TOTAL      KEMPER     KEMPER   GOVERNMENT      KEMPER       SMALL CAP
                                               MARKET   RETURN   HIGH YIELD   GROWTH   SECURITIES   INTERNATIONAL    GROWTH
                                               ------   ------   ----------   ------   ----------   -------------   ---------
                               Management
                                Fees.........   .50%     .55%       .60%       .60%       .55%           .75%          .65%
                               Other
                                Expenses.....   .04      .05        .05        .05        .11            .18           .05
                                                ---      ---        ---        ---        ---            ---           ---
                               Total
                                Portfolio
                                Annual
                                Expenses.....   .54%     .60%       .65%       .65%       .66%           .93%          .70%
                                                ===      ===        ===        ===        ===            ===           ===

                                                 KEMPER                   KEMPER
                                               INVESTMENT     KEMPER      SMALL      KEMPER     KEMPER    KEMPER    KEMPER
                                                 GRADE      CONTRARIAN     CAP       VALUE+     HORIZON   HORIZON   HORIZON
                                                BOND(8)      VALUE(8)    VALUE(8)   GROWTH(8)   20+(8)    10+(8)     5(8)
                                               ----------   ----------   --------   ---------   -------   -------   -------
                               Management
                                Fees.........     .60%         .75%        .75%        .75%       .60%      .60%      .60%
                               Other
                                Expenses.....     .07          .03         .05         .03        .07       .04       .06
                                                  ---          ---         ---         ---        ---       ---       ---
                               Total
                                Portfolio
                                Annual
                                Expenses.....     .67%         .78%        .80%        .78%       .67%      .64%      .66%
                                                  ===          ===         ===         ===        ===       ===       ===


                                                            JANUS        JANUS
                                                JANUS       ASPEN        ASPEN        JANUS      LEXINGTON
                                                ASPEN     AGGRESSIVE   WORLDWIDE      ASPEN       NATURAL
                                              GROWTH(3)   GROWTH(3)    GROWTH(3)   BALANCED(3)   RESOURCES
                                              ---------   ----------   ---------   -----------   ---------
                               Management
                                Fees.........    .65%        .72%         .65%         .72%        1.00%
                               Other
                                Expenses.....    .03         .03          .07          .02          .29
                                                 ---         ---          ---          ---         ----
                               Total
                                Portfolio
                                Annual
                                Expenses.....    .68%        .75%         .72%         .74         1.29%
                                                 ===         ===          ===          ===         ====

                                                           FIDELITY                 FIDELITY    FIDELITY   FIDELITY
                                               LEXINGTON      VIP      FIDELITY      VIP II      VIP II     VIP II
                                               EMERGING     EQUITY-       VIP        ASSET       INDEX     CONTRA-
                                                MARKETS    INCOME(4)   GROWTH(4)   MANAGER(4)    500(5)    FUND(4)
                                               ---------   ---------   ---------   ----------   --------   --------
                               Management
                                Fees.........     .85%        .49%        .59%        .54%        .24%       .59%
                               Other
                                Expenses.....    1.23         .08         .07         .09         .04        .07
                                                 ----         ---         ---         ---         ---        ---
                               Total
                                Portfolio
                                Annual
                                Expenses.....    2.08%        .57%        .66%        .63%        .28%       .66%
                                                 ====         ===         ===         ===         ===        ===



                                                        SCUDDER                     DREYFUS
                                              SCUDDER    VLIF        SCUDDER       SOCIALLY     J.P. MORGAN
                                               VLIF     CAPITAL       VLIF        RESPONSIBLE      SMALL
                                               BOND     GROWTH    INTERNATIONAL     GROWTH      COMPANY(6)
                                              -------   -------   -------------   -----------   -----------
                               Management
                                Fees.........   .47%      .47%         .87%           .75%          .60%
                               Other
                                expenses.....   .09       .04          .18            .05           .55
                                                ---       ---         ----            ---          ----
                               Total
                                Portfolio
                                Annual
                                Expenses.....   .56%      .51%        1.05%           .80%         1.15%
                                                ===       ===         ====            ===          ====

                                                                           AMERICAN
                                                              ALGER        CENTURY
                                                ALGER        AMERICAN         VP       AMERICAN
                                               AMERICAN       SMALL        INCOME &   CENTURY VP
                                                GROWTH    CAPITALIZATION    GROWTH     VALUE(7)
                                               --------   --------------   --------   ----------
                               Management
                                Fees.........     .75%         .85%          .70%        1.00%
                               Other
                                expenses.....     .04          .04           .00          .00
                                                 ----          ---           ---         ----
                               Total
                                Portfolio
                                Annual
                                Expenses.....     .79%         .89%          .70%        1.00%
                                                 ====          ===           ===         ====



(1) An Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. Under certain circumstances the contingent deferred sales charge may be reduced or waived, including when certain annuity options are selected.



(2) The Records Maintenance Charge will be waived for Contracts in the situations detailed in the Prospectus.



(3) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation. Without such waivers, the Management Fee, Other Expenses and Total Portfolio Annual Expenses for the Portfolios for the fiscal year ended December 31, 1998 would have been .72%, .03% and .75%, respectively, for the Janus Aspen Growth and Janus Aspen Aggressive Growth Portfolios; .67%,
 .07% and .74% for the Janus Aspen Worldwide Growth Portfolio; and .72%, .02% and .74% for the Janus Aspen Balanced Portfolio. See the prospectus and Statement of
Additional Information of Janus Aspen Series for a description of these waivers.



(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Without these reductions, the Other Expenses and the Total Portfolio Annual Expenses for the Portfolios for the fiscal year ended December 31, 1998 would have been .09% and .58%, respectively, for the Fidelity VIP Equity-Income Portfolio, .09% and .68%, respectively, for the Fidelity VIP Growth Portfolio, 10% and .64%, respectively, for the Fidelity VIP II Asset Manager Portfolio and
 .11% and .70%, respectively, for the Fidelity VIP II Contrafund Portfolio.



(5) FMR agreed to reimburse a portion of the Fidelity VIP II Index 500 Portfolio's expenses during this period. Without this reimbursement, the Management Fee, Other Expenses and Total Portfolio Annual Expenses for the Portfolio for the fiscal year ended December 31, 1998 would have been 24%, 11% and .35%, respectively, on an annualized basis.

(6) Reflects an agreement by Morgan Guaranty Trust Company of New York to reimburse the Portfolio to the extent expenses exceed 1.15%. Absent fee waiver and expense reimbursement, total operating expenses would have been 3.43%



(7) In November 1998, the Portfolio's shareholders approved a new management agreement with lower fees. Under the new agreement, the adviser will receive a unified management fee of 1.00% of the first $500 million of the average net assets of the Portfolio, 0.95% of the next $500 million and 0.90% thereafter.



(8) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on the date of this Prospectus, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Kemper Value + Growth Portfolio (.84%), Kemper Contrarian Value Portfolio (.80%), Kemper Small Cap Value Portfolio (.84%), Kemper Horizon 5 Portfolio (.97%), Kemper Horizon 10+ Portfolio (.83%), Kemper Horizon 20+ Portfolio (.93%), and Kemper Investment Grade Bond Portfolio (.80%). The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.

                                    EXAMPLE


                                                                  SUBACCOUNT                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                  ----------                ------   -------   -------   --------

If you surrender your Contract at the end of the
periods shown, you would pay the following
expenses on a $1,000 investment, assuming 5%
annual return on assets:
                                                    Kemper Money Market                       82       105       129       228
                                                    Kemper Total Return                       82       107       132       234
                                                    Kemper High Yield                         83       108       134       240
                                                    Kemper Growth                             83       108       134       240
                                                    Kemper Government Securities              83       109       135       241
                                                    Kemper International                      85       117       149       269
                                                    Kemper Small Cap Growth                   83       110       137       245
                                                    Kemper Investment Grade Bond              83       109       135       242
                                                    Kemper Contrarian Value                   84       112       141       253
                                                    Kemper Small Cap Value                    84       113       142       256
                                                    Kemper Value+Growth                       84       112       141       253
                                                    Kemper Horizon 20+                        83       109       135       242
                                                    Kemper Horizon 10+                        83       108       134       239
                                                    Kemper Horizon 5                          83       109       135       241
                                                    Janus Aspen Growth                        83       109       136       243
                                                    Janus Aspen Aggressive Growth             84       111       139       250
                                                    Janus Aspen Worldwide Growth              83       111       138       247
                                                    Janus Aspen Balanced                      84       111       139       249
                                                    Lexington Natural Resources               89       127       167       305
                                                    Lexington Emerging Markets                97       150       205       381
                                                    Fidelity VIP Equity--Income               82       106       130       231
                                                    Fidelity VIP Growth                       83       109       135       241
                                                    Fidelity VIP II Asset Manager             83       108       133       238
                                                    Fidelity VIP II Index 500                 79        97       115       200
                                                    Fidelity VIP II Contrafund                83       109       135       241
                                                    Scudder VLIF Bond                         82       106       130       230
                                                    Scudder VLIF Capital Growth               81       104       127       225
                                                    Scudder VLIF International                87       120       155       281
                                                    Dreyfus Socially Responsible Growth       84       113       142       256
                                                    J.P. Morgan Small Company                 88       123       160       291
                                                    Alger American Growth                     84       113       142       254
                                                    Alger American Small Capitalization       85       116       147       265
                                                    American Century VP Income & Growth       83       110       137       245
                                                    American Century VP Value                 86       119       152       276

If you do not surrender your Contract, you would
pay the following expenses on a $1,000 investment,
assuming 5% annual return on assets:
                                                    Kemper Money Market                       20        61       106       228
                                                    Kemper Total Return                       21        63       109       234
                                                    Kemper High Yield                         21        65       111       240
                                                    Kemper Growth                             21        65       111       240
                                                    Kemper Government Securities              21        65       112       241
                                                    Kemper International                      24        74       126       269
                                                    Kemper Small Cap Growth                   22        66       114       245
                                                    Kemper Investment Grade Bond              21        66       112       242
                                                    Kemper Contrarian Value                   22        69       118       253
                                                    Kemper Small Cap Value                    23        70       119       256
                                                    Kemper Value+Growth                       22        69       118       253
                                                    Kemper Horizon 20+                        21        66       112       242
                                                    Kemper Horizon 10+                        21        65       111       239
                                                    Kemper Horizon 5                          21        65       112       241
                                                    Janus Aspen Growth                        21        66       113       243
                                                    Janus Aspen Aggressive Growth             22        68       117       250
                                                    Janus Aspen Worldwide Growth              22        67       115       247
                                                    Janus Aspen Balanced                      22        68       116       249
                                                    Lexington Natural Resources               28        85       144       305
                                                    Lexington Emerging Markets                36       109       184       381
                                                    Fidelity VIP Equity--Income               20        62       107       231
                                                    Fidelity VIP Growth                       21        65       112       241
                                                    Fidelity VIP II Asset Manager             21        64       110       238
                                                    Fidelity VIP II Index 500                 17        53        92       200
                                                    Fidelity VIP II Contrafund                21        65       112       241
                                                    Scudder VLIF Bond                         20        62       107       230
                                                    Scudder VLIF Capital Growth               20        61       104       225
                                                    Scudder VLIF International                25        77       132       281
                                                    Dreyfus Socially Responsible Growth       23        70       119       256
                                                    J.P. Morgan Small Company                 26        80       137       291
                                                    Alger American Growth                     22        69       119       254
                                                    Alger American Small Capitalization       23        72       124       265
                                                    American Century VP Income & Growth       22        66       114       245
                                                    American Century VP Value                 25        76       129       276



The purpose of the preceding table which includes the "SUMMARY OF EXPENSES" on the prior page, is to assist Owners in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The table reflects expenses of both the Separate Account and the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES AND DOES NOT INCLUDE THE DEDUCTION OF STATE PREMIUM TAXES, WHICH MAY BE ASSESSED BEFORE OR UPON ANNUITIZATION. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Janus Aspen Portfolios, Lexington Portfolios and Fidelity Portfolios have been provided by Janus Capital Corporation, Lexington Management Corporation and Fidelity Management & Research Corporation, respectively, and have not been independently verified. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge, it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

                        CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information.

Selected data for the last ten years for accumulation units outstanding as of the year ended December 31st for each period:

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    ---------------------------------------------------------
                                                      1998       1997     1996+    1995****   1994***   1993
                                                      ----       ----     -----    --------   -------   ----
TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................  $  2.394      2.297    2.208     2.111     2.051    2.014
Kemper Total Return Subaccount....................     6.501      5.473    4.735     3.796     4.236    3.816
Kemper High Yield Subaccount......................     6.341      5.738    5.082     4.372     4.517    3.802
Kemper Growth Subaccount..........................     6.371      5.303    4.404     3.345     3.520    3.102
Kemper Government Securities Subaccount*..........     1.725      1.599    1.575     1.337     1.388    1.317
Kemper International Subaccount**.................     1.723      1.590    1.379     1.234     1.293     .983
Kemper Small Cap Growth Subaccount***.............     2.240      1.686    1.330     1.033
Kemper Investment Grade Bond Subaccount+..........     1.111      1.029       --
Kemper Contrarian Value Subaccount+...............     1.505      1.166       --
Kemper Small Cap Value Subaccount+................     1.220      1.012       --
Kemper Value+Growth Subaccount+...................     1.414      1.138       --
Kemper Horizon 20+ Subaccount+....................     1.367      1.146       --
Kemper Horizon 10+ Subaccount+....................     1.279      1.106       --
Kemper Horizon 5 Subaccount+......................     1.215      1.089       --
Janus Aspen Growth Subaccount****.................    19.471     16.021   13.662        --
Janus Aspen Aggressive Growth Subaccount****......    20.423     18.309   17.132        --
Janus Aspen Worldwide Growth Subaccount****.......    23.663     19.565   15.315        --
Janus Aspen Balanced Subaccount****...............    18.205     15.059   13.092        --
Lexington Natural Resources Subaccount****........    15.089     14.211   11.315        --
Lexington Emerging Markets Subaccount****.........     8.799     10.048    9.445        --
Fidelity VIP Equity--Income Subaccount+...........    26.497     20.891       --
Fidelity VIP Growth Subaccount+...................    37.821     30.933       --
Fidelity VIP II Asset Manager Subaccount+.........    20.090     16.818       --
Fidelity VIP II Index 500 Subaccount+.............   116.327     88.539       --
Fidelity VIP II Contrafund Subaccount+............    20.220     16.450       --
Scudder VLIF Bond Subaccount++....................        --
Scudder VLIF Capital Growth Subaccount++..........        --

                                                       FLEXIBLE PAYMENT CONTRACTS       PERIODIC PAYMENT CONTRACTS
                                                    ---------------------------------   --------
                                                    1992**    1991     1990    1989*      1998
                                                    ------    ----     ----    -----      ----
TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................   1.966    1.875    1.751    1.621   $  2.285
Kemper Total Return Subaccount....................   3.790    2.776    2.669    2.174      6.205
Kemper High Yield Subaccount......................   3.261    2.169    2.591    2.651      6.052
Kemper Growth Subaccount..........................   3.025    1.916    1.923    1.515      6.112
Kemper Government Securities Subaccount*..........   1.256    1.101    1.013               1.684
Kemper International Subaccount**.................   1.000                                 1.693
Kemper Small Cap Growth Subaccount***.............                                         2.216
Kemper Investment Grade Bond Subaccount+..........                                         1.105
Kemper Contrarian Value Subaccount+...............                                         1.498
Kemper Small Cap Value Subaccount+................                                         1.214
Kemper Value+Growth Subaccount+...................                                         1.407
Kemper Horizon 20+ Subaccount+....................                                         1.360
Kemper Horizon 10+ Subaccount+....................                                         1.273
Kemper Horizon 5 Subaccount+......................                                         1.209
Janus Aspen Growth Subaccount****.................                                        19.338
Janus Aspen Aggressive Growth Subaccount****......                                        20.284
Janus Aspen Worldwide Growth Subaccount****.......                                        23.502
Janus Aspen Balanced Subaccount****...............                                        18.081
Lexington Natural Resources Subaccount****........                                        14.971
Lexington Emerging Markets Subaccount****.........                                         8.739
Fidelity VIP Equity--Income Subaccount+...........                                        26.366
Fidelity VIP Growth Subaccount+...................                                        37.631
Fidelity VIP II Asset Manager Subaccount+.........                                        19.991
Fidelity VIP II Index 500 Subaccount+.............                                       115.754
Fidelity VIP II Contrafund Subaccount+............                                        20.120
Scudder VLIF Bond Subaccount++....................                                            --
Scudder VLIF Capital Growth Subaccount++..........                                            --

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................    2.199    2.120     2.033      1.981     1.950
Kemper Total Return Subaccount....................    5.239    4.546     3.656      4.092     3.696
Kemper High Yield Subaccount......................    5.493    4.879     4.210      4.363     3.683
Kemper Growth Subaccount..........................    5.102    4.250     3.238      3.417     3.020
Kemper Government Securities Subaccount*..........    1.566    1.547     1.317      1.371     1.305
Kemper International Subaccount**.................    1.567    1.363     1.223      1.285      .980
Kemper Small Cap Growth Subaccount***.............    1.673    1.323     1.031
Kemper Investment Grade Bond Subaccount+..........    1.027       --
Kemper Contrarian Value Subaccount+...............    1.164       --
Kemper Small Cap Value Subaccount+................    1.010       --
Kemper Value+Growth Subaccount+...................    1.136       --
Kemper Horizon 20+ Subaccount+....................    1.144       --
Kemper Horizon 10+ Subaccount+....................    1.104       --
Kemper Horizon 5 Subaccount+......................    1.086       --
Janus Aspen Growth Subaccount****.................   15.960   13.650        --
Janus Aspen Aggressive Growth Subaccount****......   18.238   17.117        --
Janus Aspen Worldwide Growth Subaccount****.......   19.490   15.302        --
Janus Aspen Balanced Subaccount****...............   15.001   13.081        --
Lexington Natural Resources Subaccount****........   14.154   11.305        --
Lexington Emerging Markets Subaccount****.........   10.009    9.436        --
Fidelity VIP Equity--Income Subaccount+...........   20.849       --
Fidelity VIP Growth Subaccount+...................   30.872       --
Fidelity VIP II Asset Manager Subaccount+.........   16.784       --
Fidelity VIP II Index 500 Subaccount+.............   88.364       --
Fidelity VIP II Contrafund Subaccount+............   16.418       --
Scudder VLIF Bond Subaccount++....................
Scudder VLIF Capital Growth Subaccount++..........

                                                        PERIODIC PAYMENT CONTRACTS
                                                    ----------------------------------
                                                    1992**     1991     1990    1989*
                                                    ------     ----     ----    -----
TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................    1.910    1.827    1.712    1.589
Kemper Total Return Subaccount....................    3.682    2.705    2.609    2.131
Kemper High Yield Subaccount......................    3.168    2.114    2.533    2.599
Kemper Growth Subaccount..........................    2.954    1.876    1.889    1.492
Kemper Government Securities Subaccount*..........    1.248    1.097    1.012
Kemper International Subaccount**.................    1.000
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Aspen Growth Subaccount****.................
Janus Aspen Aggressive Growth Subaccount****......
Janus Aspen Worldwide Growth Subaccount****.......
Janus Aspen Balanced Subaccount****...............
Lexington Natural Resources Subaccount****........
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity--Income Subaccount+...........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Scudder VLIF Bond Subaccount++....................
Scudder VLIF Capital Growth Subaccount++..........


           (CONTINUED ON NEXT PAGE)

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    ---------------------------------------------------------
                                                      1998       1997     1996+    1995****   1994***   1993
                                                      ----       ----     -----    --------   -------   ----
Scudder VLIF International Subaccount++...........  $     --
Dreyfus Socially Responsible Growth
 Subaccount++.....................................        --
J.P. Morgan Small Company Subaccount++............        --
Alger American Growth Subaccount++................        --
Alger American Small Capitalization
 Subaccount++.....................................        --
American Century VP Income & Growth
 Subaccount++.....................................        --
American Century VP Value Subaccount++............        --
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................  $  2.493      2.394    2.297     2.208     2.111    2.051
Kemper Total Return Subaccount....................     7.411      6.501    5.473     4.735     3.796    4.236
Kemper High Yield Subaccount......................     6.369      6.341    5.738     5.082     4.372    4.517
Kemper Growth Subaccount..........................     7.261      6.371    5.303     4.404     3.345    3.520
Kemper Government Securities Subaccount*..........     1.828      1.725    1.599     1.575     1.337    1.388
Kemper International Subaccount**.................     1.877      1.723    1.590     1.379     1.234    1.293
Kemper Small Cap Growth Subaccount***.............     2.625      2.240    1.686     1.330     1.033
Kemper Investment Grade Bond Subaccount+..........     1.187      1.111    1.029
Kemper Contrarian Value Subaccount+...............     1.777      1.505    1.166
Kemper Small Cap Value Subaccount+................     1.072      1.220    1.012
Kemper Value+Growth Subaccount+...................     1.683      1.414    1.138
Kemper Horizon 20+ Subaccount+....................     1.530      1.367    1.146
Kemper Horizon 10+ Subaccount+....................     1.410      1.279    1.106
Kemper Horizon 5 Subaccount+......................     1.320      1.215    1.089
Janus Aspen Growth Subaccount****.................    26.152     19.471   16.021    13.662
Janus Aspen Aggressive Growth Subaccount****......    27.149     20.423   18.309    17.132
Janus Aspen Worldwide Growth Subaccount****.......    30.205     23.663   19.565    15.315
Janus Aspen Balanced Subaccount****...............    24.205     18.205   15.059    13.092
Lexington Natural Resources Subaccount****........    12.008     15.089   14.211    11.315
Lexington Emerging Markets Subaccount****.........     6.255      8.799   10.048     9.445
Fidelity VIP Equity--Income Subaccount+...........    29.285     26.497   20.891

                                                       FLEXIBLE PAYMENT CONTRACTS       PERIODIC PAYMENT CONTRACTS
                                                    ---------------------------------   --------
                                                    1992**    1991     1990    1989*      1998
                                                    ------    ----     ----    -----      ----
Scudder VLIF International Subaccount++...........                                      $     --
Dreyfus Socially Responsible Growth
 Subaccount++.....................................                                            --
J.P. Morgan Small Company Subaccount++............                                            --
Alger American Growth Subaccount++................                                            --
Alger American Small Capitalization
 Subaccount++.....................................                                            --
American Century VP Income & Growth
 Subaccount++.....................................                                            --
American Century VP Value Subaccount++............                                            --
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................   2.014    1.966    1.875    1.751   $  2.372
Kemper Total Return Subaccount....................   3.816    3.790    2.776    2.669      7.052
Kemper High Yield Subaccount......................   3.802    3.261    2.169    2.591      6.061
Kemper Growth Subaccount..........................   3.102    3.025    1.916    1.923      6.945
Kemper Government Securities Subaccount*..........   1.317    1.256    1.101    1.013      1.779
Kemper International Subaccount**.................    .983                                 1.839
Kemper Small Cap Growth Subaccount***.............                                         2.589
Kemper Investment Grade Bond Subaccount+..........                                         1.178
Kemper Contrarian Value Subaccount+...............                                         1.763
Kemper Small Cap Value Subaccount+................                                         1.063
Kemper Value+Growth Subaccount+...................                                         1.669
Kemper Horizon 20+ Subaccount+....................                                         1.518
Kemper Horizon 10+ Subaccount+....................                                         1.399
Kemper Horizon 5 Subaccount+......................                                         1.310
Janus Aspen Growth Subaccount****.................                                        25.897
Janus Aspen Aggressive Growth Subaccount****......                                        26.884
Janus Aspen Worldwide Growth Subaccount****.......                                        29.911
Janus Aspen Balanced Subaccount****...............                                        23.969
Lexington Natural Resources Subaccount****........                                        11.879
Lexington Emerging Markets Subaccount****.........                                         6.194
Fidelity VIP Equity--Income Subaccount+...........                                        29.054

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
Scudder VLIF International Subaccount++...........
Dreyfus Socially Responsible Growth
 Subaccount++.....................................
J.P. Morgan Small Company Subaccount++............
Alger American Growth Subaccount++................
Alger American Small Capitalization
 Subaccount++.....................................
American Century VP Income & Growth
 Subaccount++.....................................
American Century VP Value Subaccount++............
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................    2.285    2.199     2.120      2.033     1.981
Kemper Total Return Subaccount....................    6.205    5.239     4.546      3.656     4.092
Kemper High Yield Subaccount......................    6.052    5.493     4.879      4.210     4.363
Kemper Growth Subaccount..........................    6.112    5.102     4.250      3.238     3.417
Kemper Government Securities Subaccount*..........    1.684    1.566     1.547      1.317     1.371
Kemper International Subaccount**.................    1.693    1.567     1.363      1.223     1.285
Kemper Small Cap Growth Subaccount***.............    2.216    1.673     1.323      1.031
Kemper Investment Grade Bond Subaccount+..........    1.105    1.027
Kemper Contrarian Value Subaccount+...............    1.498    1.164
Kemper Small Cap Value Subaccount+................    1.214    1.010
Kemper Value+Growth Subaccount+...................    1.407    1.136
Kemper Horizon 20+ Subaccount+....................    1.360    1.144
Kemper Horizon 10+ Subaccount+....................    1.273    1.104
Kemper Horizon 5 Subaccount+......................    1.209    1.086
Janus Aspen Growth Subaccount****.................   19.338   15.960    13.650
Janus Aspen Aggressive Growth Subaccount****......   20.284   18.238    17.117
Janus Aspen Worldwide Growth Subaccount****.......   23.502   19.490    15.302
Janus Aspen Balanced Subaccount****...............   18.081   15.001    13.081
Lexington Natural Resources Subaccount****........   14.971   14.154    11.305
Lexington Emerging Markets Subaccount****.........    8.739   10.009     9.436
Fidelity VIP Equity--Income Subaccount+...........   26.366   20.849

                                                        PERIODIC PAYMENT CONTRACTS
                                                    ----------------------------------
                                                    1992**     1991     1990    1989*
                                                    ------     ----     ----    -----
Scudder VLIF International Subaccount++...........
Dreyfus Socially Responsible Growth
 Subaccount++.....................................
J.P. Morgan Small Company Subaccount++............
Alger American Growth Subaccount++................
Alger American Small Capitalization
 Subaccount++.....................................
American Century VP Income & Growth
 Subaccount++.....................................
American Century VP Value Subaccount++............
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................    1.950    1.910    1.827    1.712
Kemper Total Return Subaccount....................    3.696    3.682    2.705    2.609
Kemper High Yield Subaccount......................    3.683    3.168    2.114    2.533
Kemper Growth Subaccount..........................    3.020    2.954    1.876    1.889
Kemper Government Securities Subaccount*..........    1.305    1.248    1.097    1.012
Kemper International Subaccount**.................     .980
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Aspen Growth Subaccount****.................
Janus Aspen Aggressive Growth Subaccount****......
Janus Aspen Worldwide Growth Subaccount****.......
Janus Aspen Balanced Subaccount****...............
Lexington Natural Resources Subaccount****........
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity--Income Subaccount+...........


           (CONTINUED ON NEXT PAGE)

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    ---------------------------------------------------------
                                                      1998       1997     1996+    1995****   1994***   1993
                                                      ----       ----     -----    --------   -------   ----
Fidelity VIP Growth Subaccount+...................  $ 52.235     37.821   30.933
Fidelity VIP II Asset Manager Subaccount+.........    22.885     20.090   16.818
Fidelity VIP II Index 500 Subaccount+.............   147.801    116.327   88.539
Fidelity VIP II Contrafund Subaccount+............    26.021     20.220   16.450
Scudder VLIF Bond Subaccount++....................        --
Scudder VLIF Capital Growth Subaccount++..........        --
Scudder VLIF International Subaccount++...........        --
Dreyfus Socially Responsible Growth
 Subaccount++.....................................        --
J.P. Morgan Small Company
 Subaccount++.....................................        --
Alger American Growth Subaccount++................        --
Alger American Small Capitalization
 Subaccount++.....................................        --
American Century VP Income & Growth
 Subaccount++.....................................        --
American Century VP Value Subaccount++............        --
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................       309        633      770       591       733      844
Kemper Total Return Subaccount....................       772        864      990     1,067     1,299    1,511
Kemper High Yield Subaccount......................       260        323      422       506       532      657
Kemper Growth Subaccount..........................       178        227      260       286       238      222
Kemper Government Securities Subaccount*..........       146        149      165       273       237      257
Kemper International Subaccount**.................       212        376      429       612       625      284
Kemper Small Cap Growth Subaccount***.............       166        195      132        81        14
Kemper Investment Grade Bond Subaccount+..........        19         13       --
Kemper Contrarian Value Subaccount+...............        94         59        8
Kemper Small Cap Value Subaccount+................         4          3       --
Kemper Value+Growth Subaccount+...................        60         24       12
Kemper Horizon 20+ Subaccount+....................        21         --       --
Kemper Horizon 10+ Subaccount+....................        13         10       10
Kemper Horizon 5 Subaccount+......................        --         --       --
Janus Aspen Growth Subaccount****.................         7         11        9        --

                                                       FLEXIBLE PAYMENT CONTRACTS       PERIODIC PAYMENT CONTRACTS
                                                    ---------------------------------   --------
                                                    1992**    1991     1990    1989*      1998
                                                    ------    ----     ----    -----      ----
Fidelity VIP Growth Subaccount+...................                                      $ 51.818
Fidelity VIP II Asset Manager Subaccount+.........                                        22.705
Fidelity VIP II Index 500 Subaccount+.............                                       146.637
Fidelity VIP II Contrafund Subaccount+............                                        25.816
Scudder VLIF Bond Subaccount++....................                                            --
Scudder VLIF Capital Growth Subaccount++..........                                            --
Scudder VLIF International Subaccount++...........                                            --
Dreyfus Socially Responsible Growth
 Subaccount++.....................................                                            --
J.P. Morgan Small Company
 Subaccount++.....................................                                            --
Alger American Growth Subaccount++................                                            --
Alger American Small Capitalization
 Subaccount++.....................................                                            --
American Century VP Income & Growth
 Subaccount++.....................................                                            --
American Century VP Value Subaccount++............                                            --
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................   1,081    1,720    2,388    2,417     14,508
Kemper Total Return Subaccount....................   1,859    1,924    2,355    2,888     72,971
Kemper High Yield Subaccount......................     670      723      885    1,587     20,199
Kemper Growth Subaccount..........................     303      255      251      578     50,548
Kemper Government Securities Subaccount*..........     267      288      170      168     16,997
Kemper International Subaccount**.................      91                                45,058
Kemper Small Cap Growth Subaccount***.............                                        38,394
Kemper Investment Grade Bond Subaccount+..........                                         2,529
Kemper Contrarian Value Subaccount+...............                                        23,159
Kemper Small Cap Value Subaccount+................                                        12,832
Kemper Value+Growth Subaccount+...................                                         7,994
Kemper Horizon 20+ Subaccount+....................                                         1,764
Kemper Horizon 10+ Subaccount+....................                                         3,391
Kemper Horizon 5 Subaccount+......................                                         1,248
Janus Aspen Growth Subaccount****.................                                         1,931

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
Fidelity VIP Growth Subaccount+...................   37.631   30.872
Fidelity VIP II Asset Manager Subaccount+.........   19.991   16.784
Fidelity VIP II Index 500 Subaccount+.............  115.754   88.364
Fidelity VIP II Contrafund Subaccount+............   20.120   16.418
Scudder VLIF Bond Subaccount++....................
Scudder VLIF Capital Growth Subaccount++..........
Scudder VLIF International Subaccount++...........
Dreyfus Socially Responsible Growth
 Subaccount++.....................................
J.P. Morgan Small Company
 Subaccount++.....................................
Alger American Growth Subaccount++................
Alger American Small Capitalization
 Subaccount++.....................................
American Century VP Income & Growth
 Subaccount++.....................................
American Century VP Value Subaccount++............
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................   11,579   10,827    10,881     15,997    14,891
Kemper Total Return Subaccount....................   82,149   89,982   100,774    110,428   108,395
Kemper High Yield Subaccount......................   22,729   24,077    25,327     26,546    26,749
Kemper Growth Subaccount..........................   54,987   58,672    60,187     58,845    50,289
Kemper Government Securities Subaccount*..........   15,434   18,485    21,771     24,332    31,898
Kemper International Subaccount**.................   55,729   62,425    63,495     61,490    38,844
Kemper Small Cap Growth Subaccount***.............   33,789   25,931    17,371      8,304
Kemper Investment Grade Bond Subaccount+..........      694      326
Kemper Contrarian Value Subaccount+...............   18,995    4,864
Kemper Small Cap Value Subaccount+................   10,593    3,784
Kemper Value+Growth Subaccount+...................    4,889      986
Kemper Horizon 20+ Subaccount+....................    1,170      406
Kemper Horizon 10+ Subaccount+....................    1,616      634
Kemper Horizon 5 Subaccount+......................      917      243
Janus Aspen Growth Subaccount****.................    1,357      976       168

                                                        PERIODIC PAYMENT CONTRACTS
                                                    ----------------------------------
                                                    1992**     1991     1990    1989*
                                                    ------     ----     ----    -----
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Scudder VLIF Bond Subaccount++....................
Scudder VLIF Capital Growth Subaccount++..........
Scudder VLIF International Subaccount++...........
Dreyfus Socially Responsible Growth
 Subaccount++.....................................
J.P. Morgan Small Company
 Subaccount++.....................................
Alger American Growth Subaccount++................
Alger American Small Capitalization
 Subaccount++.....................................
American Century VP Income & Growth
 Subaccount++.....................................
American Century VP Value Subaccount++............
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................   12,605   14,973   21,581   14,185
Kemper Total Return Subaccount....................  100,100   81,776   70,620   68,024
Kemper High Yield Subaccount......................   22,202   19,861   22,623   28,032
Kemper Growth Subaccount..........................   42,078   28,271   22,451   19,163
Kemper Government Securities Subaccount*..........   28,368   23,035   12,918    7,794
Kemper International Subaccount**.................   10,372
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Aspen Growth Subaccount****.................


           (CONTINUED ON NEXT PAGE)

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    ---------------------------------------------------------
                                                      1998       1997     1996+    1995****   1994***   1993
                                                      ----       ----     -----    --------   -------   ----
Janus Aspen Aggressive Growth Subaccount****......         0         --        1        --
Janus Aspen Worldwide Growth Subaccount****.......         8          9        3        --
Janus Aspen Balanced Subaccount****...............         6          4        3        --
Lexington Natural Resources Subaccount****........         0          7        7        --
Lexington Emerging Markets Subaccount****.........         1          6        1        --
Fidelity VIP Equity--Income Subaccount+...........         2          2        1
Fidelity VIP Growth Subaccount+...................         3         --       --
Fidelity VIP II Asset Manager Subaccount+.........         0          1       --
Fidelity VIP II Index 500 Subaccount+.............         1         --       --
Fidelity VIP II Contrafund Subaccount+............         1         --       --
Scudder VLIF Bond Subaccount++....................        --
Scudder VLIF Capital Growth Subaccount++..........        --
Scudder VLIF International Subaccount++...........        --
Dreyfus Socially Responsible Growth
 Subaccount++.....................................        --
J.P. Morgan Small Company
 Subaccount++.....................................        --
Alger American Growth Subaccount++................        --
Alger American Small Capitalization
 Subaccount++.....................................        --
American Century VP Income & Growth
 Subaccount++.....................................        --
American Century VP Value Subaccount++............        --

NON-TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................  $  2.394      2.297    2.208     2.111     2.051    2.014
Kemper Total Return Subaccount....................     6.019      5.068    4.384     3.515     3.922    3.533
Kemper High Yield Subaccount......................     6.071      5.494    4.865     4.186     4.325    3.640
Kemper Growth Subaccount..........................     6.350      5.285    4.389     3.334     3.508    3.091
Kemper Government Securities Subaccount*..........     1.725      1.599    1.575     1.337     1.388    1.317
Kemper International Subaccount**.................     1.723      1.590    1.379     1.234     1.293     .983
Kemper Small Cap Growth Subaccount***.............     2.240      1.686    1.330     1.033
Kemper Investment Grade Bond Subaccount+..........     1.111      1.029       --

                                                       FLEXIBLE PAYMENT CONTRACTS       PERIODIC PAYMENT CONTRACTS
                                                    ---------------------------------   --------
                                                    1992**    1991     1990    1989*      1998
                                                    ------    ----     ----    -----      ----
Janus Aspen Aggressive Growth Subaccount****......                                           985
Janus Aspen Worldwide Growth Subaccount****.......                                         4,883
Janus Aspen Balanced Subaccount****...............                                         1,855
Lexington Natural Resources Subaccount****........                                           302
Lexington Emerging Markets Subaccount****.........                                           587
Fidelity VIP Equity--Income Subaccount+...........                                         1,245
Fidelity VIP Growth Subaccount+...................                                           576
Fidelity VIP II Asset Manager Subaccount+.........                                           210
Fidelity VIP II Index 500 Subaccount+.............                                           638
Fidelity VIP II Contrafund Subaccount+............                                         1,701
Scudder VLIF Bond Subaccount++....................                                            --
Scudder VLIF Capital Growth Subaccount++..........                                            --
Scudder VLIF International Subaccount++...........                                            --
Dreyfus Socially Responsible Growth
 Subaccount++.....................................                                            --
J.P. Morgan Small Company
 Subaccount++.....................................                                            --
Alger American Growth Subaccount++................                                            --
Alger American Small Capitalization
 Subaccount++.....................................                                            --
American Century VP Income & Growth
 Subaccount++.....................................                                            --
American Century VP Value Subaccount++............                                            --
NON-TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................   1.966    1.875    1.751    1.621   $  2.285
Kemper Total Return Subaccount....................   3.509    2.570    2.471    2.013      5.781
Kemper High Yield Subaccount......................   3.122    2.077    2.481    2.538      5.896
Kemper Growth Subaccount..........................   3.014    1.909    1.917    1.509      6.103
Kemper Government Securities Subaccount*..........   1.256    1.101    1.013               1.684
Kemper International Subaccount**.................   1.000                                 1.693
Kemper Small Cap Growth Subaccount***.............                                         2.216
Kemper Investment Grade Bond Subaccount+..........                                         1.105

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
Janus Aspen Aggressive Growth Subaccount****......      893      937       121
Janus Aspen Worldwide Growth Subaccount****.......    3,418    1,413        95
Janus Aspen Balanced Subaccount****...............      661      360       132
Lexington Natural Resources Subaccount****........      347      243        58
Lexington Emerging Markets Subaccount****.........      598      443        80
Fidelity VIP Equity--Income Subaccount+...........      777      263
Fidelity VIP Growth Subaccount+...................      275      116
Fidelity VIP II Asset Manager Subaccount+.........      134       55
Fidelity VIP II Index 500 Subaccount+.............      295       53
Fidelity VIP II Contrafund Subaccount+............    1,109      488
Scudder VLIF Bond Subaccount++....................
Scudder VLIF Capital Growth Subaccount++..........
Scudder VLIF International Subaccount++...........
Dreyfus Socially Responsible Growth
 Subaccount++.....................................
J.P. Morgan Small Company
 Subaccount++.....................................
Alger American Growth Subaccount++................
Alger American Small Capitalization
 Subaccount++.....................................
American Century VP Income & Growth
 Subaccount++.....................................
American Century VP Value Subaccount++............
NON-TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................    2.199    2.120     2.033      1.981     1.950
Kemper Total Return Subaccount....................    4.882    4.236     3.406      3.812     3.444
Kemper High Yield Subaccount......................    5.351    4.753     4.101      4.250     3.588
Kemper Growth Subaccount..........................    5.095    4.244     3.233      3.412     3.015
Kemper Government Securities Subaccount*..........    1.566    1.547     1.317      1.371     1.305
Kemper International Subaccount**.................    1.567    1.363     1.223      1.285      .980
Kemper Small Cap Growth Subaccount***.............    1.673    1.323     1.031
Kemper Investment Grade Bond Subaccount+..........    1.027       --

                                                        PERIODIC PAYMENT CONTRACTS
                                                    ----------------------------------
                                                    1992**     1991     1990    1989*
                                                    ------     ----     ----    -----
Janus Aspen Aggressive Growth Subaccount****......
Janus Aspen Worldwide Growth Subaccount****.......
Janus Aspen Balanced Subaccount****...............
Lexington Natural Resources Subaccount****........
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity--Income Subaccount+...........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Scudder VLIF Bond Subaccount++....................
Scudder VLIF Capital Growth Subaccount++..........
Scudder VLIF International Subaccount++...........
Dreyfus Socially Responsible Growth
 Subaccount++.....................................
J.P. Morgan Small Company
 Subaccount++.....................................
Alger American Growth Subaccount++................
Alger American Small Capitalization
 Subaccount++.....................................
American Century VP Income & Growth
 Subaccount++.....................................
American Century VP Value Subaccount++............
NON-TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................    1.910    1.827    1.712    1.589
Kemper Total Return Subaccount....................    3.431    2.520    2.431    1.986
Kemper High Yield Subaccount......................    3.086    2.059    2.467    2.532
Kemper Growth Subaccount..........................    2.949    1.873    1.887    1.490
Kemper Government Securities Subaccount*..........    1.248    1.097    1.012
Kemper International Subaccount**.................    1.000
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........


           (CONTINUED ON NEXT PAGE)

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    ---------------------------------------------------------
                                                      1998       1997     1996+    1995****   1994***   1993
                                                      ----       ----     -----    --------   -------   ----
Kemper Contrarian Value Subaccount+...............  $  1.505      1.166       --
Kemper Small Cap Value Subaccount+................     1.220      1.012       --
Kemper Value+Growth Subaccount+...................     1.414      1.138       --
Kemper Horizon 20+ Subaccount+....................     1.367      1.146       --
Kemper Horizon 10+ Subaccount+....................     1.279      1.106       --
Kemper Horizon 5 Subaccount+......................     1.215      1.089       --
Janus Aspen Growth Subaccount****.................    19.471     16.021   13.662        --
Janus Aspen Aggressive Growth Subaccount****......    20.423     18.309   17.132        --
Janus Aspen Worldwide Growth Subaccount****.......    23.633     19.565   15.315        --
Janus Aspen Balanced Subaccount****...............    18.205     15.059   13.092        --
Lexington Natural Resources Trust****
 Subaccount.......................................    15.089     14.211   11.315        --
Lexington Emerging Markets Subaccount****.........     8.799     10.048    9.445        --
Fidelity VIP Equity--Income Subaccount+...........    26.497     20.891       --
Fidelity VIP Growth Subaccount+...................    37.821     30.933       --
Fidelity VIP II Asset Manager Subaccount+.........    20.090     16.818       --
Fidelity VIP II Index 500 Subaccount+.............   116.327     88.539       --
Fidelity VIP II Contrafund Subaccount+............    20.220     16.450       --
Scudder VLIF Bond Subaccount++....................        --
Scudder VLIF Capital Growth Subaccount++..........        --
Scudder VLIF International Subaccount++...........        --
Dreyfus Socially Responsible Growth
 Subaccount++.....................................        --
J.P. Morgan Small Company
 Subaccount++.....................................        --
Alger American Growth Subaccount++................        --
Alger American Small Capitalization
 Subaccount++.....................................        --
American Century VP Income & Growth
 Subaccount++.....................................        --
American Century VP Value Subaccount++............        --
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................  $  2.493      2.394    2.297     2.208     2.111    2.051
Kemper Total Return Subaccount....................     6.862      6.019    5.068     4.384     3.515    3.922
Kemper High Yield Subaccount......................     6.098      6.071    5.494     4.865     4.186    4.325

                                                       FLEXIBLE PAYMENT CONTRACTS       PERIODIC PAYMENT CONTRACTS
                                                    ---------------------------------   --------
                                                    1992**    1991     1990    1989*      1998
                                                    ------    ----     ----    -----      ----
Kemper Contrarian Value Subaccount+...............                                      $  1.498
Kemper Small Cap Value Subaccount+................                                         1.214
Kemper Value+Growth Subaccount+...................                                         1.407
Kemper Horizon 20+ Subaccount+....................                                         1.360
Kemper Horizon 10+ Subaccount+....................                                         1.273
Kemper Horizon 5 Subaccount+......................                                         1.209
Janus Aspen Growth Subaccount****.................                                        19.338
Janus Aspen Aggressive Growth Subaccount****......                                        20.284
Janus Aspen Worldwide Growth Subaccount****.......                                        23.502
Janus Aspen Balanced Subaccount****...............                                        18.081
Lexington Natural Resources Trust****
 Subaccount.......................................                                        14.971
Lexington Emerging Markets Subaccount****.........                                         8.739
Fidelity VIP Equity--Income Subaccount+...........                                        26.366
Fidelity VIP Growth Subaccount+...................                                        37.631
Fidelity VIP II Asset Manager Subaccount+.........                                        19.991
Fidelity VIP II Index 500 Subaccount+.............                                       115.754
Fidelity VIP II Contrafund Subaccount+............                                        20.120
Scudder VLIF Bond Subaccount++....................                                            --
Scudder VLIF Capital Growth Subaccount++..........                                            --
Scudder VLIF International Subaccount++...........                                            --
Dreyfus Socially Responsible Growth
 Subaccount++.....................................                                            --
J.P. Morgan Small Company
 Subaccount++.....................................                                            --
Alger American Growth Subaccount++................                                            --
Alger American Small Capitalization
 Subaccount++.....................................                                            --
American Century VP Income & Growth
 Subaccount++.....................................                                            --
American Century VP Value Subaccount++............                                            --
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................   2.014    1.966    1.875    1.751   $  2.372
Kemper Total Return Subaccount....................   3.533    3.509    2.570    2.471      6.571
Kemper High Yield Subaccount......................   3.640    3.122    2.077    2.481      5.904

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
Kemper Contrarian Value Subaccount+...............    1.164       --
Kemper Small Cap Value Subaccount+................    1.010       --
Kemper Value+Growth Subaccount+...................    1.136       --
Kemper Horizon 20+ Subaccount+....................    1.144       --
Kemper Horizon 10+ Subaccount+....................    1.104       --
Kemper Horizon 5 Subaccount+......................    1.086       --
Janus Aspen Growth Subaccount****.................   15.960   13.650        --
Janus Aspen Aggressive Growth Subaccount****......   18.238   17.117        --
Janus Aspen Worldwide Growth Subaccount****.......   19.490   15.302        --
Janus Aspen Balanced Subaccount****...............   15.001   13.081        --
Lexington Natural Resources Trust****
 Subaccount.......................................   14.154   11.305        --
Lexington Emerging Markets Subaccount****.........   10.009    9.436        --
Fidelity VIP Equity--Income Subaccount+...........   20.849       --
Fidelity VIP Growth Subaccount+...................   30.872       --
Fidelity VIP II Asset Manager Subaccount+.........   16.784       --
Fidelity VIP II Index 500 Subaccount+.............   88.364       --
Fidelity VIP II Contrafund Subaccount+............   16.418       --
Scudder VLIF Bond Subaccount++....................
Scudder VLIF Capital Growth Subaccount++..........
Scudder VLIF International Subaccount++...........
Dreyfus Socially Responsible Growth
 Subaccount++.....................................
J.P. Morgan Small Company
 Subaccount++.....................................
Alger American Growth Subaccount++................
Alger American Small Capitalization
 Subaccount++.....................................
American Century VP Income & Growth
 Subaccount++.....................................
American Century VP Value Subaccount++............
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................    2.285    2.199     2.120      2.033     1.981
Kemper Total Return Subaccount....................    5.781    4.882     4.236      3.406     3.812
Kemper High Yield Subaccount......................    5.896    5.351     4.753      4.101     4.250

                                                        PERIODIC PAYMENT CONTRACTS
                                                    ----------------------------------
                                                    1992**     1991     1990    1989*
                                                    ------     ----     ----    -----
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Aspen Growth Subaccount****.................
Janus Aspen Aggressive Growth Subaccount****......
Janus Aspen Worldwide Growth Subaccount****.......
Janus Aspen Balanced Subaccount****...............
Lexington Natural Resources Trust****
 Subaccount.......................................
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity--Income Subaccount+...........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Scudder VLIF Bond Subaccount++....................
Scudder VLIF Capital Growth Subaccount++..........
Scudder VLIF International Subaccount++...........
Dreyfus Socially Responsible Growth
 Subaccount++.....................................
J.P. Morgan Small Company
 Subaccount++.....................................
Alger American Growth Subaccount++................
Alger American Small Capitalization
 Subaccount++.....................................
American Century VP Income & Growth
 Subaccount++.....................................
American Century VP Value Subaccount++............
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................    1.950    1.910    1.827    1.712
Kemper Total Return Subaccount....................    3.444    3.431    2.520    2.431
Kemper High Yield Subaccount......................    3.588    3.086    2.059    2.467


           (CONTINUED ON NEXT PAGE)

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    ---------------------------------------------------------
                                                      1998       1997     1996+    1995****   1994***   1993
                                                      ----       ----     -----    --------   -------   ----
Kemper Growth Subaccount..........................  $  7.236      6.350    5.285     4.389     3.334    3.508
Kemper Government Securities Subaccount*..........     1.828      1.725    1.599     1.575     1.337    1.388
Kemper International Subaccount**.................     1.877      1.723    1.590     1.379     1.234    1.293
Kemper Small Cap Growth Subaccount***.............     2.625      2.240    1.686     1.330     1.033
Kemper Investment Grade Bond Subaccount+..........     1.187      1.111    1.029
Kemper Contrarian Value Subaccount+...............     1.777      1.505    1.166
Kemper Small Cap Value Subaccount+................     1.072      1.220    1.012
Kemper Value+Growth Subaccount+...................     1.683      1.414    1.138
Kemper Horizon 20+ Subaccount+....................     1.530      1.367    1.146
Kemper Horizon 10+ Subaccount+....................     1.410      1.279    1.106
Kemper Horizon 5 Subaccount+......................     1.320      1.215    1.089
Janus Aspen Growth Subaccount****.................    26.152     19.471   16.021    13.662
Janus Aspen Aggressive Growth Subaccount****......    27.149     20.423   18.309    17.132
Janus Aspen Worldwide Growth Subaccount****.......    30.205     23.663   19.565    15.315
Janus Aspen Balanced Subaccount****...............    24.205     18.205   15.059    13.092
Lexington Natural Resources Trust
 Subaccount****...................................    12.008     15.089   14.211    11.315
Lexington Emerging Markets Subaccount****.........     6.255      8.799   10.048     9.445
Fidelity VIP Equity--Income Subaccount+...........    29.285     26.497   20.891
Fidelity VIP Growth Subaccount+...................    52.235     37.821   30.933
Fidelity VIP II Asset Manager Subaccount+.........    22.885     20.090   16.818
Fidelity VIP II Index 500 Subaccount+.............   147.801    116.327   88.539
Fidelity VIP II Contrafund Subaccount+............    26.021     20.220   16.450
Scudder VLIF Bond Subaccount++....................        --
Scudder VLIF Capital Growth Subaccount++..........        --
Scudder VLIF International Subaccount++...........        --
Dreyfus Socially Responsible Growth
 Subaccount++.....................................        --
J.P. Morgan Small Company
 Subaccount++.....................................        --
Alger American Growth Subaccount++................        --
Alger American Small Capitalization
 Subaccount++.....................................        --

                                                       FLEXIBLE PAYMENT CONTRACTS       PERIODIC PAYMENT CONTRACTS
                                                    ---------------------------------   --------
                                                    1992**    1991     1990    1989*      1998
                                                    ------    ----     ----    -----      ----
Kemper Growth Subaccount..........................   3.091    3.014    1.909    1.917   $  6.935
Kemper Government Securities Subaccount*..........   1.317    1.256    1.101    1.013      1.779
Kemper International Subaccount**.................    .983                                 1.839
Kemper Small Cap Growth Subaccount***.............                                         2.589
Kemper Investment Grade Bond Subaccount+..........                                         1.178
Kemper Contrarian Value Subaccount+...............                                         1.763
Kemper Small Cap Value Subaccount+................                                         1.063
Kemper Value+Growth Subaccount+...................                                         1.669
Kemper Horizon 20+ Subaccount+....................                                         1.518
Kemper Horizon 10+ Subaccount+....................                                         1.399
Kemper Horizon 5 Subaccount+......................                                         1.310
Janus Aspen Growth Subaccount****.................                                        25.897
Janus Aspen Aggressive Growth Subaccount****......                                        26.884
Janus Aspen Worldwide Growth Subaccount****.......                                        29.911
Janus Aspen Balanced Subaccount****...............                                        23.969
Lexington Natural Resources Trust
 Subaccount****...................................                                        11.879
Lexington Emerging Markets Subaccount****.........                                         6.194
Fidelity VIP Equity--Income Subaccount+...........                                        29.054
Fidelity VIP Growth Subaccount+...................                                        51.818
Fidelity VIP II Asset Manager Subaccount+.........                                        22.705
Fidelity VIP II Index 500 Subaccount+.............                                       146.637
Fidelity VIP II Contrafund Subaccount+............                                        25.816
Scudder VLIF Bond Subaccount++....................                                            --
Scudder VLIF Capital Growth Subaccount++..........                                            --
Scudder VLIF International Subaccount++...........                                            --
Dreyfus Socially Responsible Growth
 Subaccount++.....................................                                            --
J.P. Morgan Small Company
 Subaccount++.....................................                                            --
Alger American Growth Subaccount++................                                            --
Alger American Small Capitalization
 Subaccount++.....................................                                            --

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
Kemper Growth Subaccount..........................    6.103    5.095     4.244      3.233     3.412
Kemper Government Securities Subaccount*..........    1.684    1.566     1.547      1.317     1.371
Kemper International Subaccount**.................    1.693    1.567     1.363      1.223     1.285
Kemper Small Cap Growth Subaccount***.............    2.216    1.673     1.323      1.031
Kemper Investment Grade Bond Subaccount+..........    1.105    1.027
Kemper Contrarian Value Subaccount+...............    1.498    1.164
Kemper Small Cap Value Subaccount+................    1.214    1.010
Kemper Value+Growth Subaccount+...................    1.407    1.136
Kemper Horizon 20+ Subaccount+....................    1.360    1.144
Kemper Horizon 10+ Subaccount+....................    1.273    1.104
Kemper Horizon 5 Subaccount+......................    1.209    1.086
Janus Aspen Growth Subaccount****.................   19.338   15.960    13.650
Janus Aspen Aggressive Growth Subaccount****......   20.284   18.238    17.117
Janus Aspen Worldwide Growth Subaccount****.......   23.502   19.490    15.302
Janus Aspen Balanced Subaccount****...............   18.081   15.001    13.081
Lexington Natural Resources Trust
 Subaccount****...................................   14.971   14.154    11.305
Lexington Emerging Markets Subaccount****.........    8.739   10.009     9.436
Fidelity VIP Equity--Income Subaccount+...........   26.366   20.849
Fidelity VIP Growth Subaccount+...................   37.631   30.872
Fidelity VIP II Asset Manager Subaccount+.........   19.991   16.784
Fidelity VIP II Index 500 Subaccount+.............  115.754   88.364
Fidelity VIP II Contrafund Subaccount+............   20.120   16.418
Scudder VLIF Bond Subaccount++....................
Scudder VLIF Capital Growth Subaccount++..........
Scudder VLIF International Subaccount++...........
Dreyfus Socially Responsible Growth
 Subaccount++.....................................
J.P. Morgan Small Company
 Subaccount++.....................................
Alger American Growth Subaccount++................
Alger American Small Capitalization
 Subaccount++.....................................

                                                        PERIODIC PAYMENT CONTRACTS
                                                    ----------------------------------
                                                    1992**     1991     1990    1989*
                                                    ------     ----     ----    -----
Kemper Growth Subaccount..........................    3.015    2.949    1.873    1.887
Kemper Government Securities Subaccount*..........    1.305    1.248    1.097    1.012
Kemper International Subaccount**.................     .980
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Aspen Growth Subaccount****.................
Janus Aspen Aggressive Growth Subaccount****......
Janus Aspen Worldwide Growth Subaccount****.......
Janus Aspen Balanced Subaccount****...............
Lexington Natural Resources Trust
 Subaccount****...................................
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity--Income Subaccount+...........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Scudder VLIF Bond Subaccount++....................
Scudder VLIF Capital Growth Subaccount++..........
Scudder VLIF International Subaccount++...........
Dreyfus Socially Responsible Growth
 Subaccount++.....................................
J.P. Morgan Small Company
 Subaccount++.....................................
Alger American Growth Subaccount++................
Alger American Small Capitalization
 Subaccount++.....................................


           (CONTINUED ON NEXT PAGE)

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    ---------------------------------------------------------
                                                      1998       1997     1996+    1995****   1994***   1993
                                                      ----       ----     -----    --------   -------   ----
American Century VP Income & Growth
 Subaccount++.....................................  $     --
American Century VP Value Subaccount++............        --
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................     3,812      4,338    4,762     5,512     6,914    7,153
Kemper Total Return Subaccount....................     3,348      4,277    4,838     5,554     6,613    8,042
Kemper High Yield Subaccount......................     1,480      2,096    2,440     2,821     3,621    4,517
Kemper Growth Subaccount..........................     1,063      1,162    1,396     1,276     1,370    1,671
Kemper Government Securities Subaccount*..........     1,073        908    1,187     1,330     1,465    2,101
Kemper International Subaccount**.................       744      1,006    1,190     1,257     2,450    1,712
Kemper Small Cap Growth Subaccount***.............       494        657      711       874       227
Kemper Investment Grade Bond Subaccount+..........       750        303       68
Kemper Contrarian Value Subaccount+...............        80         95      238
Kemper Small Cap Value Subaccount+................        94         58        7
Kemper Value+Growth Subaccount+...................       173        119       33
Kemper Horizon 20+ Subaccount+....................        --         --       --
Kemper Horizon 10+ Subaccount+....................         9          9       20
Kemper Horizon 5 Subaccount+......................        35         42       45
Janus Aspen Growth Subaccount****.................        16          7       22         2
Janus Aspen Aggressive Growth Subaccount****......         2          6        2        --
Janus Aspen Worldwide Growth Subaccount****.......        24         17       33        --
Janus Aspen Balanced Subaccount****...............        24         13       10         4
Lexington Natural Resources Trust
 Subaccount****...................................         4          2       --        --
Lexington Emerging Markets Subaccount****.........         2          2        2         2
Fidelity VIP Equity--Income Subaccount+...........         8          5        1
Fidelity VIP Growth Subaccount+...................         2         --       --
Fidelity VIP II Asset Manager Subaccount+.........         6          6       --
Fidelity VIP II Index 500 Subaccount+.............        11         13        1
Fidelity VIP II Contrafund Subaccount+............         5          3        2
Scudder VLIF Bond Subaccount++....................        --
Scudder VLIF Capital Growth Subaccount++..........        --

                                                       FLEXIBLE PAYMENT CONTRACTS       PERIODIC PAYMENT CONTRACTS
                                                    ---------------------------------   --------
                                                    1992**    1991     1990    1989*      1998
                                                    ------    ----     ----    -----      ----
American Century VP Income & Growth
 Subaccount++.....................................                                      $     --
American Century VP Value Subaccount++............                                            --
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................   8,495   11,926   15,563   19,006     11,095
Kemper Total Return Subaccount....................   8,853    9,586   10,291   12,244     11,360
Kemper High Yield Subaccount......................   4,876    5,240    6,652   11,895      6,036
Kemper Growth Subaccount..........................   2,032    1,773    1,955    1,931      9,612
Kemper Government Securities Subaccount*..........   2,317    2,728    2,442    1,494     10,270
Kemper International Subaccount**.................   1,041                                 7,278
Kemper Small Cap Growth Subaccount***.............                                         4,843
Kemper Investment Grade Bond Subaccount+..........                                         1,033
Kemper Contrarian Value Subaccount+...............                                         3,847
Kemper Small Cap Value Subaccount+................                                         1,756
Kemper Value+Growth Subaccount+...................                                         2,094
Kemper Horizon 20+ Subaccount+....................                                           195
Kemper Horizon 10+ Subaccount+....................                                           419
Kemper Horizon 5 Subaccount+......................                                           357
Janus Aspen Growth Subaccount****.................                                           243
Janus Aspen Aggressive Growth Subaccount****......                                           105
Janus Aspen Worldwide Growth Subaccount****.......                                           630
Janus Aspen Balanced Subaccount****...............                                           334
Lexington Natural Resources Trust
 Subaccount****...................................                                            40
Lexington Emerging Markets Subaccount****.........                                           108
Fidelity VIP Equity--Income Subaccount+...........                                           223
Fidelity VIP Growth Subaccount+...................                                            73
Fidelity VIP II Asset Manager Subaccount+.........                                            40
Fidelity VIP II Index 500 Subaccount+.............                                            99
Fidelity VIP II Contrafund Subaccount+............                                           211
Scudder VLIF Bond Subaccount++....................                                            --
Scudder VLIF Capital Growth Subaccount++..........                                            --

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
American Century VP Income & Growth
 Subaccount++.....................................
American Century VP Value Subaccount++............
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................    4,637    3,948     4,839      7,343     6,204
Kemper Total Return Subaccount....................   13,699   17,433    20,342     24,773    26,640
Kemper High Yield Subaccount......................    8,934   10,028    12,047     12,416    14,735
Kemper Growth Subaccount..........................   11,574   14,340    16,369     19,776    17,851
Kemper Government Securities Subaccount*..........   11,033   13,804    17,939     23,487    28,787
Kemper International Subaccount**.................    9,543   12,177    12,074     14,546    15,713
Kemper Small Cap Growth Subaccount***.............    4,509    4,091     3,022      1,242
Kemper Investment Grade Bond Subaccount+..........      338       50
Kemper Contrarian Value Subaccount+...............    9,619    1,625
Kemper Small Cap Value Subaccount+................    1,519      840
Kemper Value+Growth Subaccount+...................      824      454
Kemper Horizon 20+ Subaccount+....................       83        7
Kemper Horizon 10+ Subaccount+....................      261      229
Kemper Horizon 5 Subaccount+......................      192       84
Janus Aspen Growth Subaccount****.................      157       99        14
Janus Aspen Aggressive Growth Subaccount****......       85      115        11
Janus Aspen Worldwide Growth Subaccount****.......      445      186         7
Janus Aspen Balanced Subaccount****...............      105       42         3
Lexington Natural Resources Trust
 Subaccount****...................................       48      100         8
Lexington Emerging Markets Subaccount****.........      130       80         3
Fidelity VIP Equity--Income Subaccount+...........      120       36
Fidelity VIP Growth Subaccount+...................       39       16
Fidelity VIP II Asset Manager Subaccount+.........       56        5
Fidelity VIP II Index 500 Subaccount+.............       46       10
Fidelity VIP II Contrafund Subaccount+............      125       47
Scudder VLIF Bond Subaccount++....................
Scudder VLIF Capital Growth Subaccount++..........

                                                        PERIODIC PAYMENT CONTRACTS
                                                    ----------------------------------
                                                    1992**     1991     1990    1989*
                                                    ------     ----     ----    -----
American Century VP Income & Growth
 Subaccount++.....................................
American Century VP Value Subaccount++............
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................    9,820   10,507   11,618    9,243
Kemper Total Return Subaccount....................   26,043   19,953   18,485   18,671
Kemper High Yield Subaccount......................   14,424   12,799   11,858   18,281
Kemper Growth Subaccount..........................   15,849    9,577    7,812    5,542
Kemper Government Securities Subaccount*..........   28,286   18,252   10,338    2,109
Kemper International Subaccount**.................    3,646
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Aspen Growth Subaccount****.................
Janus Aspen Aggressive Growth Subaccount****......
Janus Aspen Worldwide Growth Subaccount****.......
Janus Aspen Balanced Subaccount****...............
Lexington Natural Resources Trust
 Subaccount****...................................
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity--Income Subaccount+...........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Scudder VLIF Bond Subaccount++....................
Scudder VLIF Capital Growth Subaccount++..........


           (CONTINUED ON NEXT PAGE)

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    ---------------------------------------------------------
                                                      1998       1997     1996+    1995****   1994***   1993
                                                      ----       ----     -----    --------   -------   ----
Scudder VLIF International Subaccount++...........        --
Dreyfus Socially Responsible Growth
 Subaccount++.....................................        --
J.P. Morgan Small Company
 Subaccount++.....................................        --
Alger American Growth Subaccount++................        --
Alger American Small Capitalization
 Subaccount++.....................................        --
American Century VP Income & Growth
 Subaccount++.....................................        --
American Century VP Value Subaccount++............        --

                                                       FLEXIBLE PAYMENT CONTRACTS       PERIODIC PAYMENT CONTRACTS
                                                    ---------------------------------   --------
                                                    1992**    1991     1990    1989*      1998
                                                    ------    ----     ----    -----      ----
Scudder VLIF International Subaccount++...........                                            --
Dreyfus Socially Responsible Growth
 Subaccount++.....................................                                            --
J.P. Morgan Small Company
 Subaccount++.....................................                                            --
Alger American Growth Subaccount++................                                            --
Alger American Small Capitalization
 Subaccount++.....................................                                            --
American Century VP Income & Growth
 Subaccount++.....................................                                            --
American Century VP Value Subaccount++............                                            --

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
Scudder VLIF International Subaccount++...........
Dreyfus Socially Responsible Growth
 Subaccount++.....................................
J.P. Morgan Small Company
 Subaccount++.....................................
Alger American Growth Subaccount++................
Alger American Small Capitalization
 Subaccount++.....................................
American Century VP Income & Growth
 Subaccount++.....................................
American Century VP Value Subaccount++............

                                                        PERIODIC PAYMENT CONTRACTS
                                                    ----------------------------------
                                                    1992**     1991     1990    1989*
                                                    ------     ----     ----    -----
Scudder VLIF International Subaccount++...........
Dreyfus Socially Responsible Growth
 Subaccount++.....................................
J.P. Morgan Small Company
 Subaccount++.....................................
Alger American Growth Subaccount++................
Alger American Small Capitalization
 Subaccount++.....................................
American Century VP Income & Growth
 Subaccount++.....................................
American Century VP Value Subaccount++............


   * The Kemper Government Securities Subaccount commenced business on November 6, 1989.
  ** The Kemper International Subaccount commenced business on January 6, 1992. *** The Kemper Small Cap Growth Subaccount commenced business on May 2, 1994.

**** The Janus Aspen Growth, Aggressive Growth, Worldwide Growth, and Balanced
     Subaccounts and the Lexington Natural Resources Trust and Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.

    + The Kemper Investment Grade Bond, Kemper Contrarian Value, Kemper Small
      Cap Value, Kemper Value+Growth, Kemper Horizon 20+, Kemper Horizon 10+, Kemper Horizon 5, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500 and Fidelity VIP II Contrafund Subaccounts were available under the Contracts on May 1, 1996.

    ++ The Scudder VLIF Bond, Scudder VLIF Capital Growth, Scudder VLIF
       International, Dreyfus Socially Responsible Growth, J.P. Morgan Small Company, Alger American Growth, Alger American Small Capitalization, American Century VP Income & Growth and American Century VP Value Subaccounts were available under the Contracts on May 1, 1999.


The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

                   KILICO, THE SEPARATE ACCOUNT AND THE FUNDS


KEMPER INVESTORS LIFE INSURANCE COMPANY


We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1 Kemper Drive, Long Grove, Illinois 60049. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a majority owned (76.4 percent) subsidiary of Zurich Holding Company of America ("ZHCA"), which is a wholly-owned subsidiary of Zurich Insurance Company ("Zurich"). Zurich is a wholly-owned subsidiary of Zurich Financial Services ("ZFS"). ZFS was formed in the September, 1998 merger of the Zurich Group with the financial services business of B.A.T. Industries. ZFS is owned by Zurich Allied A.G. and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively.


THE SEPARATE ACCOUNT


We established the KILICO Variable Annuity Separate Account on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. KILICO Money Market Separate Account was initially registered with the Securities and Exchange Commission ("SEC") as an open-end, diversified management investment company. On November 2, 1989, contract owners approved a Reorganization under which the Separate Account was restructured as a unit investment trust. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.



Benefits provided under the Contracts are Our obligations. Although the assets in the Separate Account are Our property, they are held separately from Our other assets and are not chargeable with liabilities arising out of any other business We may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business We may conduct.



Thirty-four Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.



The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Portfolio are reinvested in that Portfolio at net asset value and retained as assets of the corresponding Subaccount.



The Separate Account's financial statements appear in the Statement of Additional Information.


THE FUNDS


The Separate Account invests in shares of the following open-end management investment companies:



     - Kemper Variable Series (formerly Investors Fund Series)



     - Janus Aspen Series



     - Lexington Natural Resources Trust



     - Lexington Emerging Markets Fund



     - Fidelity Variable Insurance Products Fund



     - Fidelity Variable Insurance Products Fund II



     - Scudder Variable Life Investment Fund



     - The Dreyfus Socially Responsible Growth Fund, Inc.



     - J.P. Morgan Series Trust II



     - The Alger American Fund



     - American Century Variable Portfolios, Inc.

SEC registration does not involve SEC supervision of their management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of the Janus Aspen Series, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to Our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither We nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if We believe a Fund's response to any of those events or conflicts insufficiently protects Owners, We will take appropriate action.


A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The thirty-four Portfolios are summarized below:


KEMPER VARIABLE SERIES (FORMERLY INVESTORS FUND SERIES)



KEMPER MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share but there is no assurance that the Portfolio will be able to do so.



KEMPER TOTAL RETURN PORTFOLIO seeks a high total return, a combination of income and capital appreciation, consistent with reasonable risk.



KEMPER HIGH YIELD PORTFOLIO seeks to provide a high level of current income.


KEMPER GROWTH PORTFOLIO seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.


KEMPER GOVERNMENT SECURITIES PORTFOLIO seeks high current income consistent with preservation of capital.


KEMPER INTERNATIONAL PORTFOLIO seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.


KEMPER SMALL CAP GROWTH PORTFOLIO seeks maximum appreciation of investors' capital.



KEMPER INVESTMENT GRADE BOND PORTFOLIO seeks high current income.



KEMPER CONTRARIAN VALUE PORTFOLIO seeks to achieve a high rate of total return.



KEMPER SMALL CAP VALUE PORTFOLIO seeks long-term capital appreciation.



KEMPER VALUE+GROWTH PORTFOLIO seeks growth of capital. A secondary objective of the Portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.


KEMPER HORIZON 20+ PORTFOLIO, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.


KEMPER HORIZON 10+ PORTFOLIO, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.



KEMPER HORIZON 5 PORTFOLIO, designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.


JANUS ASPEN SERIES


JANUS ASPEN GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.



JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.



JANUS ASPEN BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.



LEXINGTON NATURAL RESOURCES TRUST


This Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.

LEXINGTON EMERGING MARKETS FUND

This Fund seeks long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets as described in the fund's prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND


FIDELITY VIP EQUITY-INCOME PORTFOLIO seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.



FIDELITY VIP GROWTH PORTFOLIO seeks capital appreciation.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


FIDELITY VIP II ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.


FIDELITY VIP II INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

FIDELITY VIP II CONTRAFUND PORTFOLIO seeks long-term capital appreciation.


SCUDDER VARIABLE LIFE INVESTMENT FUND (CLASS A SHARES)



SCUDDER VLIF BOND PORTFOLIO seeks high income from a high quality portfolio of bonds.



SCUDDER VLIF CAPITAL GROWTH PORTFOLIO seeks to maximize long-term capital growth from a portfolio consisting primarily of equity securities.



SCUDDER VLIF INTERNATIONAL PORTFOLIO seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.



This Fund's primary goal is to provide capital growth through investment in common stocks of companies which not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.



J.P. MORGAN SERIES TRUST II



J.P. MORGAN SMALL COMPANY PORTFOLIO seeks to provide a high total return from a portfolio of small company stocks.



THE ALGER AMERICAN FUND



ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks long-term capital appreciation.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.



AMERICAN CENTURY VP INCOME & GROWTH PORTFOLIO seeks dividend growth, current income and capital appreciation.



AMERICAN CENTURY VP VALUE PORTFOLIO seeks long-term capital growth.


                               ------------------


The Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and Statements of Additional Information available from Us upon request.



Scudder Kemper Investments, Inc. ("SKI"), Our affiliate, serves as investment manager for each of the Kemper Variable Series (formerly Investors Fund Series) and the available Scudder Variable Life Investment Fund Portfolios. Scudder Investments (U.K.) Limited ("Scudder U.K."), an affiliate of SKI, serves as sub-adviser for the Kemper International Portfolio. Janus Capital Corporation is the investment adviser for the five available Portfolios of the Janus Aspen Series. Lexington Management Corporation is the investment adviser for the Lexington Natural Resources Trust and the Lexington Emerging Markets Fund. Fidelity Management & Research Company ("FMR") is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II. The Dreyfus Corporation serves as the investment adviser, and NCM Capital Management Group, Inc. is the sub-adviser, for The Dreyfus Socially Responsible Growth Fund, Inc. J.P. Morgan Investment Management, Inc. is the investment adviser for the J.P. Morgan Small Company Portfolio. Fred Alger Management, Inc. serves as the investment adviser for the available portfolios of The Alger American Fund. American Century Investment Management, Inc. is the investment adviser for the two available portfolios of the American Century Variable Portfolios, Inc. The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.


CHANGE OF INVESTMENTS


We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Portfolio are no longer available for investment, or if in Our judgment further investment in any Portfolio becomes inappropriate in view of the purposes of the Separate Account. We will not substitute any shares attributable to an Owner's interest in a Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of policies, or may permit a conversion between series or classes of policies on the basis of requests made by Owners.



We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in Our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as We determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in Our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.



If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 ("1940 Act"); (b) deregistered under that Act in the event such registration is no longer required; or (c) combined with Our other separate accounts. To the extent permitted by law, We may transfer the assets of the Separate Account to another separate account or to the General Account.


PERFORMANCE INFORMATION


The Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized "average annual total return" and nonstandardized "total return." The Kemper High Yield Subaccount, Kemper Government Securities Subaccount and Kemper Investment Grade Bond Subaccount might also advertise 'yield'. The Kemper Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of a Subaccount's future performance.

Standardized average annual total return and nonstandardized total return calculations measure the Subaccount's net income plus the effect of any realized or unrealized appreciation or depreciation of the Subaccount's underlying investments for the period. Standardized average annual total return and nonstandardized total return will be quoted for periods of at least one year, three years, five years and ten years and a period covering the time the underlying Portfolio has been held in the Subaccount (life of Subaccount) for standardized average annual total return or a period covering the time the underlying Portfolio has been in existence (life of Portfolio) for nonstandardized total return. This information will be current for a period ending with the most recent calendar quarter for standardized average annual total return and the most recent calendar month for nonstandardized total return. Standardized average annual total return figures are annualized, and, therefore, represent the average annual percentage change in the value of a Subaccount's investment over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Nonannualized figures represent the actual percentage change over the applicable period.



Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Kemper Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, so the Subaccount generates the same level of net income over a one year period which is compounded on a semi-annual basis. The effective yield for the Kemper Money Market Subaccount is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The Kemper Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.


The Subaccounts' units are sold at Accumulation Unit value. The Subaccounts' performance figures and Accumulation Unit values will fluctuate. Units of the Subaccounts are redeemable by an investor at Accumulation Unit value, which may be more or less than original cost. The performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years. Yield, effective yield and nonstandardized total return figures do not include the effect of any Withdrawal Charge that may be imposed upon the redemption of units, and thus may be higher than if such charges were deducted. Standardized average annual total return figures include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period in question.


The Subaccounts may be compared to relevant indices and performance data from independent sources. From time to time, the Separate Account may quote information from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR, NATIONAL UNDERWRITER, SELLING LIFE INSURANCE, BROKER WORLD, REGISTERED REPRESENTATIVE, INVESTMENT ADVISER and VARDS.


Additional information concerning a Subaccount's performance and these indices and independent sources is provided in the Statement of Additional Information.


                              FIXED ACCOUNT OPTION



Amounts allocated or transferred to the Fixed Account are part of Our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



Under the Fixed Account Option, We pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account, unless We refer to fixed accumulation and annuity elements.



We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate of 3%. At our discretion, We may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                 THE CONTRACTS

A. GENERAL INFORMATION.


This Prospectus offers both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are $600, a periodic payment under $50 will be accepted. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent payment is $500. An initial allocation of less than $100 may be made to the General Account or to a Subaccount, or to the General Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.



Effective January 1, 1998, a Contract Owner may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing Us to draw on an account of the Owner via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:



     - The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Plan Contract made pursuant to a PAC Agreement is $1,000 unless the Contract Owner also owns an existing Contract, in which case the minimum is $100.



     - The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.



We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.



An Owner may examine a Contract and return it for a return during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date the Owner receives the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date We receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment.



During the Accumulation Period, the Owner may assign a Non-Qualified Contract or change a Beneficiary at any time by signing Our form. No assignment or Beneficiary change is binding on Us until We receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject the Owner to immediate tax liability and may subject the Owner to a 10% tax penalty. (See "Federal Tax Matters.")



Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations.



The Owner designates the Beneficiary. If the Annuitant or Owner dies, and no designated Beneficiary or contingent beneficiary is alive at that time, We will pay the Annuitant's or Owner's estate.



Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.


B. THE ACCUMULATION PERIOD.

1. APPLICATION OF PURCHASE PAYMENTS.


The Owner selects allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after We receive the Purchase Payment. Generally, We determine the value of an Accumulation Unit by 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after We receive them. However, with respect to initial Purchase Payments, the amount is credited only after We determine to issue the Contract. After the initial purchase, We determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccounts Accumulation Unit value, as computed after We receive the Purchase Payment. A Contract Owner is limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the General Account.



The number of Accumulation Units will not change due to investment experience. Accumulation Units value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.



If We are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, We will promptly request the necessary information. If the requested information is not furnished within five business days after We receive the initial Purchase Payment, or if We determine that We cannot otherwise issue the Contract within the five day period, We will return the initial Purchase Payment to the Owner, unless the Owner consents to Our retaining the initial purchase payment until the application is completed.



We may issue a Contract without a signed application if:



      - a dealer provides us with application information, electronically or in writing



      - we receive the initial Purchase Payment and



      - the Owner confirms in writing, after the Contract is delivered, that all information in the Contract is correct.


2. ACCUMULATION UNIT VALUE.


Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount's Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.



The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.



Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.



The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:



  (1 / 2) - 3, where:



  (1) is the net result of:



       - the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus



       - the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus



       - a charge or credit for any taxes reserved for the current Valuation Period which We determine have resulted from the investment operations of the Subaccount;



  (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period;



  (3) is the factor representing the mortality and expense risk and administration charges.

3. CONTRACT VALUE.


On any Valuation Date, the Contract Value equals the total of:



     - the number of Accumulation Units credited to each Subaccount, times



     - the value of a corresponding Accumulation Unit for each Subaccount, plus



     - the Owner's interest in the General Account.


4. TRANSFER DURING ACCUMULATION PERIOD.


During the Accumulation Period, an Owner may transfer the Contract Value among the Subaccounts and the General Account subject to the following provisions:



     - The General Account Contract Value, minus Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and



     - A Contract Owner is limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the General Account.



If an Owner authorizes a third party to transact transfers on the Owner's behalf, we will reallocate the Contract Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.



We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, the Owner must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of the Owner's remaining Contract interest in a Subaccount or the General Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following Our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time (subject to state requirements). We disclaim all liability for following instructions which are given in accordance with Our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, an Owner bears the risk of loss in the event of a fraudulent telephone transfer.


5. WITHDRAWAL DURING ACCUMULATION PERIOD.


An Owner may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See "Federal Tax Matters.") A withdrawal of all Contract Value is called a surrender.



An Owner may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If the Owner withdraws more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See "Withdrawal Charge")



For Contracts in more than one investment option, an Owner requesting a partial withdrawal must specify what portion of the Owner's Contract interest is to be redeemed. If an Owner does not specify, We will redeem Accumulation Units from all investment options in which the Owner has an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.



The Owner may request a partial withdrawal subject to the following:



     - The amount requested must be at least $500 in each investment option or the General Account from which withdrawal is requested.



     - The Owner must leave at least $500 in each investment option from which the withdrawal is requested unless the total value is transferred.



Election to withdraw shall be made in writing to Us at Our home office: Kemper Investors Life Insurance Company, Customer Service, 1 Kemper Drive, Long Grove, IL 60049 and should be accompanied by the

Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after We receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date We receive a written request at Our home office provided, however, that We may suspend withdrawals or delay payment more than seven days



     - during any period when the New York Stock Exchange is closed,



     - when trading is restricted or the SEC determines an emergency exists, or



     - as the SEC by order may permit.


Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters.")


A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting identical requirements for optional retirement programs, We will follow similar procedures.


6. DEATH BENEFIT.


If the Annuitant dies during the Accumulation Period, prior to attaining age 75, the Contract Value less Debt as computed at the end of the Valuation Period next following Our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater, will be paid to the designated Beneficiary. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of



     - the Contract Value less Debt or



     - the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals. If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt. The Owner or Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below.



For Non-Qualified Contracts issued after January 19, 1985, if the Owner is not the Annuitant and the Owner dies before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under "Annuity Options." The death benefit is determined as stated above, except that the age of the Owner at death is used in determining the amount payable. If the Beneficiary is the surviving spouse of the Owner, the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.



For Contracts issued after March 1, 1997 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased's attainment of age 90, the death benefit will be the greater of:



     - the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,



     - the Contract Value minus Debt, or



     - the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each contract anniversary before the deceased's 81st birthday. The Anniversary Value for a particular Contract Anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased's 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

7. LOANS.


The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Code or with a qualified plan under Code Section 401 may request a loan (if permitted by the ERISA Qualified Plan) any time during the accumulation period. Loans are made from the General Account and are limited to the General Account Contract Value minus any withdrawal charge that would apply to the Contract Value and minus interest on the loan for the remainder of the Contract Year. In general, under the Code loans may not exceed 50% of the Contract Value. If the Contract Value is at least $20,000 or the Contract is part of an ERISA qualified plan, the maximum loan amount is the lesser of:



     - 50% of the Contract Value, or



     - $50,000 reduced by the highest loan balance over the prior 12 months.



If the Contract Value is less than $20,000 and is not part of an ERISA qualified plan, the maximum loan amount is the lesser of:



     - $10,000, or


     - 80% of the Contract Value.


The minimum loan is $1,000.

For non-ERISA loans, the loan interest rate is 5.5% per year. For loans issued under ERISA plans, the loan interest rate will vary based on current rates. Interest that is not paid when due is added to the loan and will bear interest at the same rate as the loan. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2.5% less than the loan rate.

Loans must be repaid in substantially equal quarterly payments within 5 years. Loans used to purchase the principal residence of the Owner must be repaid within 30 years.


If a loan payment is not made when due, interest will continue to accrue. On 403(b) Contracts, to the extent permitted by law, the amount of the defaulted payment plus accrued interest will be deducted from the Contract and paid to Us. Any loan payment which is not made when due, plus interest, will be treated as a distribution as permitted by law, may be taxable to the borrower, and may be subject to early withdrawal tax penalty.



If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. Any loans made under a Contract will be subject to Code requirements, Our administrative procedures as reflected under Our loan agreements, and, if applicable, ERISA.


                         CONTRACT CHARGES AND EXPENSES


We deduct the following charges and expenses:



     - mortality and expense risk charge



     - administrative expenses



     - Records Maintenance Charge



     - Withdrawal Charge



     - Premium Tax



Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by the Owner.



We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.


1. MORTALITY RISK.


Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses incurred by KILICO.


Our mortality risk arises from two obligations. The first obligation We assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation We assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.


2. EXPENSE RISK.


We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.


3. ADMINISTRATIVE COSTS.


The daily asset charge for administrative costs reimburses Us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.


B. RECORDS MAINTENANCE CHARGE


KILICO will assess an annual Records Maintenance Charge (assessed ratably each quarter) during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any Purchase Payments have been made during the year. The Records Maintenance Charge is:



     - $30 annually for Contracts with Contract Value under $25,000.



     - $15 annually for Contracts with Contract Value between $25,000 and
       $50,000.



     - No Records Maintenance Charge for Contracts with Contract Value over $50,000.


The Record Maintenance Charge is not assessed during the Annuity Period.


The Records Maintenance Charge is to reimburse Us for expenses incurred in establishing and maintaining the records relating to a Contract's participation in the Separate Account. The Records Maintenance Charge will be assessed at the end of each calendar quarter and will constitute a reduction in the net assets of each Subaccount.



At any time the Records Maintenance Charge is assessed, the applicable charge will be assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge will be redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.


For Contracts issued on or after March 1, 1997 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Plan Contracts, the Records Maintenance Charge will be eliminated for Contracts with a Contract Value equaling or exceeding $50,000 on the date of assessment.

C. WITHDRAWAL CHARGE.


We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other promotion and acquisition expenses.



Each Contract Year, an Owner may withdraw, without Withdrawal Charge, 10% of the Contract Value.

If the Owner withdraws a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first seven Contribution Years following each Purchase Payment as follows:



               CONTRIBUTION                  WITHDRAWAL
                   YEAR                        CHARGE
               ------------                  ----------
First......................................      6%
Second.....................................      5%
Third......................................      4%
Fourth.....................................      3%
Fifth......................................      2%
Sixth......................................      1%
Seventh and following......................      0%



Purchase Payments are deemed surrendered in the order in which they were received.



When a withdrawal is requested, the Owner receives a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to the Owner.



Because Contribution Years are based on the date each Purchase Payment is made, Owners may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawal During Accumulation Period.") The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.



The Withdrawal Charge compensates Us for Contract distribution expense. Currently, We anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from Our general assets. Those assets may include proceeds from the mortality and expense risk charge.



The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if the Owner selects Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See "The Annuity Period -- Annuity Options" for a discussion of the Annuity Options available.



We may reduce or eliminate the Withdrawal Charge if We anticipate that We will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of KILICO and Kemper Variable Series (formerly Investors Fund Series) ("KVS"), KVS investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.


D. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


Each Portfolio's net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, Owners directly bear these fees and expenses. Investment management fees appear on page 4. Further detail is provided in the attached prospectuses for the Portfolios and the Funds' Statements of Additional Information.


E. STATE PREMIUM TAXES


Certain state and local governments impose a premium tax ranging from 0% to 3.5% of Purchase Payments. If We pay state premium taxes, We may charge the amount paid against Contract Value upon annuitization if not previously assessed. See "Appendix -- State Premium Tax Chart" in the Statement of Additional Information.


F. REDUCTION OR ELIMINATION OF CERTAIN CHARGES


Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows Us to offer Contracts to its employees or members on an individual basis.



In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily asset charge for administrative costs and the Records Maintenance Charge may also be reduced or eliminated if We anticipate lower administrative expenses. In certain other circumstances, sales expenses purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.



In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, We will consider:



     - the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;



     - the total amount of Purchase Payments to be received and the method in which they will be remitted;



     - any prior or existing relationship with Us;



     - the level of commission paid to selling broker-dealers;



     - the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and



     - the frequency of projected surrenders or distributions.



We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.


                               THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option selected by the Owner.

1. ANNUITY PAYMENTS.


Annuity payments are based on:



     - the annuity table specified in the Contract,



     - the selected Annuity Option, and



     - the investment performance of the selected Subaccount.



Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see "Withdrawal Charge.")


2. ANNUITY OPTIONS.


The Contract Owner may elect one of the Annuity Options. The Owner may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. The Owner may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, We may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, We may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.



The amount of periodic annuity payments may depend upon:



     - the Annuity Option selected;

     - the age and sex of the payee; and



     - the investment experience of the selected Subaccount(s).



For example:



     - if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.



     - if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.



     - if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income option were selected.



     - if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.



The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if the Owner participates in a Subaccount with higher investment performance, it is likely the Owner will receive a higher periodic payment.



If the Owner dies before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:



     - Option 2 or



     - Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than 5 years from the Owner's death).



If the Beneficiary is not an individual, the entire interest must be distributed within 5 years of the Owner's death. The Death Benefit distribution must begin no later than one year from the Owner's death, unless a later date is prescribed by federal regulation.



OPTION 1--INCOME FOR SPECIFIED PERIOD.



Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee's death, if the Beneficiary is an individual, We automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, We continue to deduct the daily asset charges for mortality and expense risks and administrative costs.



Payees may elect to cancel all or part of the remaining payments due under Option 1. We will then pay the discounted value of the remaining payments.



OPTION 2--LIFE INCOME.



Option 2 provides for an annuity over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee's death without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.



OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED.



Option 3 provides an annuity payable monthly during the payee's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, We pay the discounted value of the remaining payments in the specified period.



OPTION 4--JOINT AND SURVIVOR ANNUITY.



Option 4 provides an annuity payable monthly while both payees are living. Upon either payee's death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee's death without regard to the number or total amount of payments received.


3. ALLOCATION OF ANNUITY.


The Owner may elect to have payments made on a fixed or variable basis, or a combination of both. An Owner may exercise the transfer privilege during the Accumulation Period for the purposes of such allocation. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.


4. TRANSFER DURING ANNUITY PERIOD.


During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:



     - Transfers to a Subaccount are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.



     - All interest in a Subaccount must be transferred.



     - If We receive notice of transfer to a Subaccount more than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.



     - If We receive notice of transfer to a Subaccount less than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.



     - Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least thirty (30) days prior to the anniversary.


A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. ANNUITY UNIT VALUE.


Annuity Unit value is determined independently for each Subaccount.



Annuity Unit value for any Valuation Period is:



     - Annuity Unit value for the preceding Valuation Period times



     - the net investment factor for the current Valuation Period times



     - an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.



The net investment factor for a Subaccount for any Valuation Period is:



     - the Subaccount's Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved; divided by



     - the Subaccount's Accumulation value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.



6. FIRST PERIODIC PAYMENT UNDER VARIABLE ANNUITY.



When annuity payments begin, the value of the Owner's Contract interest is:



     - Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due times



     - the number of Accumulation Units credited at the end of the Valuation Period minus



     - premium taxes and Withdrawal Charges



The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

A 2.5% per annum rate of investment earning is assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.5% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.5% per annum, annuity payments decrease.



7. SUBSEQUENT PERIODIC PAYMENTS UNDER VARIABLE ANNUITY.



Subsequent annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.



8. FIXED ANNUITY PAYMENTS.



Each Fixed Annuity payment is determined from tables We prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.



9. DEATH PROCEEDS.



If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")


                              FEDERAL TAX MATTERS

A. INTRODUCTION


This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with buying a Contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.



B. OUR TAX STATUS



We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of Our total operations. The Separate Account is not separately taxed as a "regulated investment company". Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that We will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore We do not intend to provide for these taxes. If We are taxed on investment income or capital gains of the Separate Account, then We may impose a charge against the Separate Account to provide for these taxes.



C. TAXATION OF ANNUITIES IN GENERAL



1. TAX DEFERRAL DURING ACCUMULATION PERIOD



Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:



     - the Contract must be owned by an individual



     - Separate Account investments must be "adequately diversified"



     - We, rather than the Owner, must be considered the owner of Separate Account assets for federal tax purposes, and

     - annuity payments must appropriately amortize Purchase Payments and Contract earnings.



NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.



Additional exceptions to this rule include:



     - contracts acquired by a decedent's estate



     - certain Qualified Plan Contracts



     - Contracts purchased by employers at termination of certain qualified plans



     - Contracts used with structured settlement agreements



     - Contracts purchased with a single premium when the annuity starting date is no later than a year from Contract purchase and substantially equal periodic payments are made at least annually.



DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between Contract Value and Purchase Payments.



Although We do not control Fund investments, We expect the Funds will comply with these regulations so that the Separate Account will be considered "adequately diversified."



OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner's gross income. The IRS, in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of this Prospectus, no investor control guidance is available.



We may modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the Separate Account assets.



DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, E.G., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.



The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that We are treated as the owner of Separate Account assets.



2. TAXATION OF PARTIAL AND FULL WITHDRAWALS



Partial withdrawals from a Non-Qualified Contract are includible in income if the withdrawal includes investment gain. Full withdrawals are also includible in income if they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus amounts previously received from the Contract.



Any assignment or pledge (or agreement to assign or pledge) of Contract Value, is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If an individual transfers a Contract interest without adequate consideration to someone other than the Owner's spouse (or to a former spouse incident to divorce), the Owner is taxed on the difference between Contract Value and the "investment in the contract." In this case, the transferee's investment in the contract is increased to reflect the increase in the transferor's income.

The Contract's death benefit may exceed Purchase Payments or Contract Value. As described in this Prospectus, We impose certain charges with respect to the death benefit. It is possible that those charges (or some portion) could be treated as a partial withdrawal.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.



3. TAXATION OF ANNUITY PAYMENTS



Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to expected value of all annuity payments.



Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.



4. TAXATION OF DEATH BENEFITS



Amounts may be distributed upon the Owner's or Annuitant's death. Before the Annuity Date, death benefits are includible in income and:



     - if distributed in a lump sum are taxed like a full withdrawal, or



     - if distributed under an annuity option are taxed like annuity payments.



After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income and:



     - if received in a lump sum are includible in income if they exceed the unrecovered investment, or



     - if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.



Thereafter, all annuity payments are fully includible in income.



5. PENALTY TAX ON PREMATURE DISTRIBUTIONS



A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:



     - received on or after the Owner reaches age 59 1/2,



     - attributable to the Owner's disability,



     - made to a Beneficiary after the Owner's death or, for non-natural Owners, after the primary Annuitant's death,



     - made as a series of substantially equal periodic payments (at least annually) for the life (or life expectancy) of the Annuitant or for the joint lives (or joint life expectancies) of the Annuitant and designated Beneficiary,



     - made under a Contract purchased with a single premium when the annuity starting date is no later than a year from Contract purchase and substantially equal periodic payments are made at least annually, or



     - made with annuities used with structured settlement agreements.



6. AGGREGATION OF CONTRACTS



The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract is determined by combining some or all of the Non-Qualified Contracts owned by an individual. For example, if a person purchases a Contract and also purchases an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.



7. LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS



For Contracts issued after June 8, 1997 to a non-natural owner, otherwise deductible interest may no longer be deductible by the owner. However, this interest deduction disallowance does not affect Contracts generating taxable income. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.



D. QUALIFIED PLANS



The Contracts are also designed for use in connection with retirement plans which receive favorable treatment under sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans"). Such contracts are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans.



The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (Owners should always consult their tax advisers and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, the Owner and Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.



Under a Qualified Contract, rules specify the form of distribution and start dates. An excise tax is imposed for failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of "Individual Retirement Annuities" ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.



A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply to a payment:



     - received after the Owner reaches age 55 and has separated from service,



     - received after the Owner reaches age 59 1/2,



     - received after the Owner's death or because of the Owner's disability, or



     - made as a series of substantially equal periodic payments (at least annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated beneficiary.



In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. Owners wishing to take a distribution for these purposes should consult their tax adviser. Other exceptions may apply.



Qualified Contracts are amended to conform to plan requirements. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.


1. QUALIFIED PLAN TYPES


We issue Contracts for the following types of Qualified Plans.



INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of Qualified Plans may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund an "Education IRA."



IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The Contract's death benefit may exceed Purchase Payments or Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts and failing IRA requirements.



SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should seek tax competent advice.



SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the Contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers and employees intending to use the Contract in connection with such plans should seek competent advice.



ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in that:



     - Roth IRA contributions are never deductible,



     - "qualified distributions" from a Roth IRA are excludable from income,



     - different eligibility and mandatory distribution requirements apply,



     - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code.



A rollover from an IRA to a Roth IRA is includible in gross income but the 10 percent penalty tax does not apply.



An IRA may be converted into a Roth IRA without taking a distribution. An individual may convert by notifying the IRA issuer or trustee. The conversion of an IRA to a Roth IRA is a special type of qualified rollover distribution. Hence, the IRA participant must be eligible for a qualified rollover distribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.



Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is:



     - a payment or distribution



       -- made after the Owner attains age 59 1/2,



       -- made after the Owner's death,



       -- attributable to the Owner being disabled, or



       -- made to a qualified first-time homebuyer.

     - a payment or distribution made in a taxable year that is five years or more after



       -- the first taxable year for which a contribution was made to the Owner's Roth IRA, or



       -- the first taxable year for which rollover was made to the Owner's Roth
          IRA. A non-qualified distribution from a Roth IRA is generally taxed like a distribution from an IRA. Distributions from a Roth IRA need not commence at age 70 1/2.



TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, purchasers should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the Contract Owner also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of


     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,



     - earnings on those contributions, and



     - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1998. These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or becomes disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to section 403(b)(7) custodial accounts may be subject to more stringent restrictions.



DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.


2. DIRECT ROLLOVERS


If the Contract is used with a retirement plan that is qualified under sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as



     - minimum distributions required under section 401(a)(9) of the Code, and



     - certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."


Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the distributee elects to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING


We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies Us before distribution of an available election not to have any amounts withheld. In certain circumstances, We may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.


                           DISTRIBUTION OF CONTRACTS


The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, We may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:



        Investors Brokerage Services, Inc. ("IBS")


        1 Kemper Drive


        Long Grove, Illinois, 60049



IBS is our wholly-owned subsidiary. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options are not available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different investment options.


                                 VOTING RIGHTS


Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.


Owners have voting rights in a Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.

                    REPORTS TO CONTRACT OWNERS AND INQUIRIES


Each calendar quarter We send Owners a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that We are crediting upon amounts held in the Fixed Account Option. In addition, Owners transferring amounts among the investment options or making additional payments receive written confirmation of these transactions. We will also send a current statement upon Owner request. Owners are also sent annual and semi-annual reports for the Portfolios that correspond to the Subaccounts in which the Owner invests and a list of the securities held by that Portfolio.



An Owner may direct inquiries to the selling agent or may call (888) 477-9700 or write to Kemper Investors Life Insurance Company, Customer Service, 1 Kemper Drive, Long Grove, Illinois 60049.

                             DOLLAR COST AVERAGING



Under Our Dollar Cost Averaging program, a predesignated portion of the Kemper Money Market or Kemper Government Securities Subaccount Value is automatically transferred monthly for a specified duration to other Subaccounts and the General Account. The Dollar Cost Averaging program is available only during the Accumulation Period. An Owner may also elect transfers from the General Account on a quarterly basis for a minimum duration of one year. An Owner may enroll any time by completing Our Dollar Cost Averaging form. Transfers are made on the second Tuesday of the month. We must receive the enrollment form at least five business days before the transfer date.



The minimum transfer amount is $500 per Subaccount or General Account. The total Contract Value in the Kemper Money Market or Kemper Government Securities Subaccount at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.



Dollar Cost Averaging ends if:



     - the number of designated monthly transfers has been completed



     - Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred



     - We receive the Owner's written termination at least five business days before the next transfer date



     - the Contract is surrendered or annuitized.



If the General Account balance is at least $10,000, an Owner may elect automatic calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. An Owner may enroll in this program any time by completing Our Dollar Cost Averaging form. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten days before the end of the calendar quarter.



Dollar Cost Averaging is not available during the Annuity Period.


                           SYSTEMATIC WITHDRAWAL PLAN


We offer a Systematic Withdrawal Plan ("SWP") allowing Owners to preauthorize periodic withdrawals during the Accumulation Period. Owners instruct Us to withdraw selected amounts from the General Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available to Owners who request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. WITHDRAWALS TAKEN UNDER THE SWP MAY BE SUBJECT TO THE 10% TAX PENALTY ON EARLY WITHDRAWALS AND TO INCOME TAXES AND WITHHOLDING. Owners interested in SWP may obtain an application and information concerning this program and its restrictions from Us or their agent. We give thirty days' notice if We amend the SWP. The SWP may be terminated at any time by the Owner or Us.


                         PROVISIONS OF PRIOR CONTRACTS

Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:


FIXED ACCUMULATION OPTIONS. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by Us in Our sole discretion, but not less than 4%.



TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, an Owner may transfer the General Account II Contract value minus Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

WITHDRAWALS DURING ACCUMULATION PERIOD. The Owner may request a partial withdrawal subject to the following conditions:



     - The amount requested must be at least $500 or the Owner's entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.



     - The Owner's Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.


LOANS. For non-ERISA loans, the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.


RECORDS MAINTENANCE CHARGE. We will assess an annual Records Maintenance Charge of $25 during the Accumulation period against each contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.



ANNUITY UNIT VALUE AND FIRST PERIODIC PAYMENT. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.


                              YEAR 2000 COMPLIANCE


Many existing computer programs were originally designed without considering the impact of the year 2000 and currently use only two digits to identify the year in the date field. This issue affects nearly all companies and organizations and could cause computer applications and systems to fail or create erroneous results for any transaction with a date of January 1, 2000, or later.



Many companies must undertake major projects to address the year 2000 issue. Each company's costs and uncertainties will depend on a number of factors, including its software and hardware, and the nature of the industry. Companies must also coordinate with other entities with which they electronically interact, including suppliers, customers, creditors and other financial services institutions.



If a company does not successfully address its year 2000 issues, it could face material adverse consequences in the form of lawsuits against the company, lost business, erroneous results and substantial operating problems after January 1, 2000.



We have taken substantial steps over the last several years to ensure that Our systems will be compliant for the year 2000. Such steps have included the replacement of older systems with new systems which are already compliant. In 1996, We replaced Our investment accounting system, and, in 1997, We replaced Our general ledger and accounts payable system. We have also ensured that new systems developed to support new product introductions in 1997, 1998 and beyond are already year 2000 compliant. Data processing expenses related solely to bringing Our systems in compliance with the year 2000 amounted to $1.3 million in 1998. We anticipate that it will cost an additional $662 thousand to bring all remaining systems into compliance.



Our policy administration systems have been completely renovated to be year 2000 compliant and are currently running in a test environment. Approximately 75 percent of Our ancillary systems confirmed to be year 2000 compliant were in production at December 31, 1998. We anticipate that all such systems will be in production at April 30, 1999 or sooner. Testing procedures have confirmed the performance, functionality, and integration of converted or replaced platforms, applications, databases, utilities, and interfaces in an operational environment. Our testing and verification for year 2000 compliance has encompassed the following:



     - mainframe computing systems



     - mainframe hardware and systems software



     - PC/LAN computing systems



     - PC/LAN hardware and systems software



     - end-user computing systems



     - interfaces to and from third parties, and



     - other miscellaneous electronic non-information systems.

We have also taken steps requiring all other entities with which We electronically interact, including suppliers and other financial services institutions, to attest to Us in writing that their systems are year 2000 compliant.



If We do not successfully address Our year 2000 issues, We could face material adverse consequences from lawsuits, lost business, erroneous results and substantial operating problems after January 1, 2000. Although We fully expect to be year 2000 compliant by the close of 1999, We are currently developing contingency plans to handle the most reasonably likely worst case scenarios. These contingency plans are scheduled for completion in the third quarter of 1999.


                               LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account, KILICO, IBS or SKI is a party.

             TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Experts; Change of Accountants and Financial Statements. The Statement of Additional Information should be read in conjunction with this Prospectus.

APPENDIX

KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND
VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.

A. REVOCATION


Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Kemper Investors Life Insurance Company, 1 Kemper Drive, Long Grove, Illinois 60049, or call (888) 477-9700.


B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date)(see "Required Distributions"). However, section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of section 401(a) of the Code, do not apply to Roth IRAs.

If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), (1) all contributions to an IRA, including a Roth IRA, must be cash contributions which do not exceed $2,000 for any taxable year, and (2) all contributions to a SIMPLE IRA must be cash contributions, including matching or nonelective employer contributions (see "SIMPLE IRAs"), which do not exceed $6,000 for any year (as adjusted for inflation).

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments under an IRA. In one, you transfer amounts from one IRA to another. With the other, you transfer amounts from a qualified employee benefit plan or tax-sheltered annuity to an IRA. Tax-free rollovers can be made from a SIMPLE IRA to another SIMPLE IRA or to a SIMPLE Individual Retirement Account under section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A direct transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA, qualified pension or profit-sharing plan or tax-sheltered annuity, or from a direct transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE IRA or SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA or SIMPLE Individual Retirement Account.

6. Beginning January 1, 1993, a distribution that is eligible for rollover treatment from a qualified employee benefit plan or tax-sheltered annuity will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

1. In general, the amount you can contribute each year to an IRA is the lesser of $2,000 or your taxable compensation for the year. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. Beginning in 1997, in the case of a married couple filing a joint return, up to $2,000 can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $4,000 for the year. Previously, if one spouse had no compensation or elected to be treated as having no compensation, the total combined contributions to both IRAs could no be more than $2,250.

3. Also beginning in 1997, in the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

     a. $2,000, or

     b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. Beginning in 1998, even if your spouse is covered by an employer retirement plan, you may be able to deduct your contributions to an IRA if you are not covered by an employer plan. The deduction is limited to $2,000 and it must be reduced if your adjusted gross income on a joint return is more than $150,000 but less than $160,000. Your deduction is eliminated if your income on a joint return is $160,000 or more.

5. Contributions to your IRA can be made at any time. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP-IRA'S

1. The maximum deductible contribution for a Simplified Employee Pension (SEP) IRA is the lesser of $30,000 or 15% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor). Information about the Kemper SEP is available upon request.

F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $6,000 (as adjusted for inflation) for the year. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $150,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years has passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over the life or the lives of you and your spouse, provided that, if installments are guaranteed, the guaranty period does not exceed the lesser of 20 years or the applicable life expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary. Life expectancies are determined using the expected return multiple tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590 and other IRS forms, phone the IRS toll free at 1-800-729-3676 or write the IRS Forms Distribution Center for your area as shown in your income tax return instructions.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs


1. If your contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.


2. The IRS is not presently accepting submissions for opinion letters approving annuities as Roth IRAs, but will issue in the future procedures for requesting such opinion letters. We will apply for approval as soon as possible after the IRS issues its procedures on this matter. Such approval will be a determination only as to the form of the annuity, and will not represent a determination of the merits of the annuity.

3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your contract after we obtain approval of the endorsement from the IRS and your state insurance department. The Company reserves the right to amend the contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA on or after January 1, 1998, only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of $2,000 and 100% of your compensation for the taxable year. However, if you file a joint return and receive less compensation for the taxable year than your spouse, the contribution limit for the taxable year is the lesser of $2,000 and the sum of (1) your compensation for the taxable year, and (2) your spouse's compensation for the taxable year reduced by any deductible contributions to an IRA of your spouse, and by any contributions to a Roth IRA for your spouse, for the taxable year.

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

     (a) the excess of (i) your adjusted gross income for the taxable year, over
     (ii) the "applicable dollar amount," bears to

     (b) $15,000 (or $10,000 if you are married).


For this purpose, "adjusted gross income" is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.


A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

1. Rollovers And Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers And Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under section 408(d)(3) is tax-free.


In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, section 72(t) of the Code (relating to the 10 percent penalty tax on premature distributions) will not apply. If such a rollover or transfer occurred before January 1, 1999, any portion of the amount rolled over or transferred which is required to be included in gross income will be so included ratably over the 4-taxable year period beginning with the taxable year in which the rollover or transfer is made.



3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.


4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.


UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.



5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Policy, or if you intend to roll over or transfer amounts from your Policy to another Roth IRA maintained for your benefit.



L. INCOME TAX CONSEQUENCES OF ROTH IRAS


1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after
(1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).


2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the amount of the premature distribution that you must include in your gross income. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply:

1. To amounts that are rolled over tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of section 72(m)(7) of the Code;

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

END OF            LUMP SUM TERMINATION               AT               LUMP SUM TERMINATION
 YEAR              VALUE OF CONTRACT *               AGE               VALUE OF CONTRACT *
------------------------------------------------------------------------------------------------------
  1                                                  60
------------------------------------------------------------------------------------------------------
  2                                                  65
------------------------------------------------------------------------------------------------------
  3                                                  70
------------------------------------------------------------------------------------------------------
  4
------------------------------------------------------------------------------------------------------
  5
------------------------------------------------------------------------------------------------------

* Includes applicable withdrawal charges as described in Item O below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

END OF            LUMP SUM TERMINATION               AT               LUMP SUM TERMINATION
 YEAR              VALUE OF CONTRACT *               AGE               VALUE OF CONTRACT *
------------------------------------------------------------------------------------------------------
  1                                                  60
------------------------------------------------------------------------------------------------------
  2                                                  65
------------------------------------------------------------------------------------------------------
  3                                                  70
------------------------------------------------------------------------------------------------------
  4
------------------------------------------------------------------------------------------------------
  5
------------------------------------------------------------------------------------------------------

* Includes applicable withdrawal charges as described in Item O below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.30% per annum for Periodic Payment Contracts.

2. An annual records maintenance charge of $36.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by KILICO; under 1 year, 6%; over 1 to 2 years, 5%; over 2 to 3 years, 4%; over 3 to 4 years, 3%; over 4 to 5 years, 2%; over 5 to 6 years, 1%; 6th year and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

5. The growth in value of your contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

END OF   TERMINATION   END OF   TERMINATION   END OF   TERMINATION   END OF   TERMINATION
 YEAR      VALUES*      YEAR      VALUES*      YEAR      VALUES*      YEAR      VALUES*
-----------------------------------------------------------------------------------------
   1       $ 1,000       14       $17,371       27       $41,703       40      $ 77,436
-----------------------------------------------------------------------------------------
   2         2,000       15        18,929       28        43,991       41        80,796
-----------------------------------------------------------------------------------------
   3         3,038       16        20,534       29        46,348       42        84,256
-----------------------------------------------------------------------------------------
   4         4,130       17        22,187       30        48,775       43        87,821
-----------------------------------------------------------------------------------------
   5         5,264       18        23,889       31        51,275       44        91,492
-----------------------------------------------------------------------------------------
   6         6,442       19        25,643       32        53,850       45        95,274
-----------------------------------------------------------------------------------------
   7         7,665       20        27,449       33        56,503       46        99,169
-----------------------------------------------------------------------------------------
   8         8,932       21        29,309       34        59,235       47       103,181
-----------------------------------------------------------------------------------------
   9        10,236       22        31,225       35        62,048       48       107,313
-----------------------------------------------------------------------------------------
  10        11,580       23        33,199       36        64,947       49       111,569
-----------------------------------------------------------------------------------------
  11        12,965       24        35,232       37        67,932       50       115,953
-----------------------------------------------------------------------------------------
  12        14,390       25        37,326       38        71,007
-----------------------------------------------------------------------------------------
  13        15,859       26        39,482       39        74,174
-----------------------------------------------------------------------------------------

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

END OF   TERMINATION   END OF   TERMINATION   END OF   TERMINATION   END OF   TERMINATION
 YEAR      VALUES*      YEAR      VALUES*      YEAR      VALUES*      YEAR      VALUES*
-----------------------------------------------------------------------------------------
   1       $1,000        14       $1,513        27       $2,221        40       $3,262
-----------------------------------------------------------------------------------------
   2        1,013        15        1,558        28        2,288        41        3,360
-----------------------------------------------------------------------------------------
   3        1,053        16        1,605        29        2,357        42        3,461
-----------------------------------------------------------------------------------------
   4        1,095        17        1,653        30        2,427        43        3,565
-----------------------------------------------------------------------------------------
   5        1,138        18        1,702        31        2,500        44        3,671
-----------------------------------------------------------------------------------------
   6        1,183        19        1,754        32        2,575        45        3,782
-----------------------------------------------------------------------------------------
   7        1,230        20        1,806        33        2,652        46        3,895
-----------------------------------------------------------------------------------------
   8        1,267        21        1,860        34        2,732        47        4,012
-----------------------------------------------------------------------------------------
   9        1,305        22        1,916        35        2,814        48        4,132
-----------------------------------------------------------------------------------------
  10        1,344        23        1,974        36        2,898        49        4,256
-----------------------------------------------------------------------------------------
  11        1,384        24        2,033        37        2,985        50        4,384
-----------------------------------------------------------------------------------------
  12        1,426        25        2,094        38        3,075
-----------------------------------------------------------------------------------------
  13        1,469        26        2,157        39        3,167
-----------------------------------------------------------------------------------------

* Includes applicable withdrawal charges.

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1999

--------------------------------------------------------------------------------

                                PERIODIC PAYMENT

                           VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III

                                   ISSUED BY

                    KEMPER INVESTORS LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT


   HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS 60049     (888) 477-9700



This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 1999. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.


                               ------------------

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
Services to the Separate Account............................  B-1
Performance Information of Subaccounts......................  B-1
State Regulation............................................  B-23
Experts.....................................................  B-23
Change of Accountants.......................................  B-23
Financial Statements........................................  B-23


ADV-02B

                        SERVICES TO THE SEPARATE ACCOUNT

Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.


The independent auditors for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 1997 and 1998. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 1997 and 1998.


The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.


KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to six percent (6%) of Purchase Payments. During 1998, 1997 and 1996 KILICO incurred gross commissions payable of approximately $14,785,000, $14,741,000 and $9,049,000, respectively, to licensed insurance agents.


                     PERFORMANCE INFORMATION OF SUBACCOUNTS


As described in the prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts; "yield" information may be provided in the case of the Kemper High Yield Subaccount, Kemper Investment Grade Bond Subaccount, the Kemper Government Securities Subaccount and the Scudder VLIF Bond Subaccount; and "yield" and "effective yield" information may be provided in the case of the Kemper Money Market Subaccount. These various measures of performance are described below.


A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first taking a hypothetical $1,000 investment in each of the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Withdrawal Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Contract Owner accounts. Premium taxes are not included in the term charges. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount over the applicable period.

No standard formula has been prescribed for calculating nonstandardized total return performance. Nonstandardized total return performance for a specific period is calculated by first taking an investment (assumed to be $10,000 below) in each Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, and thus may be higher than if such charge were deducted. Premium taxes are not included in the term charges. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $10,000 was chosen because that approximates the size of a typical account. The account size used affects the performance figure because the Records Maintenance Charge is a fixed per account charge. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized nonstandardized total return figures represent the average annual percentage change in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.

Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts within the Separate Account for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved (reduced by the applicable charges) had they been held as Subaccounts within the Separate Account for the period quoted.

Performance information will be shown for periods from April 6, 1982 (inception) for the Kemper Money Market Subaccount, Kemper Total Return Subaccount and Kemper High Yield Subaccount, and for periods from December 9, 1983 (inception) for the Kemper Growth Subaccount. This performance information is stated to reflect that the Separate Account was reorganized on November 3, 1989 as a unit investment trust with Subaccounts investing in corresponding Portfolios of the Fund. In addition, on that date the Kemper Government Securities Subaccount was added to the Separate Account to invest in the Fund's Government Securities Portfolio. For the Kemper Government Securities Subaccount, performance figures will reflect investment experience as if the Kemper Government Securities Subaccount had been available under the Contracts since September 3, 1987, the inception date of the Kemper Government Securities Portfolio.


The yield for the Kemper High Yield Subaccount, the Kemper Investment Grade Bond Subaccount, the Kemper Government Securities Subaccount, and the Scudder VLIF Bond Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Kemper High Yield Subaccount, the Kemper Government Securities Subaccount and the Kemper Investment Grade Bond Subaccount, based upon the one month period ended March 31, 1999 were 8.33%, 4.07%, and 3.40%, respectively. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the accumulation unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:


                 a - b
                -------
  YIELD = 2[(             +1)(6) - 1
                  cd

a = net dividends and interest earned during the period by the Fund attributable to the Subaccount

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d = the Accumulation Unit value per unit on the last day of the period

The yield of each Subaccount reflects the deduction of all recurring fees and charges applicable to each Subaccount, but does not reflect the deduction of withdrawal charges or premium taxes.


The Kemper Money Market Subaccount's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit Value during the period is divided by the Accumulation Unit Value at the beginning of the period ("base period return") and the result is divided by 7 and multiplied by 365 and the current yield figure carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Account's portfolio are not included in the calculation. The Kemper Money Market Subaccount's yield for the seven-day period ended March 31, 1999 was 3.04% and average portfolio maturity was 14 days.



The Kemper Money Market Subaccount's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) (365) / (7) - 1. The Kemper Money Market Subaccount's effective yield for the seven day period ended March 31, 1999 was 3.09%.

In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account uses in the preparation of its annual and semi-annual financial statements.

A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. The Subaccount's units are sold at Accumulation Unit value. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. The performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years. Yield, effective yield and nonstandardized total return do not reflect the effect of the Withdrawal Charge or premium taxes that may be imposed upon the redemption of units. Standardized average annual total return reflects the effect of the applicable Withdrawal Charge (but not premium tax) that may be imposed at the end of the period in question.


The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes, including the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch Government/Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index and the Morgan Stanley Capital International Europe, Australia, Far East Index. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, MORNINGSTAR, INC., Ibbotson Associates or Micropal. Please note the differences and similarities between the investments which a Subaccount may purchase and the investments measured by the indexes which are described below. In particular, it should be noted that certificates of deposit may offer fixed or variable yields and principal is guaranteed and may be insured. The units of the Subaccounts are not insured. Also, the value of the Subaccounts will fluctuate. From time to time, the Separate Account may quote information from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR, NATIONAL UNDERWRITER, SELLING LIFE INSURANCE, BROKER WORLD, REGISTERED REPRESENTATIVE, INVESTMENT ADVISER and VARDS.



The following tables include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 1998, and compares these quotations to various indexes.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1998)



                                                                                                               STANDARDIZED
                                                                                                                 AVERAGE
                                                                                         NONSTANDARDIZED          ANNUAL
                                                                                         TOTAL RETURN(1)          TOTAL
                                                                                     -----------------------    RETURN(2)
                                                         YEAR TO DATE                CUMULATIVE                ------------
                                                              (%)          ENDING       (%)       ANNUALIZED    ANNUALIZED
                                                           RETURN(3)      VALUE(4)     RETURN     (%) RETURN    (%) RETURN
                                                         ------------     --------   ----------   ----------    ----------
KEMPER CONTRARIAN VALUE SUBACCOUNT....................       17.73%
  Life of Subaccount (from 05/01/96)..................                                                             21.12%
  Life of Portfolio (from 05/01/96)...................                    $17,595       75.95%       23.58%          N/A
  One Year............................................                     11,758       17.58        17.58          9.96
KEMPER VALUE+GROWTH SUBACCOUNT........................       18.63
  Life of Subaccount (from 05/01/96)..................                                                             18.48
  Life of Portfolio (from 05/01/96)...................                     16,656       66.56        21.07           N/A
  One Year............................................                     11,848       18.48        18.48         10.74
KEMPER HORIZON 20+ SUBACCOUNT.........................       11.59
  Life of Subaccount (from 05/01/96)..................                                                             13.71
  Life of Portfolio (from 05/01/96)...................                     15,123       51.23        16.77           N/A
  One Year............................................                     11,139       11.39        11.39          3.72
JANUS ASPEN GROWTH SUBACCOUNT.........................       33.92
  Life of Subaccount (from 09/15/95)..................                                                             20.40
  Life of Portfolio (from 10/09/93)...................                     25,403      154.03        19.24           N/A
  Five Years..........................................                     24,640      146.40        19.76           N/A
  Three Years.........................................                     18,912       89.13        23.67         20.99
  One Year............................................                     13,374       33.74        33.74         25.01
FIDELITY VIP EQUITY-INCOME SUBACCOUNT.................       19.49
  Life of Subaccount (from 05/01/96)..................                                                             13.38
  Life of Portfolio (from 10/09/86)...................                     44,059      340.59        12.88           N/A
  Ten Years...........................................                     37,326      273.26        14.07           N/A
  Five Years..........................................                     22,085      120.85        17.17           N/A
  Three Years.........................................                     15,674       56.74        16.16           N/A
  One Year............................................                     11,005       10.05        10.05          2.84
FIDELITY VIP GROWTH SUBACCOUNT........................       37.70
  Life of Subaccount (from 05/01/96)..................                                                             20.11
  Life of Portfolio (from 10/09/86)...................                     60,153      501.53        15.79           N/A
  Ten Years...........................................                     51,555      415.55        17.97           N/A
  Five Years..........................................                     24,979      149.79        20.09           N/A
  Three Years.........................................                     18,951       89.51        23.75           N/A
  One Year............................................                     13,753       37.53        37.53         28.73
FIDELITY VIP II INDEX 500 SUBACCOUNT..................       26.68
  Life of Subaccount (from 05/01/96)..................                                                             23.92
  Life of Portfolio (from 08/27/92)...................                     31,038      210.38        19.53           N/A
  Five Years..........................................                     27,086      170.86        22.04           N/A
  Three Years.........................................                     20,063      100.63        26.12           N/A
  One Year............................................                     12,649       26.49        26.49         18.06


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
  results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of

    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1998)

                                  (CONTINUED)


                                                                           COMPARED TO
                                -------------------------------------------------------------------------------------------------
                                  DOW JONES       DOW JONES      STANDARD &       STANDARD &        CONSUMER         CONSUMER
                                INDUSTRIAL(5)   INDUSTRIAL(5)   POOR'S 500(6)   POOR'S 500(6)    PRICE INDEX(7)   PRICE INDEX(7)
                                CUMULATIVE %    ANNUALIZED %    CUMULATIVE %     ANNUALIZED %     CUMULATIVE %     ANNUALIZED %
                                   RETURN          RETURN          RETURN           RETURN           RETURN           RETURN
                                -------------   -------------   -------------   -------------    --------------   --------------
KEMPER CONTRARIAN VALUE
  SUBACCOUNT
  Life of Portfolio (from
    05/01/96).................       70.51          22.98            92.24           28.83             4.93             1.88
  One Year....................       18.13          18.13            28.58           28.58             1.61             1.61
KEMPER VALUE+GROWTH SUBACCOUNT
  Life of Portfolio (from
    05/01/96).................       70.51          22.98            92.24           28.83             4.93             1.88
  One Year....................       18.13          18.13            28.58           28.58             1.61             1.61
KEMPER HORIZON 20+ SUBACCOUNT
  Life of Portfolio (from
    05/01/96).................       70.51          22.98            92.24           28.83             4.93             1.88
  One Year....................       18.13          18.13            28.58           28.58             1.61             1.61
JANUS ASPEN GROWTH SUBACCOUNT
  Life of Portfolio (from
    09/13/93).................      190.32          22.51           200.72           23.33            12.96             2.35
  Three Years.................       89.86          23.83           110.85           28.23             6.78             2.21
  One Year....................       18.13          18.13            28.58           28.58             1.61             1.61
FIDELITY VIP EQUITY-INCOME
  SUBACCOUNT
  Life of Portfolio (from
    10/09/86).................         N/A            N/A           610.07           17.48            48.56             3.32
  Ten Years...................      457.87          18.76           479.63           19.21            36.02             3.12
  Five Years..................      173.10          22.25           193.91           24.06            12.41             2.37
  Three Years.................       89.86          23.83           110.85           28.23             6.78             2.21
  One Year....................       18.13          18.13            28.58           28.58             1.61             1.61
FIDELITY VIP GROWTH SUBACCOUNT
  Life of Portfolio (from
    10/09/86).................         N/A            N/A           610.07           17.48            48.56             3.32
  Ten Years...................      457.87          18.76           479.63           19.21            36.02             3.12
  Five Years..................      173.10          22.25           193.91           24.06            12.41             2.37
  Three Years.................       89.86          23.83           110.85           28.23             6.78             2.21
  One Year....................       18.13          18.13            28.58           28.58             1.61             1.61
FIDELITY VIP II INDEX 500
  SUBACCOUNT
  Life of Portfolio (from
    08/27/92).................      226.47          20.57           243.82           21.54            16.32             2.42
  Five Years..................      173.10          22.25           193.91           24.06            12.41             2.37
  Three Years.................       89.86          23.83           110.85           28.23             6.78             2.21
  One Year....................       18.13          18.13            28.58           28.58             1.61             1.61


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
  results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of

    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1998)

                                  (CONTINUED)


                                                                                                                STANDARDIZED
                                                                                                                  AVERAGE
                                                                                                                   ANNUAL
                                                                                   NONSTANDARDIZED                 TOTAL
                                                                                   TOTAL RETURN(1)               RETURN(2)
                                                                           --------------------------------    --------------
                                           YEAR TO DATE (%)     ENDING     CUMULATIVE (%)    ANNUALIZED (%)    ANNUALIZED (%)
                                              RETURN(3)        VALUE(4)        RETURN            RETURN            RETURN
                                           ----------------    --------    --------------    --------------    --------------
KEMPER MONEY MARKET SUBACCOUNT(20).....          3.82%
  Life of Subaccount (from 04/06/82)...                                                                              4.45%
  Life of Portfolio (from 04/06/82)....                        $23,418         134.18%            5.22%               N/A
  Ten Years............................                         14,713          47.13             3.94               2.47
  Five Years...........................                         11,834          18.34             3.42               0.73
  Three Years..........................                         11,105          11.05             3.56              -0.03
  One Year.............................                         10,351           3.52             3.52              -4.62
KEMPER HIGH YIELD SUBACCOUNT(19).......          0.15
  Life of Subaccount (from 04/06/82)...                                                                             11.01
  Life of Portfolio (from 04/06/82)....                         60,289         502.89            11.34                N/A
  Ten Years............................                         23,083         130.83             8.72               7.66
  Five Years...........................                         13,778          37.78             6.62               4.57
  Three Years..........................                         12,361          23.61             7.32               4.41
  One Year.............................                          9,994          -0.06            -0.06              -7.22
KEMPER GOVERNMENT SECURITIES
  SUBACCOUNT...........................          5.66
  Life of Subaccount (from 11/03/89)...                                                                              5.36
  Life of Portfolio (from 09/03/87)....                         20,092         100.92             6.35                N/A
  Ten Years............................                         19,683          96.83             7.00               6.16
  Five Years...........................                         12,867          28.67             5.17               3.17
  Three Years..........................                         11,445          14.45             4.60               1.69
  One Year.............................                         10,545           5.45             5.45              -2.01
KEMPER INVESTMENT GRADE BOND
  SUBACCOUNT...........................          6.55
  Life of Subaccount (from 05/01/96)...                                                                              3.84
  Life of Portfolio (from 05/01/96)....                         11,746          17.46             6.21                N/A
  One Year.............................                         10,642           6.42             6.42              -0.40
SCUDDER VLIF BOND SUBACCOUNT...........
  Life of Subaccount (from 05/01/99)...          5.21              N/A            N/A              N/A                N/A
  Life of Portfolio (from 07/16/85)....                         24,878         148.78             7.00                N/A
  Ten Years............................                         20,180         101.80             7.27                N/A
  Five Years...........................                         12,611          26.11             4.75                N/A
  Three Years..........................                         11,500          15.00             4.77                N/A
  One Year.............................                         10,521           5.21             5.21                N/A


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
  results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of

    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1998)
                                  (CONTINUED)

                                                                       COMPARED TO
                       ------------------------------------------------------------------------------------------------------------
                                                                                       MERRILL LYNCH   MERRILL LYNCH   LEHMAN BROS.
                                                           CDA CERT       CDA CERT      HIGH YIELD      HIGH YIELD      GOVT/CORP
                          CONSUMER         CONSUMER       OF DEPOSIT     OF DEPOSIT       MASTER          MASTER           BOND
                       PRICE INDEX(7)   PRICE INDEX(7)     INDEX(8)       INDEX(8)       INDEX(9)        INDEX(9)       INDEX(10)
                        CUMULATIVE %     ANNUALIZED %    CUMULATIVE %   ANNUALIZED %   CUMULATIVE %    ANNUALIZED %    CUMULATIVE %
                           RETURN           RETURN          RETURN         RETURN         RETURN          RETURN          RETURN
                       --------------   --------------   ------------   ------------   -------------   -------------   ------------
KEMPER MONEY MARKET
  SUBACCOUNT(20)
  Life of Portfolio
    (from
    04/06/82)........       72.70            3.33           178.48          6.34             N/A             N/A              N/A
  Ten Years..........       36.02            3.12            65.18          5.15          186.00           11.08              N/A
  Five Years.........       12.41            2.37            26.32          4.78           53.95            9.01              N/A
  Three Years........        6.78            2.21            15.78          5.01           29.90            9.11              N/A
  One Year...........        1.61            1.61             5.12          5.12            3.66            3.66              N/A
KEMPER HIGH YIELD
  SUBACCOUNT(19)
  Life of Portfolio
    (from
    04/06/82)........       72.70            3.33              N/A           N/A             N/A             N/A           476.73
  Ten Years..........       36.02            3.12              N/A           N/A          186.00           11.08           144.10
  Five Years.........       12.41            2.37              N/A           N/A           53.95            9.01            42.26
  Three Years........        6.78            2.21              N/A           N/A           29.90            9.11            23.64
  One Year...........        1.61            1.61              N/A           N/A            3.66            3.66             9.47
KEMPER GOVERNMENT
  SECURITIES
  SUBACCOUNT
  Life of Portfolio
    (from
    09/03/87)........       42.56            3.20              N/A           N/A          228.15           11.14           177.93
  Ten Years..........       36.02            3.12              N/A           N/A          186.00           11.08           144.10
  Five Years.........       12.41            2.37              N/A           N/A           53.95            9.01            42.26
  Three Years........        6.78            2.21              N/A           N/A           29.90            9.11            23.64
  One Year...........        1.61            1.61              N/A           N/A            3.66            3.66             9.47
KEMPER INVESTMENT
  GRADE BOND
  SUBACCOUNT
  Life of Portfolio
    (from
    05/01/96)........        4.93            1.88              N/A           N/A           27.06            9.73            27.69
  One Year...........        1.61            1.61              N/A           N/A            3.66            3.66             9.47
SCUDDER VLIF BOND
  SUBACCOUNT
  Life of Portfolio
    (from 07/16/85)..       52.34            3.18              N/A           N/A          330.78           11.50           241.86
  Ten Years..........       36.02            3.12              N/A           N/A          186.00           11.08           144.10
  Five Years.........       12.41            2.37              N/A           N/A           53.95            9.01            42.26
  Three Years........        6.78            2.21              N/A           N/A           29.90            9.11            23.64
  One Year...........        1.61            1.61              N/A           N/A            3.66            3.66             9.47

                       COMPARED TO
                       ------------
                       LEHMAN BROS.
                        GOVT/CORP
                           BOND
                        INDEX(10)
                       ANNUALIZED %
                          RETURN
                       ------------
KEMPER MONEY MARKET
  SUBACCOUNT(20)
  Life of Portfolio
    (from
    04/06/82)........       N/A
  Ten Years..........       N/A
  Five Years.........       N/A
  Three Years........       N/A
  One Year...........       N/A
KEMPER HIGH YIELD
  SUBACCOUNT(19)
  Life of Portfolio
    (from
    04/06/82)........     11.08
  Ten Years..........      9.33
  Five Years.........      7.30
  Three Years........      7.33
  One Year...........      9.47
KEMPER GOVERNMENT
  SECURITIES
  SUBACCOUNT
  Life of Portfolio
    (from
    09/03/87)........      9.51
  Ten Years..........      9.33
  Five Years.........      7.30
  Three Years........      7.33
  One Year...........      9.47
KEMPER INVESTMENT
  GRADE BOND
  SUBACCOUNT
  Life of Portfolio
    (from
    05/01/96)........      9.94
  One Year...........      9.47
SCUDDER VLIF BOND
  SUBACCOUNT
  Life of Portfolio
    (from 07/16/85)..      9.59
  Ten Years..........      9.33
  Five Years.........      7.30
  Three Years........      7.33
  One Year...........      9.47


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of

    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1998)

                                  (CONTINUED)

                                                                           COMPARED TO
                                      --------------------------------------------------------------------------------------
                                                                                                               LEHMAN BROS
                                       MERRILL LYNCH      MERRILL LYNCH      LEHMAN BROS      LEHMAN BROS       GOVT/CORP
                                         GOVT/CORP          GOVT/CORP       LONG GOVT/CORP   LONG GOVT/CORP      1-3 YEAR
                                      MASTER INDEX(11)   MASTER INDEX(11)   BOND INDEX(12)   BOND INDEX(12)   BOND INDEX(13)
                                        CUMULATIVE %       ANNUALIZED %      CUMULATIVE %     ANNUALIZED %     CUMULATIVE %
                                           RETURN             RETURN            RETURN           RETURN           RETURN
                                      ----------------   ----------------   --------------   --------------   --------------
KEMPER MONEY MARKET SUBACCOUNT(20)
  Life of Portfolio (from
    04/06/82).......................          N/A               N/A               N/A              N/A              N/A
  Ten Years.........................          N/A               N/A               N/A              N/A              N/A
  Five Years........................          N/A               N/A               N/A              N/A              N/A
  Three Years.......................          N/A               N/A               N/A              N/A              N/A
  One Year..........................          N/A               N/A               N/A              N/A              N/A
KEMPER HIGH YIELD SUBACCOUNT(19)
  Life of Portfolio (from
    04/06/82).......................       477.38             11.09               N/A              N/A              N/A
  Ten Years.........................       144.55              9.35               N/A              N/A              N/A
  Five Years........................        42.50              7.34               N/A              N/A              N/A
  Three Years.......................        23.81              7.38               N/A              N/A              N/A
  One Year..........................         9.53              9.53               N/A              N/A              N/A
KEMPER GOVERNMENT SECURITIES
  SUBACCOUNT
  Life of Portfolio (from
    09/03/87).......................       178.88              9.54            256.65            11.97              N/A
  Ten Years.........................       144.55              9.35            198.02            11.54              N/A
  Five Years........................        42.50              7.34             56.38             9.35              N/A
  Three Years.......................        23.81              7.38             29.47             8.99              N/A
  One Year..........................         9.53              9.53             13.41            13.41              N/A
KEMPER INVESTMENT GRADE BOND
  SUBACCOUNT
  Life of Portfolio (from
    05/01/96).......................        27.68              9.93               N/A              N/A              N/A
  One Year..........................         9.53              9.53               N/A              N/A              N/A
SCUDDER VLIF BOND SUBACCOUNT
  Life of Portfolio (from
    07/16/85).......................       243.57              9.63               N/A              N/A              N/A
  Ten Years.........................       144.55              9.35               N/A              N/A              N/A
  Five Years........................        42.50              7.34               N/A              N/A              N/A
  Three Years.......................        23.81              7.38               N/A              N/A              N/A
  One Year..........................         9.53              9.53               N/A              N/A              N/A

                                       COMPARED TO
                                      --------------
                                       LEHMAN BROS
                                        GOVT/CORP
                                         1-3 YEAR
                                      BOND INDEX(13)
                                       ANNUALIZED %
                                          RETURN
                                      --------------
KEMPER MONEY MARKET SUBACCOUNT(20)
  Life of Portfolio (from
    04/06/82).......................        N/A
  Ten Years.........................        N/A
  Five Years........................        N/A
  Three Years.......................        N/A
  One Year..........................        N/A
KEMPER HIGH YIELD SUBACCOUNT(19)
  Life of Portfolio (from
    04/06/82).......................        N/A
  Ten Years.........................        N/A
  Five Years........................        N/A
  Three Years.......................        N/A
  One Year..........................        N/A
KEMPER GOVERNMENT SECURITIES
  SUBACCOUNT
  Life of Portfolio (from
    09/03/87).......................        N/A
  Ten Years.........................        N/A
  Five Years........................        N/A
  Three Years.......................        N/A
  One Year..........................        N/A
KEMPER INVESTMENT GRADE BOND
  SUBACCOUNT
  Life of Portfolio (from
    05/01/96).......................        N/A
  One Year..........................        N/A
SCUDDER VLIF BOND SUBACCOUNT
  Life of Portfolio (from
    07/16/85).......................        N/A
  Ten Years.........................        N/A
  Five Years........................        N/A
  Three Years.......................        N/A
  One Year..........................        N/A



The performance data quoted for the Subaccounts is based on past performance and is not representative of future


   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth


 more or less than their original cost. Information regarding the indexes used for comparison were obtained


 from outside sources, have not been independently verified and do not reflect the deduction of


    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1998)
                                  (CONTINUED)


                                                                                                               STANDARDIZED
                                                                                                                 AVERAGE
                                                                                       NONSTANDARDIZED            ANNUAL
                                                                                       TOTAL RETURN(1)            TOTAL
                                                                                   ------------------------     RETURN(2)
                                                                                   CUMULATIVE    ANNUALIZED    ------------
                                            YEAR TO DATE(%)                           (%)           (%)         ANNUALIZED
                                               RETURN(3)        ENDING VALUE(4)      RETURN        RETURN       (%) RETURN
                                            ---------------     ---------------    ----------    ----------     ----------
KEMPER GROWTH SUBACCOUNT................          13.63%
  Life of Subaccount (from 12/09/83)....                                                                           13.34%
  Life of Portfolio (from 12/09/83).....                            $69,098          590.98%        13.69%           N/A
  Ten Years.............................                             46,247          362.47         16.55          15.88
  Five Years............................                             20,167          101.67         15.06          12.99
  Three Years...........................                             16,263           62.63         17.60          14.51
  One Year..............................                             11,339           13.39         13.39           5.23
FIDELITY VIP II CONTRAFUND SUBACCOUNT...          28.31
  Life of Subaccount (from 05/01/96)....                                                                           20.69
  Life of Portfolio (from 01/03/95).....                             25,898          158.98         26.90            N/A
  Three Years...........................                             18,768           87.68         23.35            N/A
  One Year..............................                             12,816           28.16         28.16          19.96
LEXINGTON NATURAL RESOURCES
  SUBACCOUNT............................         -20.65
  Life of Subaccount (from 09/15/95)....                                                                            0.03
  Life of Portfolio (10/14/91)..........                             12,832           28.32          3.51            N/A
  Five Years............................                             11,280           12.80          2.44            N/A
  Three Years...........................                             10,481            4.81          1.58          -0.42
  One Year..............................                              7,925          -20.75        -20.75         -25.83
DREYFUS SOCIALLY RESPONSIBLE GROWTH
  SUBACCOUNT............................          27.74
  Life of Subaccount (from 05/01/99)....                                N/A             N/A           N/A            N/A
  Life of Portfolio (from 10/07/93).....                             27,629          176.29         21.42            N/A
  Five Years............................                             25,158          151.58         20.26            N/A
  Three Years...........................                             19,389           93.89         24.70            N/A
  One Year..............................                             12,774           27.74         27.74            N/A
SCUDDER VLIF CAPITAL GROWTH
  SUBACCOUNT............................          21.65
  Life of Subaccount (from 05/01/99)....                                N/A             N/A           N/A            N/A
  Life of Portfolio (from 07/16/85).....                             64,717          547.17         14.87          14.87
  Ten Years.............................                             41,858          318.58         15.39          15.39
  Five Years............................                             21,893          118.93         16.97          16.54
  Three Years...........................                             19,331           93.31         24.57          23.06
  One Year..............................                             12,165           21.65         21.65          15.08
ALGER AMERICAN GROWTH SUBACCOUNT........          46.17
  Life of Subaccount (from 05/01/99)....                                N/A             N/A           N/A            N/A
  Life of Portfolio (from 05/24/89).....                             57,495          474.95         19.96            N/A
  Five Years............................                             27,371          173.71         22.31            N/A
  Three Years...........................                             20,303          103.03         26.62            N/A
  One Year..............................                             14,617           46.17         46.17            N/A
AMERICAN CENTURY VP INCOME & GROWTH
  SUBACCOUNT............................          25.24
  Life of Subaccount (from 05/01/99)....                                N/A             N/A           N/A            N/A
  Life of Portfolio (from 10/30/97).....                             13,471           34.71         29.01            N/A
  One Year..............................                             12,524           25.24         25.24            N/A
AMERICAN CENTURY VP VALUE SUBACCOUNT....           3.47
  Life of Subaccount (from 05/01/99)....                                N/A             N/A           N/A            N/A
  Life of Portfolio (from 05/01/96).....                             14,336           43.46         14.45            N/A
  One Year..............................                             10,347            3.47          3.47            N/A



The performance data quoted for the Subaccounts is based on past performance and is not representative of future


   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth


 more or less than their original cost. Information regarding the indexes used for comparison were obtained


 from outside sources, have not been independently verified and do not reflect the deduction of


    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1998)
                                  (CONTINUED)

                                                                 COMPARED TO
                         --------------------------------------------------------------------------------------------
                                                                                           STANDARD &     STANDARD &
                                           STANDARD &                        CONSUMER        POOR'S         POOR'S
                           STANDARD &      POOR'S 500       CONSUMER       PRICE INDEX       MIDCAP         MIDCAP
                         POOR'S 500 (5)       (6)        PRICE INDEX (7)       (7)         INDEX (14)     INDEX (14)
                          CUMULATIVE %    ANNUALIZED %    CUMULATIVE %     ANNUALIZED %   CUMULATIVE %   ANNUALIZED %
                             RETURN          RETURN          RETURN           RETURN         RETURN         RETURN
                         --------------   ------------   ---------------   ------------   ------------   ------------
KEMPER GROWTH
 SUBACCOUNT
 Life of Portfolio
   (from 12/09/83).....    1,081.74          17.90            62.03            3.27             N/A           N/A
 Ten Years.............      479.63          19.21            36.02            3.12          483.64         19.29
 Five Years............      193.91          24.06            12.41            2.37          137.08         18.84
 Three Years...........      110.85          28.23             6.78            2.21           87.78         23.37
 One Year..............       28.58          28.58             1.61            1.61           19.11         19.11
FIDELITY VIP II
 CONTRAFUND SUBACCOUNT
 Life of Portfolio
   (from 01/03/95).....      182.75          30.36             9.05            2.24           98.39         25.74
 One Year..............       28.58          28.58             1.61            1.61           19.11         19.11
LEXINGTON NATURAL
 RESOURCES SUBACCOUNT
 Life of Portfolio
   (from 10/14/91).....      272.37          20.13            19.29            2.49          155.79         16.31
 Three Years...........      110.85          28.23             6.78            2.21           87.78         23.37
 One Year..............       28.58          28.58             1.61            1.61           19.11         19.11
DREYFUS SOCIALLY
 RESPONSIBLE GROWTH
 SUBACCOUNT............
 Life of Portfolio
   (from 10/07/93).....      194.63          23.24            12.49            2.30             N/A           N/A
 Five Years............      193.91          24.06            12.41            2.37             N/A           N/A
 Three Years...........      110.85          28.23             6.78            2.21             N/A           N/A
 One Year..............       28.58          28.58             1.61            1.61             N/A           N/A
SCUDDER VLIF CAPITAL
 GROWTH SUBACCOUNT.....
 Life of Portfolio
   (from 07/16/85).....      850.25          18.27            52.34            3.18             N/A           N/A
 Ten Years.............      479.63          19.21            36.02            3.12             N/A           N/A
 Five Years............      193.91          24.06            12.41            2.37             N/A           N/A
 Three Years...........      110.85          28.23             6.78            2.21             N/A           N/A
 One Year..............       28.58          28.58             1.61            1.61             N/A           N/A
ALGER AMERICAN GROWTH
 SUBACCOUNT............
 Life of Portfolio
   (from 05/24/89).....      394.53          18.14            32.64            2.99             N/A           N/A
 Five Years............      193.91          24.06            12.41            2.37             N/A           N/A
 Three Years...........      110.85          28.23             6.78            2.21             N/A           N/A
 One Year..............       28.58          28.58             1.61            1.61             N/A           N/A

                                 COMPARED TO
                         ---------------------------

                            NASDAQ         NASDAQ
                         COMPOS (15)    COMPOS (15)
                         CUMULATIVE %   ANNUALIZED %
                            RETURN         RETURN
                         ------------   ------------
KEMPER GROWTH
 SUBACCOUNT
 Life of Portfolio
   (from 12/09/83).....     687.04         14.74
 Ten Years.............     474.94         19.11
 Five Years............     182.27         23.06
 Three Years...........     108.40         27.73
 One Year..............      39.63         39.63
FIDELITY VIP II
 CONTRAFUND SUBACCOUNT
 Life of Portfolio
   (from 01/03/95).....     190.35         31.25
 One Year..............      39.63         39.63
LEXINGTON NATURAL
 RESOURCES SUBACCOUNT
 Life of Portfolio
   (from 10/14/91).....     303.83         21.49
 Three Years...........     108.40         27.73
 One Year..............      39.63         39.63
DREYFUS SOCIALLY
 RESPONSIBLE GROWTH
 SUBACCOUNT............
 Life of Portfolio
   (from 10/07/93).....     181.38         22.15
 Five Years............     182.27         23.06
 Three Years...........     108.40         27.73
 One Year..............      39.63         39.63
SCUDDER VLIF CAPITAL
 GROWTH SUBACCOUNT.....
 Life of Portfolio
   (from 07/16/85).....     627.77         15.94
 Ten Years.............     474.94         19.11
 Five Years............     182.27         23.06
 Three Years...........     108.40         27.73
 One Year..............      39.63         39.63
ALGER AMERICAN GROWTH
 SUBACCOUNT............
 Life of Portfolio
   (from 05/24/89).....     391.45         18.06
 Five Years............     182.27         23.06
 Three Years...........     108.40         27.73
 One Year..............      39.63         39.63



The performance data quoted for the Subaccounts is based on past performance and is not representative of future


   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth


 more or less than their original cost. Information regarding the indexes used for comparison were obtained


 from outside sources, have not been independently verified and do not reflect the deduction of


    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1998)
                                  (CONTINUED)

                                                                 COMPARED TO
                         --------------------------------------------------------------------------------------------
                                                                                           STANDARD &     STANDARD &
                                           STANDARD &                        CONSUMER        POOR'S         POOR'S
                           STANDARD &      POOR'S 500       CONSUMER       PRICE INDEX       MIDCAP         MIDCAP
                         POOR'S 500 (5)       (6)        PRICE INDEX (7)       (7)         INDEX (14)     INDEX (14)
                          CUMULATIVE %    ANNUALIZED %    CUMULATIVE %     ANNUALIZED %   CUMULATIVE %   ANNUALIZED %
                             RETURN          RETURN          RETURN           RETURN         RETURN         RETURN
                         --------------   ------------   ---------------   ------------   ------------   ------------
AMERICAN CENTURY VP
 INCOME & GROWTH
 SUBACCOUNT............
 Life of Portfolio
   (from 10/30/97).....       36.84          30.74             1.42            1.22             N/A           N/A
 One Year..............         N/A            N/A             1.61            1.61             N/A           N/A
AMERICAN CENTURY VP
 VALUE SUBACCOUNT......
 Life of Portfolio
   (from 05/01/96).....       92.24          28.83             4.93            1.88             N/A           N/A
 One Year..............         N/A            N/A             1.61            1.61             N/A           N/A

                                 COMPARED TO
                         ---------------------------

                            NASDAQ         NASDAQ
                         COMPOS (15)    COMPOS (15)
                         CUMULATIVE %   ANNUALIZED %
                            RETURN         RETURN
                         ------------   ------------
AMERICAN CENTURY VP
 INCOME & GROWTH
 SUBACCOUNT............
 Life of Portfolio
   (from 10/30/97).....      37.59         31.36
 One Year..............        N/A           N/A
AMERICAN CENTURY VP
 VALUE SUBACCOUNT......
 Life of Portfolio
   (from 05/01/96).....      76.34         24.59
 One Year..............        N/A           N/A



The performance data quoted for the Subaccounts is based on past performance and is not representative of future


   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth


 more or less than their original cost. Information regarding the indexes used for comparison were obtained


 from outside sources, have not been independently verified and do not reflect the deduction of


    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1998)

                                  (CONTINUED)


                                                                                                               STANDARDIZED
                                                                                                                 AVERAGE
                                                                                                                  ANNUAL
                                                                                         NONSTANDARDIZED          TOTAL
                                                                                         TOTAL RETURN(1)        RETURN(2)
                                                                                     -----------------------   ------------
                                                           YEAR TO DATE              CUMULATIVE   ANNUALIZED    ANNUALIZED
                                                               (%)         ENDING       (%)          (%)           (%)
                                                            RETURN(3)     VALUE(4)     RETURN       RETURN        RETURN
                                                           ------------   --------   ----------   ----------    ----------
KEMPER SMALL CAP GROWTH SUBACCOUNT.......................      16.85%
  Life of Subaccount (from 05/01/94).....................                                                          21.12%
  Life of Portfolio (from 05/01/94)......................                 $25,795      157.95%       22.50%          N/A
  Three Years............................................                  19,512       95.12        24.88         22.35
  One Year...............................................                  11,669       16.69        16.69          9.05
KEMPER SMALL CAP VALUE SUBACCOUNT........................     -12.39
  Life of Subaccount (from 05/01/96).....................                                                           0.01
  Life of Portfolio (from 05/01/96)......................                  10,606        6.06         2.23           N/A
  One Year...............................................                   8,750      -12.50       -12.50        -18.18
JANUS ASPEN AGGRESSIVE GROWTH SUBACCOUNT.................      32.54
  Life of Subaccount (from 09/15/95).....................                                                          14.30
  Life of Portfolio (from 09/13/93)......................                  26,603      166.03        20.28           N/A
  Five Years.............................................                  22,612      126.12        17.73           N/A
  Three Year.............................................                  15,652       56.52        16.11         13.49
  One Year...............................................                  13,237       32.37        32.37         23.76
J.P. MORGAN SMALL COMPANY SUBACCOUNT.....................      -6.72
  Life of Subaccount (from 05/01/99).....................                     N/A         N/A          N/A           N/A
  Life of Portfolio (from 12/31/94)......................                  17,788       77.88        15.48           N/A
  Three Years............................................                  15,231       52.31        15.06           N/A
  One Year...............................................                   9,328       -6.72        -6.72           N/A
ALGER AMERICAN SMALL CAPITALIZATION SUBACCOUNT...........      14.05
  Life of Subaccount (from 05/01/99).....................                     N/A         N/A          N/A           N/A
  Life of Portfolio (from 09/21/88)......................                  51,714      417.14        17.32           N/A
  Ten Years..............................................                  53,700      437.00        18.30           N/A
  Five Years.............................................                  17,338       73.38        11.63           N/A
  Three Years............................................                  12,897       28.97         8.85           N/A
  One Year...............................................                  11,405       14.05        14.05           N/A



The performance data quoted for the Subaccounts is based on past performance and is not representative of future


   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth


 more or less than their original cost. Information regarding the indexes used for comparison were obtained


 from outside sources, have not been independently verified and do not reflect the deduction of


    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1998)
                                  (CONTINUED)


                                                                              COMPARED TO
                                      -------------------------------------------------------------------------------------------
                                      CONSUMER PRICE   CONSUMER PRICE   RUSSELL 2000   RUSSELL 2000      NASDAQ         NASDAQ
                                         INDEX(7)         INDEX(7)       INDEX(16)      INDEX(16)      COMPOS(15)     COMPOS(15)
                                       CUMULATIVE %     ANNUALIZED %    CUMULATIVE %   ANNUALIZED %   CUMULATIVE %   ANNUALIZED %
                                          RETURN           RETURN          RETURN         RETURN         RETURN         RETURN
                                      --------------   --------------   ------------   ------------   ------------   ------------
KEMPER SMALL CAP GROWTH SUBACCOUNT
  Life of Portfolio (from
    05/01/94).......................       11.12            2.33            80.95          13.79         198.25          26.88
  Three Years.......................        6.78            2.21            38.92          11.58         108.40          27.73
  One Year..........................        1.61            1.61            -2.55          -2.55          39.63          39.63
KEMPER SMALL CAP VALUE SUBACCOUNT
  Life of Portfolio (from
    05/01/96).......................        4.93            1.88            20.71           7.57          76.34          24.59
  One Year..........................        1.61            1.61            -2.55          -2.55          39.63          39.63
JANUS ASPEN AGGRESSIVE GROWTH
  SUBACCOUNT
  Life of Portfolio (from
    09/13/93).......................       12.96            2.35            79.72          11.81         187.46          22.28
  Three Years.......................        6.78            2.21            38.92          11.58         108.40          27.73
  One Year..........................        1.61            1.61            -2.55          -2.55          39.63          39.63
J.P. MORGAN SMALL COMPANY
  SUBACCOUNT........................
  Life of Portfolio (from
    12/31/94).......................         N/A             N/A              N/A            N/A            N/A            N/A
  Three Years.......................        6.78            2.21            38.92          11.58         108.40          27.73
  One Year..........................        1.61            1.61            -2.55          -2.55          39.63          39.63
ALGER AMERICAN SMALL CAPITALIZATION
  SUBACCOUNT........................
  Life of Portfolio (from
    09/21/88).......................         N/A             N/A              N/A            N/A            N/A            N/A
  Ten Years.........................       36.02            3.12           237.16          12.92         474.94          19.11
  Five Years........................       12.41            2.37            75.19          11.87         182.27          23.06
  Three Years.......................        6.78            2.21            38.92          11.58         108.40          27.73
  One Year..........................        1.61            1.61            -2.55          -2.55          39.63          39.63



The performance data quoted for the Subaccounts is based on past performance and is not representative of future


   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth


 more or less than their original cost. Information regarding the indexes used for comparison were obtained


 from outside sources, have not been independently verified and do not reflect the deduction of


    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1998)
                                  (CONTINUED)


                                                                                                                     STANDARDIZED
                                                                                                                       AVERAGE
                                                                                           NONSTANDARDIZED              ANNUAL
                                                                                           TOTAL RETURN(1)              TOTAL
                                                                                     ----------------------------     RETURN(2)
                                                         YEAR TO DATE                  CUMULATIVE      ANNUALIZED    ------------
                                                             (%)          ENDING          (%)             (%)         ANNUALIZED
                                                          RETURN(3)      VALUE(4)        RETURN          RETURN       (%) RETURN
                                                         ------------    --------      ----------      ----------     ----------
KEMPER INTERNATIONAL SUBACCOUNT(18)..................         8.61%
  Life of Subaccount (from 01/06/92).................                                                                     7.92%
  Life of Portfolio (from 01/06/92)..................                     18,253          82.53%           8.99%           N/A
  Five Years.........................................                     14,213          42.13            7.28           5.59
  Three Years........................................                     13,445          34.45           10.37           7.82
  One Year...........................................                     10,844           8.44            8.44           1.19
JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT(18)..........        27.27
  Life of Subaccount (from 09/15/95).................                                                                    21.96
  Life of Portfolio (from 09/13/93)..................                     29,134         191.34           22.36            N/A
  Five Years.........................................                     24,545         145.45           19.67            N/A
  Three Years........................................                     19,493          94.93           24.92          22.37
  One Year...........................................                     12,710          27.10           27.10          18.83
LEXINGTON EMERGING MARKETS(18)
  SUBACCOUNT.........................................       -29.12
  Life of Subaccount (from 09/15/95).................                                                                   -14.98
  Life of Portfolio (from 03/30/94)..................                      6,047         -39.53          -10.03            N/A
  Three Years........................................                      6,540         -34.60          -13.17         -15.19
  One Year...........................................                      7,079         -29.22          -29.22         -33.82
SCUDDER VLIF INTERNATIONAL SUBACCOUNT(18)............        16.97
  Life of Subaccount (from 05/01/99).................                        N/A            N/A             N/A            N/A
  Life of Portfolio (from 05/01/87)..................                     27,777         177.77            9.14           9.14
  Ten Years..........................................                     27,208         172.08           10.53          10.53
  Five Years.........................................                     15,319          53.19            8.91           8.51
  Three Years........................................                     14,268          42.68           12.58          11.21
  One Year...........................................                     11,697          16.97           16.97          10.65



                                                                                      COMPARED TO
                                                           ------------------------------------------------------------------
                                                            STANDARD &       STANDARD &      CONSUMER PRICE    CONSUMER PRICE
                                                           POOR'S 500(6)    POOR'S 500(6)       INDEX(7)          INDEX(7)
                                                           CUMULATIVE %     ANNUALIZED %      CUMULATIVE %      ANNUALIZED %
                                                              RETURN           RETURN            RETURN            RETURN
                                                           -------------    -------------    --------------    --------------
KEMPER INTERNATIONAL SUBACCOUNT(18)
  Life of Portfolio (from 01/06/92)....................       254.80            20.08            18.90              2.53
  Five Years...........................................       193.91            24.06            12.41              2.37
  Three Years..........................................       110.85            28.23             6.78              2.21
  One Year.............................................        28.58            28.58             1.61              1.61
JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT(18)
  Life of Portfolio (from 09/13/93)....................       200.72            23.33            12.96              2.35
  Three Years..........................................       110.85            28.23             6.78              2.21
  One Year.............................................        28.58            28.58             1.61              1.61
LEXINGTON EMERGING MARKETS SUBACCOUNT(18)
  Life of Portfolio (from 03/30/94)....................       205.50            26.50
  Three Years..........................................       110.85            28.23             6.78              2.21
  One Year.............................................        28.58            28.58             1.61              1.61
SCUDDER VLIF INTERNATIONAL SUBACCOUNT(18)
  Life of Portfolio (from 05/01/87)....................       486.38            16.49            45.19              3.27
  Ten Years............................................       479.63            19.21            36.02              3.12
  Five Years...........................................       193.91            24.06            12.41              2.37
  Three Years..........................................       110.85            28.23             6.78              2.21
  One Year.............................................        28.58            28.58             1.61              1.61


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of

    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1998)
                                  (CONTINUED)


                                                                           COMPARED TO
                                               -------------------------------------------------------------------
                                                                                   MORGAN STANLEY   MORGAN STANLEY
                                               MORGAN STANLEY    MORGAN STANLEY    INTER'L WORLD    INTER'L WORLD
                                               EAFE INDEX (17)   EAFE INDEX (17)     INDEX (21)       INDEX (21)
                                                CUMULATIVE %      ANNUALIZED %      CUMULATIVE %     ANNUALIZED %
                                                   RETURN            RETURN            RETURN           RETURN
                                               ---------------   ---------------   --------------   --------------
KEMPER INTERNATIONAL SUBACCOUNT(18)
  Life of Portfolio (from 01/06/92)..........       84.67              9.27            145.16            13.84
  Five Years.................................       55.23              9.19            107.19            15.68
  Three Years................................       29.52              9.00             63.34            17.77
  One Year...................................       20.00             20.00             24.34            24.34
JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT(18)
  Life of Portfolio (from 09/13/93)..........                                          110.54            15.24
  Three Years................................       56.58              8.92             63.34            17.77
  One Year...................................       20.00             20.00             24.34            24.34
LEXINGTON EMERGING MARKETS SUBACCOUNT(18)
  Life of Portfolio (from 03/30/94)..........       49.99              8.91            105.93            16.43
  Three Years................................       29.52              9.00             63.34            17.77
  One Year...................................       20.00             20.00             24.34            24.34
SCUDDER VLIF INTERNATIONAL SUBACCOUNT (18)
  Life of Portfolio (from 05/01/87)..........      101.10              6.21            203.78            10.06
  Ten Years..................................       71.48              5.54            175.33            10.66
  Five Years.................................       55.23              9.19            107.19            15.68
  Three Years................................       29.52              9.00             63.34            17.77
  One Year...................................       20.00             20.00             24.34            24.34


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of

    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1998)

                                  (CONTINUED)


                                                                                                                    STANDARDIZED
                                                                                                                      AVERAGE
                                                                                                                       ANNUAL
                                                                                      NONSTANDARDIZED                  TOTAL
                                                                                      TOTAL RETURN(1)                RETURN(2)
                                                                             ----------------------------------    --------------
                                                YEAR TO DATE      ENDING     CUMULATIVE (%)     ANNUALIZED (%)     ANNUALIZED (%)
                                               (%) RETURN(3)     VALUE(4)        RETURN             RETURN             RETURN
                                               -------------     --------    --------------     --------------     --------------
KEMPER TOTAL RETURN SUBACCOUNT(19).........        13.66%
  Life of Subaccount (from 04/06/82).......                                                                             11.67%
  Life of Portfolio (from 04/06/82)........                      $69,811         598.11%             12.32%               N/A
  Ten Years................................                       33,227         232.27              12.76              11.59
  Five Years...............................                       17,047          70.47              11.26               8.55
  Three Years..............................                       15,417          54.17              15.52              11.93
  One Year.................................                       11,336          13.36              13.36               4.64
KEMPER HORIZON 10+ SUBACCOUNT..............         9.90
  Life of Subaccount (from 05/01/96).......                                                                             10.44
  Life of Portfolio (from 05/01/96)........                       13,941          39.41              13.26                N/A
  One Year.................................                       10,973           9.73               9.73               2.31
KEMPER HORIZON 5 SUBACCOUNT................         8.34
  Life of Subaccount (from 05/01/96).......                                                                              7.24
  Life of Portfolio (from 05/01/96)........                       13,037          30.36              10.45                N/A
  One Year.................................                       10,816           8.16               8.16               0.24
JANUS ASPEN BALANCED SUBACCOUNT............        32.56
  Life of Subaccount (from 09/15/95).......                                                                             19.99
  Life of Portfolio (from 09/13/93)........                       23,910         139.10              17.88                N/A
  Five Years...............................                       22,388         123.88              17.49                N/A
  Three Years..............................                       18,267          82.67              22.24              19.61
  One Year.................................                       13,238          32.38              32.38              23.69
FIDELITY VIP II ASSET MANAGER SUBACCOUNT...        13.57
  Life of Subaccount (from 05/01/96).......                                                                             12.87
  Life of Portfolio (from 09/06/89)........                       28,409         184.09              11.85                N/A
  Five Years...............................                       16,305          63.05              10.27                N/A
  Three Years..............................                       15,252          52.52              15.11                N/A
  One Year.................................                       11,341          13.41              13.41               5.84



                                                                            COMPARED TO
                                   ----------------------------------------------------------------------------------------------
                                                                     CONSUMER        CONSUMER       LEHMAN BROS     LEHMAN BROS
                                    STANDARD &      STANDARD &         PRICE           PRICE       GOVT/CORP 1-3   GOVT/CORP 1-3
                                   POOR'S 500(6)   POOR'S 500(6)     INDEX(7)        INDEX(7)      YEAR BOND(13)   YEAR BOND(13)
                                   CUMULATIVE %    ANNUALIZED %    CUMULATIVE %    ANNUALIZED %    CUMULATIVE %     ANNUALIZED %
                                      RETURN          RETURN          RETURN          RETURN          RETURN           RETURN
                                   -------------   -------------   ------------    ------------    -------------   -------------
KEMPER TOTAL RETURN
  SUBACCOUNT(19)
  Life of Portfolio (from
    04/06/82)...................          N/A            N/A           72.70           3.33           317.30            8.95
  Ten Years.....................      1717.02          19.00           36.02           3.12           104.54            7.42
  Five Years....................       193.91          24.06           12.41           2.37            33.84            6.00
  Three Years...................       110.85          28.23            6.78           2.21            19.95            6.25
  One Year......................        28.58          28.58            1.61           1.61             6.96            6.96
KEMPER HORIZON 10+ SUBACCOUNT
  Life of Portfolio (from
    05/01/96)...................        92.24          28.83            4.93           1.88            19.08            7.00
  One Year......................        28.58          28.58            1.61           1.61             6.96            6.96
KEMPER HORIZON 5 SUBACCOUNT
  Life of Portfolio (from
    05/01/96)...................        92.24          28.83            4.93           1.88            19.08            7.00
  One Year......................        28.58          28.58            1.61           1.61             6.96            6.96
JANUS ASPEN BALANCED SUBACCOUNT
  Life of Portfolio (from
    09/13/93)...................       200.72          23.33           12.96           2.35            34.73            5.84
  Three Year....................       110.85          28.23            6.78           2.21            19.95            6.25
  One Year......................        28.58          28.58            1.61           1.61             6.96            6.96
FIDELITY VIP II ASSET MANAGER
  SUBACCOUNT
  Life of Portfolio (from
    09/06/89)...................       349.24          17.64           31.12           2.97            89.61            7.16
  One Year......................        28.58          28.58            1.61           1.61             6.96            6.96


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of

    any Contract charges or fees. See page B-18 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1998)

                                  (CONTINUED)


                                                                           COMPARED TO
                                            -------------------------------------------------------------------------
                                              MERRILL LYNCH       MERRILL LYNCH       LEHMAN BROS       LEHMAN BROS
                                                GOVT/CORP           GOVT/CORP          GOVT/CORP         GOVT/CORP
                                            MASTER INDEX (11)   MASTER INDEX (11)   BOND INDEX (10)   BOND INDEX (10)
                                              CUMULATIVE %        ANNUALIZED %       CUMULATIVE %      ANNUALIZED %
                                                 RETURN              RETURN             RETURN            RETURN
                                            -----------------   -----------------   ---------------   ---------------
KEMPER TOTAL RETURN SUBACCOUNT(19)
  Life of Portfolio (from 04/06/82).......       477.38               11.09             476.73             11.08
  Ten Years...............................       144.55                9.35             144.10              9.33
  Five Years..............................        42.50                7.34              42.26              7.30
  Three Years.............................        23.81                7.38              23.64              7.33
  One Year................................         9.53                9.53               9.47              9.47
KEMPER HORIZON 10+ SUBACCOUNT
  Life of Portfolio (from 05/01/96).......        27.68                9.93              27.69              9.94
  One Year................................         9.53                9.53               9.47              9.47
KEMPER HORIZON 5 SUBACCOUNT
  Life of Portfolio (from 05/01/96).......        27.68                9.93              27.69              9.94
  One Year................................         9.53                9.53               9.47              9.47
JANUS ASPEN BALANCED SUBACCOUNT
  Life of Portfolio (from 09/13/93).......        42.08                6.92              41.85              6.89
  Three Year..............................        23.81                7.38              23.64              7.33
  One Year................................         9.53                9.53               9.47              9.47
FIDELITY VIP II ASSET MANAGER SUBACCOUNT
  Life of Portfolio (from 09/06/89).......       121.81                8.99             121.39              8.97
  One Year................................         9.53                9.53               9.47              9.47


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of

    any Contract charges or fees. See page B-18 for additional information.

                           PERFORMANCE FIGURES--NOTES

  *  N/A Not Applicable

 (1) The Nonstandardized total Return figures quoted are based on a hypothetical $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

 (2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected.

 (3) The Year to Date percentage return figures quoted are based on the change in unit values.

 (4) The Ending Values quoted are based on a $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

 (5) The Dow Jones Industrial Average is an unmanaged unweighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Assumes reinvestment of dividends.

 (6) The Standard & Poor's 500 Stock Index is an unmanaged weighted average of 500 stocks, over 95% of which are listed on the New York Stock Exchange. Assumes reinvestment of dividends.

 (7) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups.

 (8) The CDA Certificate of Deposit Index is provided by CDA Investment Technologies, Inc., Silver Spring, Maryland, and is based upon a statistical sampling of the yield of 30-day certificates of deposit of major commercial banks. Yield is based upon a monthly compounding of interest.


 (9) The Merrill Lynch High Yield Master Index consists of fixed-rate, coupon-bearing bonds with an outstanding par, which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default.


(10) The Lehman Brothers Government/Corporate Bond Index is on a total return basis and is comprised of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-Federal corporation, or corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, non-convertible, domestic debt of the three major corporate classifications: industrial, utility, and financial. Only notes and bonds with a minimum outstanding principal amount of $1,000,000 and a minimum of one year are included. Bonds included must have a rating of at least Baa by Moody's Investors Service, BBB by Standard & Poor's Corporation or in the case of bank bonds not rated by either Moody's or Standard & Poor's, BBB by Fitch Investors Service.

(11) The Merrill Lynch Government/Corporate Master Index is based upon the total returns with all dividends reinvested of 4,000 corporate and 300 government bonds issued with an intermediate average maturity and an average quality rating of Aa (Moody's Investors Service, Inc.) /AA (Standard & Poor's Corporation).

(12) The Lehman Brothers Long Government/Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are balanced monthly by market capitalization.

(13) The Lehman Brothers Government/Corporate 1-3 Year Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and three years.

(14) The Standard & Poor's Midcap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The index was developed with a base level of 100 as of December 31, 1990.

(15) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index was developed with a base level of 100 as of February 5, 1971.

(16) The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The index was developed with a base value of
     135.00 as of December 31, 1986.

(17) The Morgan Stanley EAFE is the Morgan Stanley Capital International Europe, Australia, Far East index. This index is an unmanaged index that is considered to be generally representative of major non-United States stock markets.

(18) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(19) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(20) An investment in the Kemper Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Kemper Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

(21) The Morgan Stanley International World Index is an arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore/Malaysia, South Africa Gold, Spain, Switzerland, United Kingdom, and the United States. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes. The index covers about 60% of the issues listed on the exchanges of the countries included.

The following tables illustrate an assumed $10,000 investment in shares of certain Subaccounts. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, and thus may be higher than if such charge were deducted. Each table covers the period from commencement of operations of the Subaccount to December 31, 1998.

--------------------------------------------------------------------------------


           KEMPER TOTAL RETURN SUBACCOUNT
                                             NON-
YEAR                          QUALIFIED    QUALIFIED
ENDED                           TOTAL        TOTAL
12/31                           VALUE        VALUE
-----                         ---------    ---------
1982    ....................   $12,336      $11,769
1983    ....................    14,313       13,211
1984    ....................    13,427       12,508
1985    ....................    17,019       15,853
1986    ....................    19,328       18,003
1987    ....................    19,188       17,872
1988    ....................    21,207       19,752
1989    ....................    25,945       24,164
1990    ....................    26,889       25,043
1991    ....................    36,583       34,069
1992    ....................    36,703       34,179
1993    ....................    40,598       37,805
1994    ....................    36,253       33,758
1995    ....................    45,056       41,953
1996    ....................    51,903       48,327
1997    ....................    61,440       57,204
1998    ....................    69,811       64,996



            KEMPER HIGH YIELD SUBACCOUNT
                                             NON-
YEAR                          QUALIFIED    QUALIFIED
ENDED                           TOTAL        TOTAL
12/31                           VALUE        VALUE
-----                         ---------    ---------
1982    ....................   $12,363      $11,920
1983    ....................    14,000       13,427
1984    ....................    15,557       15,155
1985    ....................    18,686       18,203
1986    ....................    21,710       21,149
1987    ....................    22,693       22,105
1988    ....................    25,944       25,273
1989    ....................    25,278       24,624
1990    ....................    21,092       20,546
1991    ....................    31,597       30,778
1992    ....................    36,712       35,760
1993    ....................    43,466       42,338
1994    ....................    41,931       40,843
1995    ....................    48,576       47,315
1996    ....................    54,699       53,249
1997    ....................    60,215       58,651
1998    ....................    60,289       58,723



          KEMPER INTERNATIONAL SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1992    ................................   $ 9,803
1993    ................................    12,836
1994    ................................    12,187
1995    ................................    13,559
1996    ................................    15,576
1997    ................................    16,818
1998    ................................    18,253



        KEMPER SMALL CAP GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1994    ................................   $10,296
1995    ................................    13,208
1996    ................................    16,680
1997    ................................    22,085
1998    ................................    25,795



              KEMPER GROWTH SUBACCOUNT
                                             NON-
YEAR                          QUALIFIED    QUALIFIED
ENDED                           TOTAL        TOTAL
12/31                           VALUE        VALUE
-----                         ---------    ---------
1983    ....................   $10,290      $10,271
1984    ....................    11,254       11,237
1985    ....................    13,898       13,877
1986    ....................    14,986       14,965
1987    ....................    15,043       15,022
1988    ....................    14,908       14,887
1989    ....................    18,871       18,844
1990    ....................    18,736       18,709
1991    ....................    29,479       29,437
1992    ....................    30,123       30,080
1993    ....................    34,063       34,011
1994    ....................    32,261       32,215
1995    ....................    42,330       42,269
1996    ....................    50,798       50,725
1997    ....................    60,828       60,741
1998    ....................    69,098       68,998



          KEMPER MONEY MARKET SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1982    ................................   $10,747
1983    ................................    11,575
1984    ................................    12,630
1985    ................................    13,479
1986    ................................    14,185
1987    ................................    14,922
1988    ................................    15,827
1989    ................................    17,045
1990    ................................    18,195
1991    ................................    19,003
1992    ................................    19,385
1993    ................................    19,661
1994    ................................    20,157
1995    ................................    21,001
1996    ................................    21,755
1997    ................................    22,581
1998    ................................    23,418

           KEMPER GOVERNMENT SECURITIES
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1987    ................................   $10,030
1988    ................................    10,232
1989    ................................    11,437
1990    ................................    12,396
1991    ................................    14,084
1992    ................................    14,708
1993    ................................    15,559
1994    ................................    14,925
1995    ................................    17,511
1996    ................................    17,711
1997    ................................    19,032
1998    ................................    20,092



        KEMPER CONTRARIAN VALUE SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,628
1997    ................................    14,954
1998    ................................    17,595



           KEMPER INVESTMENT GRADE BOND
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,260
1997    ................................    11,033
1998    ................................    11,746



           KEMPER HORIZON 20+ SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,422
1997    ................................    13,566
1998    ................................    15,123



            KEMPER HORIZON 5 SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,850
1997    ................................    12,049
1998    ................................    13,037



         KEMPER SMALL CAP VALUE SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,091
1997    ................................    12,117
1998    ................................    10,606



         KEMPER VALUE + GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,354
1997    ................................    14,051
1998    ................................    16,656



           KEMPER HORIZON 10+ SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,028
1997    ................................    12,689
1998    ................................    13,941



           JANUS ASPEN GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,327
1996    ................................    12,062
1997    ................................    14,602
1998    ................................    19,541



           JANUS ASPEN WORLDWIDE GROWTH
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,425
1996    ................................    13,266
1997    ................................    15,984
1998    ................................    20,330






            LEXINGTON EMERGING MARKETS
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $ 9,547
1996    ................................    10,111
1997    ................................     8,820
1998    ................................     6,244

           JANUS ASPEN AGGRESSIVE GROWTH
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,552
1996    ................................    11,231
1997    ................................    12,477
1998    ................................    16,524



          JANUS ASPEN BALANCED SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,547
1996    ................................    12,082
1997    ................................    14,549
1998    ................................    19,273



            LEXINGTON NATURAL RESOURCES
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,032
1996    ................................    12,556
1997    ................................    13,272
1998    ................................    10,523



       FIDELITY VIP EQUITY-INCOME SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,687
1997    ................................    13,502
1998    ................................    14,867



     FIDELITY VIP II ASSET MANAGER SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,916
1997    ................................    12,987
1998    ................................    14,736



       FIDELITY VIP II CONTRAFUND SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,145
1997    ................................    13,646
1998    ................................    17,498



          FIDELITY VIP GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,347
1997    ................................    12,599
1998    ................................    17,336



       FIDELITY VIP II INDEX 500 SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,366
1997    ................................   $14,874
1998    ................................    18,828



           SCUDDER VLIF BOND SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1998    ................................        --



            SCUDDER VLIF CAPITAL GROWTH
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1998    ................................        --



            SCUDDER VLIF INTERNATIONAL
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1998    ................................        --



        DREYFUS SOCIALLY RESPONSIBLE GROWTH
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1998    ................................        --

       J.P. MORGAN SMALL COMPANY SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1998.   ................................        --



         ALGER AMERICAN GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1998.   ................................        --



        ALGER AMERICAN SMALL CAPITALIZATION
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1998.   ................................        --



        AMERICAN CENTURY VP INCOME & GROWTH
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1998.   ................................        --



       AMERICAN CENTURY VP VALUE SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1998.   ................................        --


TAX-DEFERRED ACCUMULATION

                                   TAX-DEFERRED                         NON-QUALIFIED
                                RETIREMENT ANNUITY                         ANNUITY                   CONVENTIONAL
                             BEFORE-TAX CONTRIBUTIONS              AFTER-TAX CONTRIBUTIONS           SAVINGS PLAN
                            AND TAX-DEFERRED EARNINGS.            AND TAX-DEFERRED EARNINGS.           AFTER-TAX
                         --------------------------------      --------------------------------      CONTRIBUTIONS
                                            TAXABLE LUMP                          TAXABLE LUMP        AND TAXABLE
                         NO WITHDRAWALS    SUM WITHDRAWAL      NO WITHDRAWALS    SUM WITHDRAWAL        EARNINGS.
                         --------------    --------------      --------------    --------------      -------------
10 Years...............     $ 36,256          $ 25,017            $ 25,017          $ 22,395           $ 21,974
20 Years...............      114,532            79,027              79,027            64,795             59,581
30 Years...............      283,522           195,630             195,630           150,385            123,940

This chart compares the accumulation of monthly contributions into a Tax-Deferred Retirement Annuity (such as a SIMPLE IRA or a Section 403(b) annuity) through a payroll reduction program, a Non-Qualified Annuity and a Conventional Savings Plan. Before-tax contributions to the Tax-Deferred Retirement Annuity are $200 per month and the entire amount of a taxable lump sum withdrawal will be subject to income tax. After-tax contributions to the Non-Qualified Annuity and the Conventional Savings Plan are $138 per month. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 31% federal marginal tax rate, representative of the target market, and an 8% annual return. Tax rates are subject to change as is the tax-deferred treatment of the Contracts. Tax-deferred retirement accumulations, as well as the income on Non-Qualified Annuities, are taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the prospectus. The chart does not reflect the following charges and expenses under Kemper Advantage
III: 1.00% mortality and expense risk; .30% administration charges; 6% maximum deferred withdrawal charge; and $36 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN]

Unlike savings plans, contributions to tax-deferred retirement annuities and Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a tax-deferred retirement annuity or Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                    EXPERTS


The consolidated balance sheets of KILICO as of December 31, 1998 and 1997 and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 1998 and 1997 have been included herein and in the registration statement in reliance upon the report of PricewaterhouseCoopers LLP, independent public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows of KILICO and subsidiaries for the period from January 4, 1996 to December 31, 1996 and the financial statement schedules as of December 31, 1996 have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



The statements of assets and liabilities and contract owners' equity of the Separate Account as of December 31, 1998, and the related statement of operations and the statements of changes in contract owners' equity for the year then ended and for each period presented have been included herein in reliance upon the report of PricewaterhouseCoopers LLP, independent public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                             CHANGE OF ACCOUNTANTS


On September 12, 1997, KILICO appointed the accounting firm of PricewaterhouseCoopers LLP ("PricewaterhouseCoopers"), formerly Coopers & Lybrand, L.L.P., as independent accountants for the year ended December 31, 1997 to replace KPMG LLP effective with such appointment. Our Board of Directors approved the selection of PricewaterhouseCoopers as the new independent accountants. Management had not consulted with PricewaterhouseCoopers on any accounting, auditing or reporting matter, prior to that time.



During the fiscal year ended December 31, 1996, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure or any reportable events. KPMG LLP's report on the financial statements for 1996 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.



There were no disagreements with PricewaterhouseCoopers on accounting or financial disclosures for the years ended December 31, 1998 or 1997.


                              FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for the Separate Account which reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

                       REPORT OF INDEPENDENT ACCOUNTANTS


THE BOARD OF DIRECTORS OF


KEMPER INVESTORS LIFE INSURANCE COMPANY AND


CONTRACT OWNERS OF KILICO VARIABLE ANNUITY SEPARATE ACCOUNT:



In our opinion, the accompanying statement of assets and liabilities and contract owners' equity and the related statement of operations and changes in owner's equity present fairly, in all material respects, the financial position of the subaccounts of KILICO Variable Annuity Separate Account, which includes the Money Market Subaccount, Money Market Subaccount #2, Total Return Subaccount, High Yield Subaccount, Growth Subaccount, Government Securities Subaccount, International Subaccount, Small Cap Growth Subaccount, Investment Grade Bond Subaccount, Contrarian Value Subaccount, Small Cap Value Subaccount, Value+Growth Subaccount, Horizon 20+ Subaccount, Horizon 10+ Subaccount, and Horizon 5 Subaccount (investment options within the Investors Fund Series), Short-term Bond Subaccount, Growth Subaccount, Aggressive Growth Subaccount, Worldwide Growth Subaccount, and Balanced Subaccount (investment options within the Janus Aspen Series), Natural Resources Subaccount and Emerging Markets Subaccount (investment options within the Lexington Funds), Equity-Income Subaccount, Growth Subaccount, Asset Manager Subaccount, Index 500 Subaccount and Contrafund Subaccount (investment options within the Fidelity VIP Funds), thereof, at December 31, 1998 and the changes in their equity for the year then ended and for the period presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Kemper Investors Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of investments owned at December 31, 1998 by correspondence with transfer agents, provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP



Chicago, Illinois


February 19, 1999

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF ASSETS AND LIABILITIES AND CONTRACT OWNERS' EQUITY



DECEMBER 31, 1998


(IN THOUSANDS)



                                                                       INVESTORS FUND SERIES
                                   ----------------------------------------------------------------------------------------------
                                     MONEY          MONEY         TOTAL         HIGH                   GOVERNMENT
                                     MARKET        MARKET         RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL
                                   SUBACCOUNT   SUBACCOUNT #2   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   -------------   ----------   ----------   ----------   ----------   -------------
ASSETS
  Investments in underlying
    portfolio funds, at current
    values.......................   $106,985        4,700        737,296      262,814      538,414       78,453        145,348
  Dividends and other
    receivables..................        223            9              2            1           12           --              4
                                    --------        -----        -------      -------      -------       ------        -------
         Total assets............    107,208        4,709        737,298      262,815      538,426       78,453        145,352
                                    --------        -----        -------      -------      -------       ------        -------
LIABILITIES AND CONTRACT OWNERS'
  EQUITY
  Liabilities:
    Mortality and expense risk
      and administrative
      charges....................        103           --            780          285          559           84            151
    Units of Account Redeemed....         --           --              6           --           --           18             --
    Other........................          3           --            133          168          122            6             20
                                    --------        -----        -------      -------      -------       ------        -------
         Total liabilities.......        106           --            919          453          681          108            171
                                    --------        -----        -------      -------      -------       ------        -------
  Contract owners' equity........   $107,102        4,709        736,379      262,362      537,745       78,345        145,181
                                    ========        =====        =======      =======      =======       ======        =======
ANALYSIS OF CONTRACT OWNERS'
  EQUITY
  Excess of proceeds from units
    sold over payments for units
    redeemed.....................   $ 34,061        3,269        102,938       49,875      131,199       41,028         78,316
  Accumulated net investment
    income.......................     73,041        1,440        415,826      199,073      282,440       34,537         13,462
  Accumulated net realized gain
    on sales of investments......         --           --        108,949       10,808       69,603          957         29,972
  Unrealized appreciation
    (depreciation) of
    investments..................         --           --        108,666        2,606       54,503        1,823         23,431
                                    --------        -----        -------      -------      -------       ------        -------
  Contract owners' equity........   $107,102        4,709        736,379      262,362      537,745       78,345        145,181
                                    ========        =====        =======      =======      =======       ======        =======



See accompanying notes to financial statements.

                                             INVESTORS FUND SERIES
    -------------------------------------------------------------------------------------------------------
    SMALL CAP    INVESTMENT   CONTRARIAN   SMALL CAP     VALUE +
      GROWTH     GRADE BOND     VALUE        VALUE        GROWTH     HORIZON 20+   HORIZON 10+   HORIZON 5
    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
    ----------   ----------   ----------   ----------   ----------   -----------   -----------   ----------
     144,050       11,490       95,958       33,386       47,062        9,223        15,456        6,805
          13          142            2           17           --           --            --           19
     -------       ------       ------       ------       ------        -----        ------        -----
     144,063       11,632       95,960       33,403       47,062        9,223        15,456        6,824
     -------       ------       ------       ------       ------        -----        ------        -----
         144           11          100           33           47            9            15            7
          --           --           --           --           --           --            --           --
          38           --           10            4           10            1             2           --
     -------       ------       ------       ------       ------        -----        ------        -----
         182           11          110           37           57           10            17            7
     -------       ------       ------       ------       ------        -----        ------        -----
     143,881       11,621       95,850       33,366       47,005        9,213        15,439        6,817
     =======       ======       ======       ======       ======        =====        ======        =====
      83,272       10,820       68,393       33,364       37,086        7,238        12,897        5,867
      25,692           61        1,365          223          180           57            74           56
      15,321          384        9,023        2,054        2,345          574           552          334
      19,596          356       17,069       (2,275)       7,394        1,344         1,916          560
     -------       ------       ------       ------       ------        -----        ------        -----
     143,881       11,621       95,850       33,366       47,005        9,213        15,439        6,817
     =======       ======       ======       ======       ======        =====        ======        =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF ASSETS AND LIABILITIES AND CONTRACT OWNERS' EQUITY (CONTINUED)



DECEMBER 31, 1998


(IN THOUSANDS)



                                                                           JANUS ASPEN SERIES
                                                     --------------------------------------------------------------
                                                     SHORT-TERM                AGGRESSIVE   WORLDWIDE
                                                        BOND        GROWTH       GROWTH       GROWTH      BALANCED
                                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                     ----------   ----------   ----------   ----------   ----------
ASSETS
  Investments in underlying portfolio funds, at
    current values.................................    $  --        59,947       29,399      166,051       53,222
  Dividends and other receivables..................       --             4            3           18            4
                                                       -----        ------       ------      -------       ------
         Total assets..............................       --        59,951       29,402      166,069       53,226
                                                       -----        ------       ------      -------       ------
LIABILITIES AND CONTRACT OWNERS' EQUITY
  Liabilities:
    Mortality and expense risk and administrative
      charges......................................       --            58           30          172           52
    Units of Account Redeemed......................       --            --           --           --           --
    Other..........................................       --            19           10           35           --
                                                       -----        ------       ------      -------       ------
         Total liabilities.........................       --            77           40          207           52
                                                       -----        ------       ------      -------       ------
  Contract owners' equity..........................    $  --        59,874       29,362      165,862       53,174
                                                       =====        ======       ======      =======       ======
ANALYSIS OF CONTRACT OWNERS' EQUITY
  Excess (deficiency) of proceeds from units sold
    over payments for units redeemed...............    $(101)       40,911       19,832      124,838       41,502
  Accumulated net investment income (loss).........      270         2,641         (682)       3,497        1,177
  Accumulated net realized gain (loss) on sales of
    investments....................................     (169)        2,691        1,289        3,893          873
  Unrealized appreciation (depreciation) of
    investments....................................       --        13,631        8,923       33,634        9,622
                                                       -----        ------       ------      -------       ------
  Contract owners' equity..........................    $  --        59,874       29,362      165,862       53,174
                                                       =====        ======       ======      =======       ======



See accompanying notes to financial statements.

           LEXINGTON FUNDS                                    FIDELITY VIP FUNDS
    -----------------------------              ------------------------------------------------
     NATURAL            EMERGING                EQUITY-                                ASSET
    RESOURCES           MARKETS                  INCOME             GROWTH            MANAGER
    SUBACCOUNT         SUBACCOUNT              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
    ----------         ----------              ----------         ----------         ----------
       4,119              4,327                  42,984             33,982              5,815
          --                 --                       4                  4                 --
      ------             ------                  ------             ------             ------
       4,119              4,327                  42,988             33,986              5,815
      ------             ------                  ------             ------             ------
           4                  5                      45                 34                  6
          --                 --                      --                 --                 --
          --                 --                       9                 18                  1
      ------             ------                  ------             ------             ------
           4                  5                      54                 52                  7
      ------             ------                  ------             ------             ------
       4,115              4,322                  42,934             33,934              5,808
      ======             ======                  ======             ======             ======
       4,328              7,269                  36,468             25,730              4,710
         458                217                   1,701              1,436                612
         626             (1,081)                    404                309                139
      (1,297)            (2,083)                  4,361              6,459                347
      ------             ------                  ------             ------             ------
       4,115              4,322                  42,934             33,934              5,808
      ======             ======                  ======             ======             ======

          FIDELITY VIP FUNDS
     -----------------------------

     INDEX 500          CONTRAFUND
     SUBACCOUNT         SUBACCOUNT
     ----------         ----------
      110,049             49,573
           26                 12
      -------             ------
      110,075             49,585
      -------             ------
          114                 52
           --                 --
           37                 13
      -------             ------
          151                 65
      -------             ------
      109,924             49,520
      =======             ======
       87,302             35,271
          636              1,101
        6,309              3,482
       15,677              9,666
      -------             ------
      109,924             49,520
      =======             ======

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1998


(IN THOUSANDS)



                                                                       INVESTORS FUND SERIES
                                   ----------------------------------------------------------------------------------------------
                                     MONEY          MONEY         TOTAL                                GOVERNMENT
                                     MARKET        MARKET         RETURN     HIGH YIELD     GROWTH     SECURITIES   INTERNATIONAL
                                   SUBACCOUNT   SUBACCOUNT #2   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   -------------   ----------   ----------   ----------   ----------   -------------
Dividends and capital gains
  distributions..................    $4,272          264         124,719       21,044       87,153       4,579          7,607
Expenses:
  Mortality and expense risk and
    administrative charges.......     1,104           --          10,155        3,895        7,438       1,010          2,132
                                     ------          ---         -------      -------      -------       -----         ------
Net investment income............     3,168          264         114,564       17,149       79,715       3,569          5,475
                                     ------          ---         -------      -------      -------       -----         ------
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    sales of investments.........        --           --          20,649        4,283        8,570         (67)        11,865
  Change in unrealized
    appreciation (depreciation)
    of investments...............        --           --         (41,076)     (17,978)     (20,871)        553         (3,914)
                                     ------          ---         -------      -------      -------       -----         ------
Net realized and unrealized gain
  (loss) on investments..........        --           --         (20,427)     (13,695)     (12,301)        486          7,951
                                     ------          ---         -------      -------      -------       -----         ------
Net increase (decrease) in
  contract owners' equity
  resulting from operations......    $3,168          264          94,137        3,454       67,414       4,055         13,426
                                     ======          ===         =======      =======      =======       =====         ======



See accompanying notes to financial statements.

                                              INVESTORS FUND SERIES
     -------------------------------------------------------------------------------------------------------
     SMALL CAP    INVESTMENT   CONTRARIAN   SMALL CAP                    HORIZON      HORIZON
       GROWTH     GRADE BOND     VALUE        VALUE      VALUE+GROWTH      20+          10+       HORIZON 5
     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
     ----------   ----------   ----------   ----------   ------------   ----------   ----------   ----------
       20,052        198          2,907          885          884          253           308         184
        1,671        100          1,147          442          480          110           151          81
       ------        ---         ------       ------        -----          ---         -----         ---
       18,381         98          1,760          443          404          143           157         103
       ------        ---         ------       ------        -----          ---         -----         ---
        4,201        311          6,261          911        1,727          397           414         236
             )
       (2,782         78          6,236       (6,089)       3,626          309           604         115
       ------        ---         ------       ------        -----          ---         -----         ---
        1,419        389         12,497       (5,178)       5,353          706         1,018         351
       ------        ---         ------       ------        -----          ---         -----         ---
       19,800        487         14,257       (4,735)       5,757          849         1,175         454
       ======        ===         ======       ======        =====          ===         =====         ===

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF OPERATIONS (CONTINUED)


FOR THE YEAR ENDED DECEMBER 31, 1998


(IN THOUSANDS)



                                                               JANUS ASPEN SERIES
                                         --------------------------------------------------------------
                                         SHORT-TERM                AGGRESSIVE
                                            BOND        GROWTH       GROWTH     WORLDWIDE     BALANCED
                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                         ----------   ----------   ----------   ----------   ----------
Dividends and capital gains
  distributions........................    $  76         2,569          --         5,045       1,336
Expenses:
  Mortality and expense risk and
    administrative charges.............       (6)          596         338         1,826         452
                                           -----        ------       -----        ------       -----
Net investment income (loss)...........       82         1,973        (338)        3,219         884
                                           -----        ------       -----        ------       -----
Net realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on sales of
    investments........................     (172)        1,775       1,084         1,984         615
  Change in unrealized appreciation
    (depreciation) of investments......      123         9,281       6,612        23,208       7,717
                                           -----        ------       -----        ------       -----
Net realized and unrealized gain (loss)
  on investments.......................      (49)       11,056       7,696        25,192       8,332
                                           -----        ------       -----        ------       -----
Net increase (decrease) in contract
  owners' equity resulting from
  operations...........................    $  33        13,029       7,358        28,411       9,216
                                           =====        ======       =====        ======       =====



See accompanying notes to financial statements.

           LEXINGTON FUNDS                                                  FIDELITY VIP FUNDS
    -----------------------------         --------------------------------------------------------------------------------------
     NATURAL            EMERGING           EQUITY-                                ASSET
    RESOURCES           MARKETS             INCOME             GROWTH            MANAGER           INDEX 500          CONTRAFUND
    SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
    ----------         ----------         ----------         ----------         ----------         ----------         ----------
         403                442             1,689              1,694               565                1,766             1,565
          80                 67               506                285                67                1,035               534
      ------             ------             -----              -----               ---               ------             -----
         323                375             1,183              1,409               498                  731             1,031
      ------             ------             -----              -----               ---               ------             -----
        (326)            (1,236)              344                255                76                5,669             2,232
      (1,259)              (875)            1,560              5,035               114               11,176             6,651
      ------             ------             -----              -----               ---               ------             -----
      (1,585)            (2,111)            1,904              5,290               190               16,845             8,883
      ------             ------             -----              -----               ---               ------             -----
      (1,262)            (1,736)            3,087              6,699               688               17,576             9,914
      ======             ======             =====              =====               ===               ======             =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY



FOR THE YEAR ENDED DECEMBER 31, 1998


(IN THOUSANDS)



                                                                       INVESTORS FUND SERIES
                                   ----------------------------------------------------------------------------------------------
                                     MONEY          MONEY         TOTAL         HIGH                   GOVERNMENT
                                     MARKET        MARKET         RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL
                                   SUBACCOUNT   SUBACCOUNT #2   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   -------------   ----------   ----------   ----------   ----------   -------------
Operations:
  Net investment income..........   $  3,168          264         114,564      17,149       79,715        3,569          5,475
  Net realized gain (loss) on
    sales of investments.........         --           --          20,649       4,283        8,570          (67)        11,865
  Change in unrealized
    appreciation (depreciation)
    of investments...............         --           --         (41,076)    (17,978)     (20,871)         553         (3,914)
                                    --------       ------        --------     -------      -------      -------        -------
    Net increase (decrease) in
      contract owners' equity
      resulting from
      operations.................      3,168          264          94,137       3,454       67,414        4,055         13,426
                                    --------       ------        --------     -------      -------      -------        -------
Account unit transactions:
  Proceeds from units sold.......     22,035        6,045          35,608      27,800       29,595       10,692          8,825
  Net transfers (to) from
    affiliate and subaccounts....     29,478       (7,639)        (47,643)    (40,100)     (26,086)       5,342        (20,766)
  Payments for units redeemed....    (21,333)        (355)        (88,507)    (34,613)     (60,278)     (14,565)       (16,900)
                                    --------       ------        --------     -------      -------      -------        -------
    Net increase (decrease) in
      contract owners' equity
      from account unit
      transactions...............     30,180       (1,949)       (100,542)    (46,913)     (56,769)       1,469        (28,841)
                                    --------       ------        --------     -------      -------      -------        -------
Total increase (decrease) in
  contract owners' equity........     33,348       (1,685)         (6,405)    (43,459)      10,645        5,524        (15,415)
Beginning of period..............     73,754        6,394         742,784     305,821      527,100       72,821        160,596
                                    --------       ------        --------     -------      -------      -------        -------
End of period....................   $107,102        4,709         736,379     262,362      537,745       78,345        145,181
                                    ========       ======        ========     =======      =======      =======        =======



See accompanying notes to financial statements.

                                          INVESTORS FUND SERIES
---------------------------------------------------------------------------------------------------------
SMALL CAP    INVESTMENT   CONTRARIAN   SMALL CAP
  GROWTH     GRADE BOND     VALUE        VALUE      VALUE+GROWTH   HORIZON 20+   HORIZON 10+   HORIZON 5
SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------   ----------   ----------   ----------   ------------   -----------   -----------   ----------
  18,381           98        1,760          443           404           143           157          103
   4,201          311        6,261          911         1,727           397           414          236
  (2,782)          78        6,236       (6,089)        3,626           309           604          115
 -------       ------       ------       ------        ------         -----        ------        -----
  19,800          487       14,257       (4,735)        5,757           849         1,175          454
 -------       ------       ------       ------        ------         -----        ------        -----
  17,275        2,850       15,517        6,528         7,814         2,155         2,644        1,628
   2,566        3,781       (5,407)       1,040         8,749           116         3,301          221
  (8,623)        (955)      (6,599)      (2,717)       (3,236)         (375)         (841)        (384)
 -------       ------       ------       ------        ------         -----        ------        -----
  11,218        5,676        3,511        4,851        13,327         1,896         5,104        1,465
 -------       ------       ------       ------        ------         -----        ------        -----
  31,018        6,163       17,768          116        19,084         2,745         6,279        1,919
 112,863        5,458       78,082       33,250        27,921         6,468         9,160        4,898
 -------       ------       ------       ------        ------         -----        ------        -----
 143,881       11,621       95,850       33,366        47,005         9,213        15,439        6,817
 =======       ======       ======       ======        ======         =====        ======        =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (CONTINUED)


FOR THE YEAR ENDED DECEMBER 31, 1998


(IN THOUSANDS)



                                                                                   JANUS ASPEN SERIES
                                                             --------------------------------------------------------------
                                                             SHORT-TERM                AGGRESSIVE   WORLDWIDE
                                                                BOND        GROWTH       GROWTH       GROWTH      BALANCED
                                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                             ----------   ----------   ----------   ----------   ----------
Operations:
  Net investment income (loss).............................   $    82        1,973         (338)       3,219          884
  Net realized gain (loss) on sales of investments.........      (172)       1,775        1,084        1,984          615
  Change in unrealized appreciation (depreciation) of
    investments............................................       123        9,281        6,612       23,208        7,717
                                                              -------       ------       ------      -------       ------
    Net increase (decrease) in contract owners' equity
      resulting from operations............................        33       13,029        7,358       28,411        9,216
                                                              -------       ------       ------      -------       ------
Account unit transactions:
  Proceeds from units sold.................................       181        9,559        3,981       26,915        8,429
  Net transfers (to) from affiliate and subaccounts........      (960)      10,386         (176)      25,114       22,838
  Payments for units redeemed..............................      (305)      (2,747)      (1,761)      (5,974)      (1,464)
                                                              -------       ------       ------      -------       ------
    Net increase (decrease) in contract owners' equity from
      account unit transactions............................    (1,084)      17,198        2,044       46,055       29,803
                                                              -------       ------       ------      -------       ------
Total increase (decrease) in contract owners' equity.......    (1,051)      30,227        9,402       74,466       39,019
  Beginning of period......................................     1,051       29,647       19,960       91,396       14,155
                                                              -------       ------       ------      -------       ------
  End of period............................................   $    --       59,874       29,362      165,862       53,174
                                                              =======       ======       ======      =======       ======



See accompanying notes to financial statements.

      LEXINGTON FUNDS                                   FIDELITY VIP FUNDS
----------------------------    ------------------------------------------------------------------
     NATURAL       EMERGING      EQUITY-                      ASSET
    RESOURCES      MARKETS        INCOME        GROWTH       MANAGER      INDEX 500     CONTRAFUND
    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
    ----------    ----------    ----------    ----------    ----------    ----------    ----------
         323           375         1,183         1,409          498            731         1,031
        (326)       (1,236)          344           255           76          5,669         2,232
      (1,259)         (875)        1,560         5,035          114         11,176         6,651
      ------        ------        ------        ------        -----        -------        ------
      (1,262)       (1,736)        3,087         6,699          688         17,576         9,914
      ------        ------        ------        ------        -----        -------        ------
         903           741         9,818         4,184        1,495         20,110         9,117
      (1,060)         (690)        7,688        11,823          295         36,674         6,996
        (527)         (424)       (1,505)         (583)        (603)        (5,493)       (1,390)
      ------        ------        ------        ------        -----        -------        ------
        (684)         (373)       16,001        15,424        1,187         51,291        14,723
      ------        ------        ------        ------        -----        -------        ------
      (1,946)       (2,109)       19,088        22,123        1,875         68,867        24,637
       6,061         6,431        23,846        11,811        3,933         41,057        24,883
      ------        ------        ------        ------        -----        -------        ------
       4,115         4,322        42,934        33,934        5,808        109,924        49,520
      ======        ======        ======        ======        =====        =======        ======

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY



FOR THE YEAR ENDED DECEMBER 31, 1997


(IN THOUSANDS)


                                                             INVESTORS FUND SERIES
                                       -----------------------------------------------------------------
                                         MONEY          MONEY         TOTAL         HIGH
                                         MARKET        MARKET         RETURN       YIELD        GROWTH
                                       SUBACCOUNT   SUBACCOUNT #2   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                       ----------   -------------   ----------   ----------   ----------
Operations:
  Net investment income (loss).......   $  2,939           373        97,860       20,076      105,197
  Net realized gain (loss) on sales
    of investments...................         --            --        21,466        5,634       13,791
  Change in unrealized appreciation
    (depreciation) of investments....         --            --         1,837        2,376      (29,191)
                                        --------       -------       -------      -------      -------
    Net increase in contract owners'
      equity resulting from
      operations.....................      2,939           373       121,163       28,086       89,797
                                        --------       -------       -------      -------      -------
Account unit transactions:
  Proceeds from units sold...........     21,938         7,884        36,774       26,456       32,804
  Net transfers (to) from affiliate
    and subaccounts..................      7,054       (10,145)      (30,823)        (473)     (35,916)
  Payments for units redeemed........    (17,525)         (213)      (75,741)     (34,745)     (43,779)
                                        --------       -------       -------      -------      -------
    Net increase (decrease) in
      contract owners' equity from
      account unit transactions......     11,467        (2,474)      (69,790)      (8,762)     (46,891)
                                        --------       -------       -------      -------      -------
Total increase (decrease) in contract
  owners' equity.....................     14,406        (2,101)       51,373       19,324       42,906
Beginning of period..................     59,348         8,495       691,411      286,497      484,194
                                        --------       -------       -------      -------      -------
End of period........................   $ 73,754         6,394       742,784      305,821      527,100
                                        ========       =======       =======      =======      =======

                                         INVESTORS FUND SERIES
                                       --------------------------
                                       GOVERNMENT
                                       SECURITIES   INTERNATIONAL
                                       SUBACCOUNT    SUBACCOUNT
                                       ----------   -------------
Operations:
  Net investment income (loss).......     5,218          6,840
  Net realized gain (loss) on sales
    of investments...................      (133)         9,738
  Change in unrealized appreciation
    (depreciation) of investments....       284         (2,788)
                                        -------        -------
    Net increase in contract owners'
      equity resulting from
      operations.....................     5,369         13,790
                                        -------        -------
Account unit transactions:
  Proceeds from units sold...........     6,125         14,396
  Net transfers (to) from affiliate
    and subaccounts..................    (6,847)       (14,865)
  Payments for units redeemed........   (11,513)       (15,633)
                                        -------        -------
    Net increase (decrease) in
      contract owners' equity from
      account unit transactions......   (12,235)       (16,102)
                                        -------        -------
Total increase (decrease) in contract
  owners' equity.....................    (6,866)        (2,312)
Beginning of period..................    79,687        162,908
                                        -------        -------
End of period........................    72,821        160,596
                                        =======        =======



See accompanying notes to financial statements.

                                          INVESTORS FUND SERIES
---------------------------------------------------------------------------------------------------------
             INVESTMENT
SMALL CAP      GRADE      CONTRARIAN   SMALL CAP
  GROWTH        BOND        VALUE        VALUE      VALUE+GROWTH   HORIZON 20+   HORIZON 10+   HORIZON 5
SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------   ----------   ----------   ----------   ------------   -----------   -----------   ----------
   7,284         (26)         (318)        (176)         (161)          (58)          (53)         (33)
   8,226          71         2,750        1,194           619           161           129           97
   8,507         248         9,122        3,077         3,038           777           945          320
 -------       -----        ------       ------        ------         -----         -----        -----
  24,017         293        11,554        4,095         3,496           880         1,021          384
 -------       -----        ------       ------        ------         -----         -----        -----
  14,943       1,403        16,729        8,235         8,265         1,223         1,730        1,182
  11,461       2,113        31,875        9,674         7,531         1,114         1,220        1,152
  (6,408)       (224)       (2,935)      (1,625)       (1,266)         (179)         (395)        (200)
 -------       -----        ------       ------        ------         -----         -----        -----
  19,996       3,292        45,669       16,284        14,530         2,158         2,555        2,134
 -------       -----        ------       ------        ------         -----         -----        -----
  44,013       3,585        57,223       20,379        18,026         3,038         3,576        2,518
  68,850       1,873        20,859       12,871         9,895         3,430         5,584        2,380
 -------       -----        ------       ------        ------         -----         -----        -----
 112,863       5,458        78,082       33,250        27,921         6,468         9,160        4,898
 =======       =====        ======       ======        ======         =====         =====        =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (CONTINUED)


FOR THE YEAR ENDED DECEMBER 31, 1997


(IN THOUSANDS)



                                                                                    JANUS ASPEN SERIES
                                                             -----------------------------------------------------------------
                                                             SHORT-TERM                   AGGRESSIVE   WORLDWIDE
                                                                BOND         GROWTH         GROWTH       GROWTH      BALANCED
                                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                             ----------   -------------   ----------   ----------   ----------
Operations:
  Net investment income (loss).............................    $  162           429           (299)         171          215
  Net realized gain (loss) on sales of investments.........         7           842           (203)       1,845          169
  Change in unrealized appreciation (depreciation) of
    investments............................................      (122)        3,150          2,471        7,685        1,431
                                                               ------        ------         ------       ------       ------
    Net increase (decrease) in contract owners' equity
      resulting from operations............................        47         4,421          1,969        9,701        1,815
                                                               ------        ------         ------       ------       ------
Account unit transactions:
  Proceeds from units sold.................................       171         5,841          4,838       22,435        3,378
  Net transfers (to) from affiliate and subaccounts........       199         2,785         (5,126)      29,266        3,103
  Payments for units redeemed..............................      (110)       (1,058)          (953)      (1,854)        (370)
                                                               ------        ------         ------       ------       ------
    Net increase (decrease) in contract owners' equity from
      account unit transactions............................       260         7,568         (1,241)      49,847        6,111
                                                               ------        ------         ------       ------       ------
Total increase in contract owners' equity..................       307        11,989            728       59,548        7,926
  Beginning of period......................................       744        17,658         19,232       31,848        6,229
                                                               ------        ------         ------       ------       ------
  End of period............................................    $1,051        29,647         19,960       91,396       14,155
                                                               ======        ======         ======       ======       ======



See accompanying notes to financial statements.

        LEXINGTON FUNDS                             FIDELITY VIP FUNDS
    -----------------------   --------------------------------------------------------------
     NATURAL      EMERGING     EQUITY-                    ASSET
    RESOURCES     MARKETS       INCOME       GROWTH      MANAGER     INDEX 500    CONTRAFUND
    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
    ----------   ----------   ----------   ----------   ----------   ----------   ----------
        157          (103)         551           48         121           (53)         113
        892            84           47           55          51           616        1,235
       (630)       (1,081)       2,403        1,302         170         4,109        2,307
      -----        ------       ------       ------       -----        ------       ------
        419        (1,100)       3,001        1,405         342         4,672        3,655
      -----        ------       ------       ------       -----        ------       ------
      1,518         1,388        5,558        3,160         598        10,482        6,527
       (317)        1,173        9,699        3,345       2,439        21,366        6,530
       (509)         (298)        (676)        (175)       (449)       (1,182)        (638)
      -----        ------       ------       ------       -----        ------       ------
        692         2,263       14,581        6,330       2,588        30,666       12,419
      -----        ------       ------       ------       -----        ------       ------
      1,111         1,163       17,582        7,735       2,930        35,338       16,074
      4,950         5,268        6,264        4,076       1,003         5,719        8,809
      -----        ------       ------       ------       -----        ------       ------
      6,061         6,431       23,846       11,811       3,933        41,057       24,883
      =====        ======       ======       ======       =====        ======       ======

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



NOTES TO FINANCIAL STATEMENTS



(1) GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES



ORGANIZATION



Kemper Investors Life Insurance Company Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Financial Services ("ZFS"). ZFS was formed with the September 7, 1998 merger of the Zurich Group with the financial services business of B.A.T. Industries. ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG, representing the financial interest of the former Zurich Group, is listed on the Swiss Market Index (SMI) replacing Zurich. Allied Zurich p.l.c., representing the financial interest of the financial services business of B.A.T. Industries, is included in the FTSE-100 Share Index in London.



The Separate Account is used to fund contracts or certificates (collectively referred to as "contracts") for ADVANTAGE III periodic and flexible payment variable annuity contracts, PASSPORT individual and group variable and market value adjusted deferred annuity contracts and DESTINATIONS individual and group variable, fixed and market value adjusted deferred annuity contracts. The Separate Account is divided into a total of thirty-nine subaccounts with various subaccount options available to Contract Owners depending upon their respective Contracts. A total of only twenty-six subaccount options are presented in the accompanying financial statements, (the Money Market Subaccounts represent one subaccount), as available subaccount options to Contract Owners. The Janus Short-Term Bond Subaccount was closed to purchases by Janus Capital Corporation effective May 1, 1998 and liquidated September 28, 1998. PASSPORT Contract Owners have two additional subaccounts which invest exclusively in the shares of subaccounts in the Investors Fund Series which are not reflected in the accompanying financial statements. DESTINATIONS Contract Owners have thirteen additional subaccounts which invest in the shares of subaccounts in the Investors Fund Series, Scudder Variable Life Investment Funds, Janus Aspen Series and Warburg Pincus Trust Funds which are also not reflected in the accompanying financial statements. Each subaccount invests exclusively in the shares of a corresponding portfolio of one of the underlying investment funds; the Investors Fund Series, the Janus Aspen Series, the Lexington Funds and the Fidelity VIP Funds, all of which are open-end diversified management investment companies.


ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

SECURITY VALUATION

The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1998.

SECURITY TRANSACTIONS AND INVESTMENT INCOME


Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out (FIFO) cost basis.


ACCUMULATION UNIT VALUATION


On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Central time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

FEDERAL INCOME TAXES



The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the contract and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.



(2) SUMMARY OF INVESTMENTS



Investments, at cost, at December 31, 1998, are as follows (in thousands):



                                                              SHARES
                                                               OWNED       COST
                                                              -------   ----------
INVESTMENTS
INVESTORS FUND SERIES:
Money Market Subaccount (Money Market and Money Market #2
  Subaccounts)..............................................  111,685   $  111,685
Total Return Subaccount.....................................  269,617      628,630
High Yield Subaccount.......................................  214,127      260,208
Growth Subaccount...........................................  182,099      483,911
Government Securities Subaccount............................   64,938       76,630
International Subaccount....................................   85,499      121,917
Small Cap Growth Subaccount.................................   73,037      124,454
Investment Grade Bond Subaccount............................    9,866       11,134
Contrarian Value Subaccount.................................   54,611       78,889
Small Cap Value Subaccount..................................   31,336       35,661
Value+Growth Subaccount.....................................   28,166       39,668
Horizon 20+ Subaccount......................................    6,121        7,879
Horizon 10+ Subaccount......................................   11,087       13,540
Horizon 5 Subaccount........................................    5,228        6,245

JANUS ASPEN SERIES FUNDS:
Short-Term Bond Subaccount..................................       --           --
Growth Subaccount...........................................    2,547       46,316
Aggressive Growth Subaccount................................    1,066       20,476
Worldwide Growth Subaccount.................................    5,708      132,417
Balanced Subaccount.........................................    2,365       43,600
LEXINGTON FUNDS:
Natural Resources Subaccount................................      373        5,416
Emerging Markets Subaccount.................................      766        6,410
FIDELITY VIP FUNDS:
Equity-Income Subaccount....................................    1,691       38,623
Growth Subaccount...........................................      757       27,523
Asset Manager Subaccount....................................      320        5,468
Index 500 Subaccount........................................      779       94,372
Contrafund Subaccount.......................................    2,028       39,907
                                                                        ----------
        TOTAL INVESTMENTS AT COST...........................            $2,460,979
                                                                        ==========



A description of the underlying investments of the subaccounts are summarized below.



INVESTORS FUND SERIES



MONEY MARKET SUBACCOUNT: This subaccount seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share but there is no assurance that the Portfolio will be able to do so. The Money Market Subaccount represents the ADVANTAGE III Money Market Subaccount and the PASSPORT and DESTINATIONS Money Market Subaccount #1. Money Market Subaccount #2 represents funds allocated by the owner of a contract to the dollar cost averaging program. Under the dollar cost averaging ("DCA") program, an owner may predesignate a portion of the subaccount value to be automatically transferred on a monthly basis to one or more of the other subaccounts. This option is only available to PASSPORT individual and group variable and market value adjusted deferred annuity contracts and DESTINATIONS individual and group variable, fixed and market value adjusted deferred annuity contracts.

TOTAL RETURN SUBACCOUNT: This subaccount seeks a high total return, a combination of income and capital appreciation, consistent with reasonable risk.



HIGH YIELD SUBACCOUNT: This subaccount seeks to provide a high level of current income.



GROWTH SUBACCOUNT: This subaccount seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.



GOVERNMENT SECURITIES SUBACCOUNT: This subaccount seeks high current income consistent with preservation of capital.



INTERNATIONAL SUBACCOUNT: This subaccount seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.



SMALL CAP GROWTH SUBACCOUNT: This subaccount seek maximum appreciation of investors' capital.



INVESTMENT GRADE BOND SUBACCOUNT: This subaccount seeks high current income.



CONTRARIAN VALUE SUBACCOUNT: This subaccount seeks to achieve a high rate of total return.



SMALL CAP VALUE SUBACCOUNT: This subaccount seeks long-term capital appreciation.



VALUE+GROWTH SUBACCOUNT: This subaccount seeks growth of capital. A secondary objective of the Portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.



HORIZON 20+ SUBACCOUNT: This subaccount, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.



HORIZON 10+ SUBACCOUNT: This subaccount, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.



HORIZON 5 SUBACCOUNT: This subaccount, designed for investors with approximately a 5 year investment horizon, seeks income consistent with a preservation of capital, with growth of capital as a secondary objective.



JANUS ASPEN SERIES



SHORT-TERM BOND SUBACCOUNT: This subaccount seeks a high level of current income as is consistent with preservation of capital. This Portfolio pursues its objective by investing primarily in short- and intermediate-term fixed-income securities. This fund was closed by Janus Capital Corporation effective May 1, 1998 and liquidated September 28, 1998.



GROWTH SUBACCOUNT: This subaccount seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified Portfolio that pursues its objective by investing in common stocks of companies of any size. This Portfolio generally invests in larger, more established issuers.



AGGRESSIVE GROWTH SUBACCOUNT: This subaccount seeks long-term growth of capital. It is a nondiversified Portfolio that pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies as described in the fund's prospectus.



WORLDWIDE GROWTH SUBACCOUNT: This subaccount seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified Portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers.



BALANCED SUBACCOUNT: This subaccount seeks long-term of capital growth, consistent with preservation of capital and balanced by current income. It is a diversified Portfolio that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

LEXINGTON FUNDS



NATURAL RESOURCES SUBACCOUNT: This subaccount seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist of capital appreciation.



EMERGING MARKETS SUBACCOUNT: This subaccount seeks long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets.



FIDELITY VIP FUNDS



EQUITY-INCOME SUBACCOUNT: This subaccount seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.



GROWTH SUBACCOUNT: This subaccount seeks capital appreciation.



ASSET MANAGER SUBACCOUNT: This subaccount seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.



INDEX 500 SUBACCOUNT: This subaccount seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.



CONTRAFUND SUBACCOUNT: This subaccount seeks long-term capital appreciation.



(3) TRANSACTIONS WITH AFFILIATES



KILICO assumes mortality risks associated with the annuity contracts and incurs all expenses involved in administering the contracts. In return, KILICO assesses that portion of each subaccount representing assets under the ADVANTAGE III flexible payment contracts with a daily charge for mortality and expense risk and administrative costs which amounts to an aggregate of one percent (1.00%) per annum. KILICO also assesses that portion of each subaccount representing assets under the ADVANTAGE III periodic payment contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and three-tenths percent (1.30%) per annum. KILICO assesses that portion of each subaccount representing assets under PASSPORT individual and group variable and market value adjusted deferred annuity contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-quarter percent (1.25%) per annum. KILICO assesses that portion of each subaccount representing assets under DESTINATIONS individual and group variable, fixed and market value adjusted deferred annuity contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and four-tenths percent (1.40%) per annum. The PASSPORT and DESTINATIONS DCA Money Market Subaccount #2, available for participation in the dollar cost averaging program, has no daily asset charge deduction. For the year ended December 31, 1998, asset charges totaled $25,943,505, $7,117,285 and $81,806 for ADVANTAGE III, PASSPORT and DESTINATIONS contracts, respectively.



KILICO also assesses against each ADVANTAGE III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is $36 and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract changes. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each PASSPORT and DESTINATIONS contract participating in one or more of the subaccounts a records maintenance charge of $30 at the end of each contract year. The records maintenance charge for ADVANTAGE III, PASSPORT and DESTINATIONS contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment. For the year ended December 31, 1998, records maintenance charges totaled $2,044,611, $151,021 and $60 for ADVANTAGE III, PASSPORT and DESTINATIONS contracts, respectively.



For contracts issued prior to May 1, 1994, KILICO has undertaken to reimburse each of the ADVANTAGE III Money Market, Total Return, High Yield, and Growth Subaccounts whose direct and indirect operating expenses exceed eighty hundredths of one percent (.80%) of average daily net assets. In determining reimbursement of direct and indirect operating expenses, for each subaccount, charges for mortality and expense risks and administrative expenses, and records maintenance charges are excluded and, for each subaccount, charges for taxes, extraordinary expenses, and brokerage and transaction costs are excluded. During the year ended December 31, 1998, no such payment was made.



KILICO assesses an optional annual charge for the Guaranteed Retirement Income Benefit ("GRIB"), related to the DESTINATIONS contracts. The annual charge of
 .25% of Contract Value, if taken, will be deducted pro rata from each invested subaccount on each Contract Quarter anniversary. For the year ended December 31, 1998, GRIB charges totaled $9,477.



Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.



Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the Investors Fund Series portfolios.



Janus Capital Corporation is the investment manager of the Janus Aspen Series Fund Portfolios, Lexington Management Corporation is the investment manager for the Lexington Fund Portfolios and Fidelity Investments is the investment manager for the Fidelity VIP Funds. None of these entities are affiliated with KILICO.



Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.



(4) NET TRANSFERS (TO) FROM AFFILIATE AND SUBACCOUNTS



Net transfers (to) from affiliate or subaccounts include transfers of all or part of the Contract Owner's interest to or from another eligible subaccount or to the general account of KILICO.



(5) CONTRACT OWNERS' EQUITY



The Contract Owners' equity is affected by the investment results of, and contract charges to, each subaccount. The accompanying financial statements include only Contract Owners' payments pertaining to the variable portions of their contracts and exclude any payments for the market value adjusted or fixed portions, the latter being included in the general account of KILICO. Contract Owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus.

Contract Owners' equity at December 31, 1998, is as follows (in thousands, except unit value; differences are due to rounding):



                                                                                              CONTRACT
                                                               NUMBER           UNIT          OWNERS'
                                                              OF UNITS         VALUE           EQUITY
                                                              --------         ------         --------
                 ADVANTAGE III CONTRACTS
INVESTORS FUND SERIES
MONEY MARKET SUBACCOUNT
  Flexible Payment, Qualified.............................        309          $2.493         $    770
  Flexible Payment, Nonqualified..........................      3,812           2.493            9,502
  Periodic Payment, Qualified.............................     14,508           2.372           34,415
  Periodic Payment, Nonqualified..........................     11,095           2.372           26,316
                                                                                              --------
                                                                                                71,003
                                                                                              --------
TOTAL RETURN SUBACCOUNT
  Flexible Payment, Qualified.............................        772           7.411            5,719
  Flexible Payment, Nonqualified..........................      3,348           6.862           22,973
  Periodic Payment, Qualified.............................     72,971           7.052          514,620
  Periodic Payment, Nonqualified..........................     11,360           6.571           74,644
                                                                                              --------
                                                                                               617,956
                                                                                              --------
HIGH YIELD SUBACCOUNT
  Flexible Payment, Qualified.............................        260           6.369            1,655
  Flexible Payment, Nonqualified..........................      1,480           6.098            9,025
  Periodic Payment, Qualified.............................     20,199           6.061          122,423
  Periodic Payment, Nonqualified..........................      6,036           5.904           35,637
                                                                                              --------
                                                                                               168,740
                                                                                              --------
GROWTH SUBACCOUNT
  Flexible Payment, Qualified.............................        178           7.261            1,292
  Flexible Payment, Nonqualified..........................      1,063           7.236            7,692
  Periodic Payment, Qualified.............................     50,548           6.945          351,046
  Periodic Payment, Nonqualified..........................      9,612           6.935           66,657
                                                                                              --------
                                                                                               426,687
                                                                                              --------
GOVERNMENT SECURITIES SUBACCOUNT
  Flexible Payment, Qualified.............................        146           1.828              266
  Flexible Payment, Nonqualified..........................      1,073           1.828            1,962
  Periodic Payment, Qualified.............................     16,997           1.779           30,243
  Periodic Payment, Nonqualified..........................     10,270           1.779           18,273
                                                                                              --------
                                                                                                50,744
                                                                                              --------
INTERNATIONAL SUBACCOUNT
  Flexible Payment, Qualified.............................        212           1.877              398
  Flexible Payment, Nonqualified..........................        744           1.877            1,397
  Periodic Payment, Qualified.............................     45,058           1.839           82,855
  Periodic Payment, Nonqualified..........................      7,278           1.839           13,383
                                                                                              --------
                                                                                                98,033
                                                                                              --------
SMALL CAP GROWTH SUBACCOUNT
  Flexible Payment, Qualified.............................        166           2.625              437
  Flexible Payment, Nonqualified..........................        494           2.625            1,297
  Periodic Payment, Qualified.............................     38,394           2.589           99,412
  Periodic Payment, Nonqualified..........................      4,843           2.589           12,540
                                                                                              --------
                                                                                               113,686
                                                                                              --------

                                                                                                CONTRACT
                                                                 NUMBER           UNIT          OWNERS'
                                                                OF UNITS         VALUE           EQUITY
                                                                --------         ------         --------
INVESTORS FUND SERIES (CONTINUED)
INVESTMENT GRADE BOND SUBACCOUNT
  Flexible Payment, Qualified...............................         19          $1.187         $    23
  Flexible Payment, Nonqualified............................        750           1.187             890
  Periodic Payment, Qualified...............................      2,529           1.178           2,978
  Periodic Payment, Nonqualified............................      1,033           1.178           1,216
                                                                                                -------
                                                                                                  5,107
                                                                                                -------
CONTRARIAN VALUE SUBACCOUNT
  Flexible Payment, Qualified...............................         94           1.777             168
  Flexible Payment, Nonqualified............................         80           1.777             142
  Periodic Payment, Qualified...............................     23,159           1.763          40,832
  Periodic Payment, Nonqualified............................      3,847           1.763           6,782
                                                                                                -------
                                                                                                 47,924
                                                                                                -------
SMALL CAP VALUE SUBACCOUNT
  Flexible Payment, Qualified...............................          4           1.072               4
  Flexible Payment, Nonqualified............................         94           1.072             101
  Periodic Payment, Qualified...............................     12,832           1.063          13,643
  Periodic Payment, Nonqualified............................      1,756           1.063           1,867
                                                                                                -------
                                                                                                 15,615
                                                                                                -------
VALUE+GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         60           1.683             101
  Flexible Payment, Nonqualified............................        173           1.683             291
  Periodic Payment, Qualified...............................      7,994           1.669          13,345
  Periodic Payment, Nonqualified............................      2,094           1.669           3,496
                                                                                                -------
                                                                                                 17,233
                                                                                                -------
HORIZON 20+ SUBACCOUNT
  Flexible Payment, Qualified...............................         21           1.530              32
  Flexible Payment, Nonqualified............................         --           1.530              --
  Periodic Payment, Qualified...............................      1,764           1.518           2,679
  Periodic Payment, Nonqualified............................        195           1.518             295
                                                                                                -------
                                                                                                  3,006
                                                                                                -------
HORIZON 10+ SUBACCOUNT
  Flexible Payment, Qualified...............................         13           1.410              18
  Flexible Payment, Nonqualified............................          9           1.410              12
  Periodic Payment, Qualified...............................      3,391           1.399           4,744
  Periodic Payment, Nonqualified............................        419           1.399             586
                                                                                                -------
                                                                                                  5,360
                                                                                                -------
HORIZON 5 SUBACCOUNT
  Flexible Payment, Qualified...............................         --           1.320              --
  Flexible Payment, Nonqualified............................         35           1.320              46
  Periodic Payment, Qualified...............................      1,248           1.310           1,635
  Periodic Payment, Nonqualified............................        357           1.310             468
                                                                                                -------
                                                                                                  2,149
                                                                                                -------

                                                                                                 CONTRACT
                                                                 NUMBER           UNIT           OWNERS'
                                                                OF UNITS          VALUE           EQUITY
                                                                --------         -------         --------
JANUS ASPEN SERIES FUNDS
SHORT-TERM BOND SUBACCOUNT
  Flexible Payment, Qualified...............................        --           $ 0.000         $    --
  Flexible Payment, Nonqualified............................        --             0.000              --
  Periodic Payment, Qualified...............................        --             0.000              --
  Periodic Payment, Nonqualified............................        --             0.000              --
                                                                                                 -------
                                                                                                      --
                                                                                                 -------
GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         7            26.152             180
  Flexible Payment, Nonqualified............................        16            26.152             407
  Periodic Payment, Qualified...............................     1,931            25.897          50,001
  Periodic Payment, Nonqualified............................       243            25.897           6,281
                                                                                                 -------
                                                                                                  56,869
                                                                                                 -------
AGGRESSIVE GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         0            27.149               5
  Flexible Payment, Nonqualified............................         2            27.149              62
  Periodic Payment, Qualified...............................       985            26.884          26,485
  Periodic Payment, Nonqualified............................       105            26.884           2,810
                                                                                                 -------
                                                                                                  29,362
                                                                                                 -------
WORLDWIDE GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         8            30.205             231
  Flexible Payment, Nonqualified............................        24            30.205             731
  Periodic Payment, Qualified...............................     4,883            29.911         146,059
  Periodic Payment, Nonqualified............................       630            29.911          18,841
                                                                                                 -------
                                                                                                 165,862
                                                                                                 -------
BALANCED SUBACCOUNT
  Flexible Payment, Qualified...............................         6            24.205             143
  Flexible Payment, Nonqualified............................        24            24.205             576
  Periodic Payment, Qualified...............................     1,855            23.969          44,457
  Periodic Payment, Nonqualified............................       334            23.969           7.998
                                                                                                 -------
                                                                                                  53,174
                                                                                                 -------
LEXINGTON FUNDS
NATURAL RESOURCES SUBACCOUNT
  Flexible Payment, Qualified...............................         0            12.008               6
  Flexible Payment, Nonqualified............................         4            12.008              46
  Periodic Payment, Qualified...............................       302            11.879           3,589
  Periodic Payment, Nonqualified............................        40            11.879             474
                                                                                                 -------
                                                                                                   4,115
                                                                                                 -------
EMERGING MARKETS SUBACCOUNT
  Flexible Payment, Qualified...............................         1             6.255               7
  Flexible Payment, Nonqualified............................         2             6.255              13
  Periodic Payment, Qualified...............................       587             6.194           3,636
  Periodic Payment, Nonqualified............................       108             6.194             666
                                                                                                 -------
                                                                                                   4,322
                                                                                                 -------

                                                                                               CONTRACT
                                                              NUMBER           UNIT            OWNERS'
                                                             OF UNITS          VALUE            EQUITY
                                                             --------         -------         ----------
FIDELITY VIP FUNDS
EQUITY-INCOME SUBACCOUNT
  Flexible Payment, Qualified............................         2           $29.285         $       64
  Flexible Payment, Nonqualified.........................         8            29.285                232
  Periodic Payment, Qualified............................     1,245            29.054             36,161
  Periodic Payment, Nonqualified.........................       223            29.054              6,477
                                                                                              ----------
                                                                                                  42,934
                                                                                              ----------
GROWTH SUBACCOUNT
  Flexible Payment, Qualified............................         3            52.235                142
  Flexible Payment, Nonqualified.........................         2            52.235                119
  Periodic Payment, Qualified............................       576            51.818             29,871
  Periodic Payment, Nonqualified.........................        73            51.818              3,802
                                                                                              ----------
                                                                                                  33,934
                                                                                              ----------
ASSET MANAGER SUBACCOUNT
  Flexible Payment, Qualified............................         0            22.885                  7
  Flexible Payment, Nonqualified.........................         6            22.885                137
  Periodic Payment, Qualified............................       210            22.705              4,762
  Periodic Payment, Nonqualified.........................        40            22.705                902
                                                                                              ----------
                                                                                                   5,808
                                                                                              ----------
INDEX 500 SUBACCOUNT
  Flexible Payment, Qualified............................         1           147.801                215
  Flexible Payment, Nonqualified.........................        11           147.801              1,567
  Periodic Payment, Qualified............................       638           146.637             93,563
  Periodic Payment, Nonqualified.........................        99           146.637             14,579
                                                                                              ----------
                                                                                                 109,924
                                                                                              ----------
CONTRAFUND SUBACCOUNT
  Flexible Payment, Qualified............................         1            26.021                 27
  Flexible Payment, Nonqualified.........................         5            26.021                133
  Periodic Payment, Qualified............................     1,701            25.816             43,925
  Periodic Payment, Nonqualified.........................       211            25.816              5,435
                                                                                              ----------
                                                                                                  49,520
                                                                                              ----------
     TOTAL ADVANTAGE III CONTRACT OWNERS' EQUITY.........                                     $2,199,066
                                                                                              ==========

                                                                                               CONTRACT
                                                               NUMBER           UNIT           OWNERS'
                                                              OF UNITS          VALUE           EQUITY
                                                              --------         -------         --------
                    PASSPORT CONTRACTS
INVESTORS FUND SERIES
MONEY MARKET #1 SUBACCOUNT
  Qualified...............................................      6,657          $ 1.245         $  8,289
  Nonqualified............................................     21,661            1.245           26,976
                                                                                               --------
                                                                                                 35,265
                                                                                               --------
MONEY MARKET #2 SUBACCOUNT
  Qualified...............................................      1,442            1.358            1,958
  Nonqualified............................................      1,870            1.358            2,540
                                                                                               --------
                                                                                                  4,498
                                                                                               --------
TOTAL RETURN SUBACCOUNT
  Qualified...............................................     14,282            1.917           27,374
  Nonqualified............................................     46,822            1.917           89,744
                                                                                               --------
                                                                                                117,118
                                                                                               --------
HIGH YIELD SUBACCOUNT
  Qualified...............................................     10,995            1.887           20,743
  Nonqualified............................................     36,787            1.887           69,400
                                                                                               --------
                                                                                                 90,143
                                                                                               --------
GROWTH SUBACCOUNT
  Qualified...............................................     12,369            2.349           29,057
  Nonqualified............................................     34,697            2.349           81,506
                                                                                               --------
                                                                                                110,563
                                                                                               --------
GOVERNMENT SECURITIES SUBACCOUNT
  Qualified...............................................      4,337            1.437            6,231
  Nonqualified............................................     14,321            1.437           20,573
                                                                                               --------
                                                                                                 26,804
                                                                                               --------
INTERNATIONAL SUBACCOUNT
  Qualified...............................................      5,866            1.845           10,825
  Nonqualified............................................     19,399            1.845           35,794
                                                                                               --------
                                                                                                 46,619
                                                                                               --------
SMALL CAP GROWTH SUBACCOUNT
  Qualified...............................................      2,884            2.595            7,486
  Nonqualified............................................      8,298            2.595           21,536
                                                                                               --------
                                                                                                 29,022
                                                                                               --------

                                                                                               CONTRACT
                                                                NUMBER           UNIT          OWNERS'
                                                               OF UNITS         VALUE           EQUITY
                                                               --------         ------         --------
INVESTORS FUND SERIES (CONTINUED)
INVESTMENT GRADE BOND SUBACCOUNT
  Qualified................................................      1,230          $1.179         $  1,450
  Nonqualified.............................................      3,715           1.179            4,381
                                                                                               --------
                                                                                                  5,831
                                                                                               --------
CONTRARIAN VALUE SUBACCOUNT
  Qualified................................................      6,817           1.765           12,036
  Nonqualified.............................................     19,663           1.765           34,715
                                                                                               --------
                                                                                                 46,751
                                                                                               --------
SMALL CAP VALUE SUBACCOUNT
  Qualified................................................      4,178           1.065            4,448
  Nonqualified.............................................     11,505           1.065           12,248
                                                                                               --------
                                                                                                 16,696
                                                                                               --------
VALUE+GROWTH SUBACCOUNT
  Qualified................................................      4,694           1.672            7,846
  Nonqualified.............................................     12,758           1.672           21,328
                                                                                               --------
                                                                                                 29,174
                                                                                               --------
HORIZON 20+ SUBACCOUNT
  Qualified................................................      1,141           1.520            1,734
  Nonqualified.............................................      2,631           1.520            4,000
                                                                                               --------
                                                                                                  5,734
                                                                                               --------
HORIZON 10+ SUBACCOUNT
  Qualified................................................      1,544           1.401            2,162
  Nonqualified.............................................      5,198           1.401            7,280
                                                                                               --------
                                                                                                  9,442
                                                                                               --------
HORIZON 5 SUBACCOUNT
  Qualified................................................        394           1.311              517
  Nonqualified.............................................      2,992           1.311            3,924
                                                                                               --------
                                                                                                  4,441
                                                                                               --------
     TOTAL PASSPORT CONTRACT OWNERS' EQUITY................                                    $578,101
                                                                                               ========

                                                           NUMBER           UNIT           CONTRACT OWNERS'
                                                          OF UNITS          VALUE               EQUITY
                                                          --------         -------         ----------------
DESTINATIONS CONTRACTS
INVESTORS FUND SERIES
MONEY MARKET #1 SUBACCOUNT
  Qualified...........................................       20            $10.213             $   200
  Nonqualified........................................       62             10.213                 634
                                                                                               -------
                                                                                                   834
                                                                                               -------
MONEY MARKET #2 SUBACCOUNT
  Qualified...........................................       19             10.297                 191
  Nonqualified........................................        2             10.297                  20
                                                                                               -------
                                                                                                   211
                                                                                               -------
TOTAL RETURN SUBACCOUNT
  Qualified...........................................       38             10.542                 406
  Nonqualified........................................       85             10.542                 899
                                                                                               -------
                                                                                                 1,305
                                                                                               -------
HIGH YIELD SUBACCOUNT
  Qualified...........................................      121              9.646               1,166
  Nonqualified........................................      240              9.646               2,313
                                                                                               -------
                                                                                                 3,479
                                                                                               -------
GROWTH SUBACCOUNT
  Qualified...........................................       24             10.007                 239
  Nonqualified........................................       26             10.007                 256
                                                                                               -------
                                                                                                   495
                                                                                               -------
GOVERNMENT SECURITIES SUBACCOUNT
  Qualified...........................................       28             10.332                 293
  Nonqualified........................................       49             10.332                 504
                                                                                               -------
                                                                                                   797
                                                                                               -------
INTERNATIONAL SUBACCOUNT
  Qualified...........................................       20              9.429                 186
  Nonqualified........................................       36              9.429                 343
                                                                                               -------
                                                                                                   529
                                                                                               -------
SMALL CAP GROWTH SUBACCOUNT
  Qualified...........................................       34             11.070                 378
  Nonqualified........................................       72             11.070                 795
                                                                                               -------
                                                                                                 1,173
                                                                                               -------
INVESTMENT GRADE BOND SUBACCOUNT
  Qualified...........................................       23             10.417                 240
  Nonqualified........................................       43             10.417                 443
                                                                                               -------
                                                                                                   683
                                                                                               -------
CONTRARIAN VALUE SUBACCOUNT
  Qualified...........................................       31             10.712                 334
  Nonqualified........................................       79             10.712                 841
                                                                                               -------
                                                                                                 1,175
                                                                                               -------
SMALL CAP VALUE SUBACCOUNT
  Qualified...........................................       50              8.431                 419
  Nonqualified........................................       75              8.431                 636
                                                                                               -------
                                                                                                 1,055
                                                                                               -------

                                                           NUMBER           UNIT           CONTRACT OWNERS'
                                                          OF UNITS          VALUE               EQUITY
                                                          --------         -------         ----------------
INVESTORS FUND SERIES (CONTINUED)
VALUE+GROWTH SUBACCOUNT
  Qualified...........................................       18             10.697                 190
  Nonqualified........................................       38             10.697                 408
                                                                                               -------
                                                                                                   598
                                                                                               -------
HORIZON 20+ SUBACCOUNT
  Qualified...........................................       28             10.228                 289
  Nonqualified........................................       18             10.228                 184
                                                                                               -------
                                                                                                   473
                                                                                               -------
HORIZON 10+ SUBACCOUNT
  Qualified...........................................       27             10.290                 275
  Nonqualified........................................       35             10.290                 362
                                                                                               -------
                                                                                                   637
                                                                                               -------
HORIZON 5 SUBACCOUNT
  Qualified...........................................        6             10.354                  59
  Nonqualified........................................       16             10.354                 168
                                                                                               -------
                                                                                                   227
                                                                                               -------
JANUS ASPEN SERIES
GROWTH SUBACCOUNT
  Qualified...........................................      112             11.943               1,332
  Nonqualified........................................      140             11.943               1,673
                                                                                               -------
                                                                                                 3,005
                                                                                               -------
       TOTAL DESTINATIONS CONTRACT OWNERS' EQUITY.....                                         $16,676
                                                                                               -------
                                                                                               -------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



The Board of Directors and Stockholder of


Kemper Investors Life Insurance Company:



In our opinion, the accompanying consolidated balance sheets as of December 31, 1998 and 1997 and the related consolidated statements of operations, comprehensive income, stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and subsidiaries (the "Company") at December 31, 1998 and 1997, and the results of their operations and their cash flows for the years then ended, in conformity with generally accepted accounting principles. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. The financial statements of the Company for the period from January 4, 1996 to December 31, 1996 were audited by other independent accountants whose report, dated March 21, 1997, expressed an unqualified opinion on those statements.



                           PricewaterhouseCoopers LLP


Chicago, Illinois


March 12, 1999

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



The Board of Directors and Stockholder


Kemper Investors Life Insurance Company:



We have audited the accompanying consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows of Kemper Investors Life Insurance Company and subsidiaries for the period from January 4, 1996 to December 31, 1996. In connection with our audit of the consolidated financial statements, we also have audited the financial statement schedules as of December 31, 1996 as listed in the accompanying index. These financial statement schedules are incorporated by reference to a previously filed Form 10-K. These consolidated financial statements and the financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audit.



We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the aforementioned consolidated financial statements present fairly, in all material respects, the results of operations and the cash flows of Kemper Investors Life Insurance Company and subsidiaries for the period from January 4, 1996 to December 31, 1996, in conformity with generally accepted accounting principles. Also, in our opinion, the aforementioned supplementary financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.



                                       KPMG LLP



Chicago, Illinois


March 21, 1997

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                          CONSOLIDATED BALANCE SHEETS


                       (in thousands, except share data)



                                                              DECEMBER 31   DECEMBER 31
                                                                 1998          1997
                                                              -----------   -----------
ASSETS
Fixed maturities, available for sale, at fair value
  (amortized cost: December 31, 1998,.......................
  $3,421,535; December 31, 1997, $3,644,075)................  $3,482,820    $ 3,668,643
Trading account securities at fair value (amortized cost:
  December 31, 1998, $99,095)...............................     101,781        --
Short-term investments......................................      58,334        236,057
Joint venture mortgage loans................................      65,806         72,663
Third-party mortgage loans..................................      76,520        102,974
Other real estate-related investments.......................      22,049         44,409
Policy loans................................................     271,540        282,439
Equity securities...........................................      66,854         24,839
Other invested assets.......................................      23,645         20,820
                                                              -----------   -----------
          Total investments.................................   4,169,349      4,452,844
Cash........................................................      13,486         23,868
Accrued investment income...................................     124,213        117,789
Goodwill....................................................     216,651        229,393
Value of business acquired..................................     118,850        138,482
Deferred insurance acquisition costs........................      91,543         59,459
Deferred income taxes.......................................      35,059         39,993
Reinsurance recoverable.....................................     344,837        382,609
Receivable on sales of securities...........................       3,500         20,076
Other assets and receivables................................      23,029          3,187
Assets held in separate accounts............................   7,099,204      5,121,950
                                                              -----------   -----------
          Total assets......................................  $12,239,721   $10,589,650
                                                              ===========   ===========
LIABILITIES
Future policy benefits......................................  $3,906,391    $ 4,239,480
Benefits and funds payable..................................     318,369        150,524
Other accounts payable and liabilities......................      61,898        212,133
Liabilities related to separate accounts....................   7,099,204      5,121,950
                                                              -----------   -----------
          Total liabilities.................................  11,385,862      9,724,087
                                                              -----------   -----------
Commitments and contingent liabilities
STOCKHOLDER'S EQUITY
Capital stock--$10 par value,
  authorized 300,000 shares; outstanding 250,000 shares.....       2,500          2,500
Additional paid-in capital..................................     804,347        806,538
Accumulated other comprehensive income......................      32,975         12,637
Retained earnings...........................................      14,037         43,888
                                                              -----------   -----------
          Total stockholder's equity........................     853,859        865,563
                                                              -----------   -----------
          Total liabilities and stockholder's equity........  $12,239,721   $10,589,650
                                                              ===========   ===========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                     CONSOLIDATED STATEMENTS OF OPERATIONS


                                 (in thousands)



                                                                    YEAR ENDED DECEMBER 31
                                                            --------------------------------------
                                                              1998         1997          1996
                                                            --------     --------   --------------
REVENUE
Net investment income.....................................  $273,512     $296,195      $299,688
Realized investment gains.................................    51,868       10,546        13,602
Premium income............................................    22,346       22,239         7,822
Separate account fees and charges.........................    61,982       85,413        25,309
Other income..............................................    10,031       11,087         9,786
                                                            --------     --------      --------
          Total revenue...................................   419,739      425,480       356,207
                                                            --------     --------      --------
BENEFITS AND EXPENSES
Interest credited to policyholders........................   176,906      199,782       223,094
Claims incurred and other policyholder benefits...........    28,029       28,372        14,255
Taxes, licenses and fees..................................    30,292       52,608         2,173
Commissions...............................................    39,046       32,602        25,962
Operating expenses........................................    44,575       36,837        24,678
Deferral of insurance acquisition costs...................   (46,565)     (38,177)      (27,820)
Amortization of insurance acquisition costs...............    12,082        3,204         2,316
Amortization of value of business acquired................    17,677       24,948        21,530
Amortization of goodwill..................................    12,744       15,295        10,195
                                                            --------     --------      --------
          Total benefits and expenses.....................   314,786      355,471       296,383
                                                            --------     --------      --------
Income before income tax expense..........................   104,953       70,009        59,824
Income tax expense........................................    39,804       31,292        25,403
                                                            --------     --------      --------
          Net income......................................  $ 65,149     $ 38,717      $ 34,421
                                                            ========     ========      ========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME


                                 (in thousands)



                                                                    YEAR ENDED DECEMBER 31
                                                               --------------------------------
                                                                 1998        1997        1996
                                                               --------    --------    --------
NET INCOME.................................................    $ 65,149    $ 38,717    $ 34,421
                                                               --------    --------    --------
OTHER COMPREHENSIVE INCOME (LOSS), BEFORE TAX:
  Unrealized holding gains (losses) on investments arising
     during period:
     Unrealized holdings gains (losses) on investments.....      25,372      60,802     (84,036)
     Adjustment to value of business acquired..............      (9,332)    (28,562)     16,735
     Adjustment to deferred insurance acquisition costs....      (2,862)     (2,680)      1,307
                                                               --------    --------    --------
          Total unrealized holding gains (losses) on
            investments arising during period..............      13,178      29,560     (65,994)
                                                               --------    --------    --------
  Less reclassification adjustments for items included in
     net income:
     Adjustment for (gains) losses included in realized
       investment gains....................................       6,794      (9,016)      3,963
     Adjustment for amortization of premium on fixed
       maturities included in net investment income........     (17,064)    (17,866)    (26,036)
     Adjustment for (gains) losses included in amortization
       of value of business acquired.......................      (7,378)     (2,353)     (4,212)
     Adjustment for (gains) losses included in amortization
       of insurance acquisition costs......................        (463)       (355)      --
                                                               --------    --------    --------
          Total reclassification adjustments for items
            included in net income.........................     (18,111)    (29,590)    (26,285)
                                                               --------    --------    --------
Other comprehensive income (loss), before related income
  tax expense (benefit)                                          31,289      59,150     (39,709)
Related income tax expense (benefit).......................      10,952        (985)      7,789
                                                               --------    --------    --------
          Other comprehensive income (loss), net of tax....      20,337      60,135     (47,498)
                                                               --------    --------    --------
          Comprehensive income (loss)......................    $ 85,486    $ 98,852    $(13,077)
                                                               ========    ========    ========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                 (in thousands)



                                                                        DECEMBER 31
                                                             ----------------------------------
                                                               1998         1997         1996
                                                             --------     --------     --------
CAPITAL STOCK, beginning and end of period.................  $  2,500     $  2,500     $  2,500
                                                             --------     --------     --------

ADDITIONAL PAID-IN CAPITAL, beginning of period............   806,538      761,538      743,104
Capital contributions from parent..........................     4,261       45,000       18,434
Adjustment to prior period capital contribution from
  parent...................................................    (6,452)          --           --
                                                             --------     --------     --------
          End of period....................................   804,347      806,538      761,538
                                                             --------     --------     --------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), beginning of
  period...................................................    12,637      (47,498)       --
Other comprehensive income (loss), net of tax..............    20,338       60,135      (47,498)
                                                             --------     --------     --------
          End of period....................................    32,975       12,637      (47,498)
                                                             --------     --------     --------

RETAINED EARNINGS, beginning of period.....................    43,888       34,421        --
Net income.................................................    65,149       38,717       34,421
Dividends to parent........................................   (95,000)     (29,250)       --
                                                             --------     --------     --------
          End of period....................................    14,037       43,888       34,421
                                                             --------     --------     --------

          Total stockholder's equity.......................  $853,859     $865,563     $750,961
                                                             ========     ========     ========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                 (in thousands)



                                                                YEAR ENDED DECEMBER 31
                                                       -----------------------------------------
                                                          1998           1997           1996
                                                       -----------     ---------     -----------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income.........................................  $    65,149     $  38,717     $    34,421
  Reconcilement of net income to net cash provided:
     Realized investment gains.......................      (51,868)      (10,546)        (13,602)
     Net change in trading account securities........       (6,727)       --             --
     Interest credited and other charges.............      173,958       198,206         230,298
     Deferred insurance acquisition costs............      (34,483)      (34,973)        (25,504)
     Amortization of value of business acquired......       17,677        24,948          21,530
     Amortization of goodwill........................       12,744        15,295          10,195
     Amortization of discount and premium on
       investments...................................       17,353        17,866          25,743
     Deferred income taxes...........................      (12,469)      (99,370)           (897)
     Net change in current federal income taxes......      (73,162)       97,386         108,806
     Benefits and premium taxes due related to
       separate account bank-owned life insurance....      123,884       180,546         --
     Other, net......................................      (41,477)       17,168         (22,283)
                                                       -----------     ---------     -----------
          Net cash provided from operating
            activities...............................      190,579       445,243         368,707
                                                       -----------     ---------     -----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Cash from investments sold or matured:
     Fixed maturities held to maturity...............      491,699       229,208         264,383
     Fixed maturities sold prior to maturity.........      882,596       633,872         891,995
     Equity securities...............................      107,598        --             --
     Mortgage loans, policy loans and other invested
       assets........................................      180,316       131,866         168,727
  Cost of investments purchased or loans originated:
     Fixed maturities................................   (1,319,119)     (606,028)     (1,369,091)
     Equity securities...............................      (83,303)       --             --
     Mortgage loans, policy loans and other invested
       assets........................................      (66,331)      (76,350)       (119,044)
  Short-term investments, net........................      177,723      (164,361)        300,819
  Net change in receivable and payable for securities
     transactions....................................         (677)       29,746         (31,667)
  Net change in other assets.........................      --                244             115
                                                       -----------     ---------     -----------
          Net cash provided by investing
            activities...............................      370,502       178,197         106,237
                                                       -----------     ---------     -----------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits........................................      180,124       145,687         141,159
     Withdrawals.....................................     (649,400)     (745,510)       (700,084)
  Capital contributions from parent..................        4,261        45,000          18,434
  Dividends to parent................................      (95,000)      (29,250)        --
  Other..............................................      (11,448)      (18,275)         42,512
                                                       -----------     ---------     -----------
          Net cash used in financing activities......     (571,463)     (602,348)       (497,979)
                                                       -----------     ---------     -----------
               Net increase (decrease) in cash.......      (10,382)       21,092         (23,035)
CASH, beginning of period............................       23,868         2,776          25,811
                                                       -----------     ---------     -----------
CASH, end of period..................................  $    13,486     $  23,868     $     2,776
                                                       ===========     =========     ===========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



BASIS OF PRESENTATION



Kemper Investors Life Insurance Company and subsidiaries (the "Company") issues fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"). Effective January 4, 1996, Zurich Insurance Company ("Zurich"), Insurance Partners, L.P. ("IP") and Insurance Partners Offshore (Bermuda), L.P. (together with IP, "Insurance Partners") owned 80 percent and 20 percent, respectively, of Kemper and therefore the Company. On February 27, 1998, Zurich acquired Insurance Partner's remaining 20 percent interest for cash. As a result of this transaction, Kemper and the Company became wholly-owned subsidiaries of Zurich.



Effective September 7, 1998, the businesses of Zurich merged with the financial services business of B.A.T. Industries forming Zurich Financial Services ("ZFS"). ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG, representing the financial interest of the former Zurich Group, is listed on the Swiss Market Index, replacing Zurich. Allied Zurich p.l.c., representing the financial interest of B.A.T. Industries, is included in the FTSE-100 Share Index in London.



The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 1997 and 1996 consolidated financial statements in order for them to conform to the 1998 presentation.



BASIS OF ACCOUNTING



The acquisition of the Company on January 4, 1996, was accounted for using the purchase method of accounting. The consolidated financial statements of the Company prior to January 4, 1996, were prepared on a historical cost basis in accordance with generally accepted accounting principles. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 1996, 1997 and 1998, have been prepared in conformity with generally accepted accounting principles.



ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.



GOODWILL



The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determines that goodwill is not recoverable, it would amortize such amounts as additional goodwill expense in the accompanying financial statements. As of December 31, 1998, the Company believes that no such adjustment is necessary.



The Company began to amortize goodwill during 1996 on a straight-line basis over twenty-five years. In December of 1997, the Company changed its amortization period to twenty years in order to conform to Zurich's accounting practices and policies. As a result of the change in amortization periods, the Company recorded an increase in goodwill amortization expense of $5.1 million during 1997.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



VALUE OF BUSINESS ACQUIRED



The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.



The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2003 are as follows:



                                                                                           PROJECTED
                (IN THOUSANDS)                   BEGINNING                  ACCRETION OF    ENDING
            YEAR ENDED DECEMBER 31                BALANCE    AMORTIZATION     INTEREST      BALANCE
----------------------------------------------   ---------   ------------   ------------   ---------
1996 (actual).................................   $190,222      $(31,427)       $9,897      $168,692
1997 (actual).................................    168,692       (34,906)        9,958       143,744
1998 (actual).................................    143,744       (26,807)        9,129       126,066
1999..........................................    126,066       (24,926)        7,741       108,881
2000..........................................    108,881       (22,649)        6,619        92,851
2001..........................................     92,851       (20,736)        5,577        77,692
2002..........................................     77,692       (17,096)        4,695        65,291
2003..........................................     65,291       (15,504)        3,948        53,735



The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. As of December 31, 1998 and 1997, this adjustment decreased the value of business acquired by $7.2 million and $5.3 million, respectively, and accumulated other comprehensive income by approximately $4.7 million and $3.4 million, respectively.



LIFE INSURANCE REVENUE AND EXPENSES



Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.



Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.



DEFERRED INSURANCE ACQUISITION COSTS



The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio, through a credit or charge to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE POLICY BENEFITS



Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. Current interest rates credited during the contract accumulation period range from 3.0 percent to 7.5 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.



Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Estimated future investment yields are a level 6.8 percent.



GUARANTY FUND ASSESSMENTS



The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 1998 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.



INVESTED ASSETS AND RELATED INCOME



Investments in fixed maturities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.



The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.



Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include: (1) notes receivable from real estate ventures; (2) investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures, and
(3) real estate owned at December 31, 1997, carried at fair value. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.



Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.



Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income. Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefitted.



SEPARATE ACCOUNT BUSINESS



The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate accounts are carried at fair value.



INCOME TAX



For the period January 1 through January 4, 1996, the Company's federal income tax return was consolidated with Kemper and Kemper's other wholly-owned life insurance subsidiary, Federal Kemper Life Assurance Company ("FKLA"). The Boards of Directors of Kemper, KILICO and FKLA, adopted a written plan that provided that federal income taxes would be paid to or recovered from Kemper on the basis of each company's taxable income or loss as shown on its respective federal income tax return. In the event of a federal income tax credit which is greater than the amount recoverable from the other life insurance company or from the Internal Revenue Service, the funds available would be apportioned among the life companies entitled to a recovery on the basis of the relationship of each company's tax credit to the total of all of the life insurance companies in a deficit position. For the period January 5 through December 31, 1996, and subsequent years, the Company has filed a separate federal income tax return.



Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.



(2) CASH FLOW INFORMATION



The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $126.0 million, $29.0 million and $28.1 million directly to the United States Treasury Department during 1998, 1997 and 1996 respectively.



(3) INVESTED ASSETS AND RELATED INCOME



The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturities are considered available for sale. The carrying value of fixed maturities compared with amortized cost, adjusted for other-than-temporary declines in value, were as follows:



                                                                                ESTIMATED UNREALIZED
                                                       CARRYING    AMORTIZED    --------------------
                                                        VALUE         COST       GAINS      LOSSES
                   (in thousands)                      --------    ---------     -----      ------
DECEMBER 31, 1998
U.S. treasury securities and obligations of U.S.
  government agencies and authorities...............  $    7,951   $    7,879   $    81    $     (9)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed.................      27,039       26,768       362         (91)
Debt securities issued by foreign governments.......      69,357       67,239     2,266        (148)
Corporate securities................................   1,908,850    1,866,372    46,664      (4,186)
Mortgage and asset-backed securities................   1,469,623    1,453,277    19,063      (2,717)
                                                      ----------   ----------   -------    --------
       Total fixed maturities.......................  $3,482,820   $3,421,535   $68,436    $ (7,151)
                                                      ==========   ==========   =======    ========
DECEMBER 31, 1997
U.S. treasury securities and obligations of U.S.
  government agencies and authorities...............  $    6,258   $    6,298   $     4    $    (44)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed.................      29,330       29,308       160        (138)
Debt securities issued by foreign governments.......      92,563       92,722       188        (347)
Corporate securities................................   1,861,655    1,846,588    24,733      (9,666)
Mortgage and asset-backed securities................   1,678,837    1,669,159    10,035        (357)
                                                      ----------   ----------   -------    --------
       Total fixed maturities.......................  $3,668,643   $3,644,075   $35,120    $(10,552)
                                                      ==========   ==========   =======    ========



The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 1998, are shown below. Actual maturities will differ from contractual maturities because borrowers may have

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)

the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.



                                                                 CARRYING     AMORTIZED
                                                                  VALUE          COST
                       (in thousands)                            --------     ---------
One year or less............................................    $   44,816    $   44,745
Over one year through five years............................       814,646       802,147
Over five years through ten years...........................       891,767       866,613
Over ten years..............................................       261,968       254,753
Securities not due at a single maturity date, primarily
  mortgage and asset-backed securities(1)...................     1,469,623     1,453,277
                                                                ----------    ----------
       Total fixed maturities...............................    $3,482,820    $3,421,535
                                                                ==========    ==========



---------------


(1) Weighted average maturity of 4.0 years.



Proceeds from sales of investments in fixed maturities prior to maturity were $882.6 million, $633.9 million and $892.0 million during 1998, 1997 and 1996, respectively. Gross gains of $10.1 million, $3.1 million and $9.9 million and gross losses of $8.0 million, $13.7 million and $16.2 million were realized on sales and write-downs of fixed maturities in 1998, 1997 and 1996, respectively.



At December 31, 1998, the Company had 12 separate asset-backed securities included in fixed maturity investments from trusts formed to collateralize assets underwritten by Green Tree Financial Corporation, which in aggregate amounted to $97.7 million. No other individual investments exceeded ten percent of stockholder's equity at December 31, 1998.



At December 31, 1998, securities carried at approximately $6.4 million were on deposit with governmental agencies as required by law.



Upon default or indication of potential default by an issuer of fixed maturity securities, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.



The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.



The Company's $164.4 million real estate portfolio at December 31, 1998 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 1998 and 1997, total impaired real estate-related loans were as follows:



                                                                DECEMBER 31     DECEMBER 31
                                                                    1998            1997
                       (in millions)                            -----------     -----------
Impaired loans without reserves--gross......................       $83.9           $39.3
Impaired loans with reserves--gross.........................        21.5             2.2
                                                                   -----           -----
       Total gross impaired loans...........................       105.4            41.5
Reserves related to impaired loans..........................       (18.5)           (2.1)
                                                                   -----           -----
       Net impaired loans...................................       $86.9           $39.4
                                                                   =====           =====

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Impaired loans without reserves include loans in which the deficit in equity investments in real estate-related investments is considered in determining reserves and write-downs. The Company had an average balance of $54.6 million and $45.2 million in impaired loans for 1998 and 1997, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.



At December 31, 1998 and 1997, loans on nonaccrual status, before reserves and write-downs, amounted to $37.4 million and $47.4 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.



The sources of net investment income were as follows:



                                                                 1998           1997           1996
                      (in thousands)                           --------       --------       --------
Interest and dividends on fixed maturities.................    $232,707       $250,170       $250,683
Dividends on equity securities.............................       2,143          2,123            646
Income from short-term investments.........................       5,391          4,128          9,130
Income from mortgage loans.................................      14,964         16,283         20,257
Income from policy loans...................................      21,096         20,549         20,700
Income from other real estate-related investments..........         352          6,631          4,917
Income from other loans and investments....................       2,223          2,045          2,480
                                                               --------       --------       --------
       Total investment income.............................     278,876        301,929        308,813
Investment expense.........................................      (5,364)        (5,734)        (9,125)
                                                               --------       --------       --------
       Net investment income...............................    $273,512       $296,195       $299,688
                                                               ========       ========       ========



Net realized investment gains (losses) for the years ended December 31, 1998, 1997 and 1996, were as follows:



                                                                       REALIZED GAINS (LOSSES)
                                                                -------------------------------------
                                                                  1998           1997          1996
                       (in thousands)                           --------       --------       -------
Real estate-related.........................................    $ 41,362       $ 19,758       $17,462
Fixed maturities............................................       2,158        (10,656)       (6,344)
Trading account securities--gross gains on transfer.........       3,254          --            --
Trading account securities--gross losses on transfer........        (417)         --            --
Trading account securities--holding losses..................        (151)         --            --
Equity securities...........................................       5,496            914         --
Other.......................................................         166            530         2,484
                                                                --------       --------       -------
  Realized investment gains before income tax expense.......      51,868         10,546        13,602
Income tax expense..........................................     (18,154)        (3,691)       (4,761)
                                                                --------       --------       -------
  Net realized investment gains.............................    $ 33,714       $  6,855       $ 8,841
                                                                ========       ========       =======

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)

Unrealized gains (losses) are computed below as follows: fixed maturities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 1998, 1997 and 1996 were as follows:



                                                            CHANGE IN UNREALIZED GAINS (LOSSES)
                                                         -----------------------------------------
                                                         DECEMBER 31    DECEMBER 31    DECEMBER 31
                                                             1998           1997          1996
                    (in thousands)                       ------------   ------------   -----------
Fixed maturities.......................................    $ 36,717       $ 87,787      $(63,219)
Equity and other securities............................      (1,074)          (103)        1,256
Adjustment to deferred insurance acquisition costs.....      (2,399)        (2,325)        1,307
Adjustment to value of business acquired...............      (1,954)       (26,209)       20,947
                                                           --------       --------      --------
  Unrealized gain (loss) before income tax expense
     (benefit).........................................      31,290         59,150       (39,709)
Income tax expense (benefit)...........................      10,952           (985)        7,789
                                                           --------       --------      --------
       Net unrealized gain (loss) on investments.......    $ 20,338       $ 60,135      $(47,498)
                                                           ========       ========      ========



(4) UNCONSOLIDATED INVESTEES



At December 31, 1998 and 1997 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.



As of December 31, 1998 and 1997, the Company's net equity investment in unconsolidated investees amounted to $1.2 million and $19.3 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $241 thousand, $835 thousand and $223 thousand in 1998, 1997 and 1996, respectively.



(5) CONCENTRATION OF CREDIT RISK



The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.



Approximately 28.0 percent of the Company's investment-grade fixed maturities at December 31, 1998 were mortgage-backed securities, down from 35.1 percent at December 31, 1997, due to sales and paydowns during 1998. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally AAA credit quality.



Approximately 15.4 percent and 10.8 percent of the Company's investment-grade fixed maturities at December 31, 1998 and 1997, respectively, consisted of corporate asset-backed securities. The majority of the Company's investments in asset-backed securities were backed by home equity loans (21.9%), auto loans (8.2%), manufactured housing loans (14.8%), equipment loans (5.2%), and commercial mortgage backed securities (22.1%).



The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 1998 was as follows: California

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(31.5%), Hawaii (16.2%), Washington (9.9%) and Colorado (9.4%). The property type distribution of a majority of the real estate portfolio as of December 31, 1998 was as follows: hotels (39.9%), land (30.9%) and residential (15.5%).



Undeveloped land represented approximately 30.9 percent of the Company's real estate portfolio at December 31, 1998. To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's and the Company's plans with respect to such projects may not change substantially.



Approximately half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.



At December 31, 1998, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $64.5 million, or
39.3 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties and two office buildings. At December 31, 1998, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding.



At December 31, 1998, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company ("Lumbermens"), a former affiliate, constituted approximately $51.6 million, or
31.4 percent, of the Company's real estate portfolio. Kemper's interest is 75 percent at December 31, 1998. At December 31, 1998, MLP-related commitments accounted for approximately $6.1 million of the Company's off-balance-sheet legal commitments.



The remaining significant real estate-related investments amounted to $27.3 million at December 31, 1998 and consisted of various zoned and unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, the Company has placed these real estate-related investments on nonaccrual status as of December 31, 1996. The Company is currently pursuing the zoning of all remaining unzoned properties, as well as pursuing steps to sell all remaining zoned properties. However, due to the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, the Company anticipates that it could be several additional years until the Company completely disposes of all of its investments in Hawaii.



At December 31, 1998, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 1998.



(6) INCOME TAXES



Income tax expense (benefit) was as follows for the years ended December 31, 1998, 1997 and 1996:



                                                            1998          1997          1996
                     (in thousands)                       --------      --------      --------
Current.................................................  $ 52,274      $130,662      $ 26,300
Deferred................................................   (12,470)      (99,370)         (897)
                                                          --------      --------      --------
          Total.........................................  $ 39,804      $ 31,292      $ 25,403
                                                          ========      ========      ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(6) INCOME TAXES (CONTINUED)

Additionally, the deferred income tax expense (benefit) related to items included in other comprehensive income was as follows for the years ended December 31, 1998, 1997 and 1996:



                                                               1998         1997         1996
                       (in thousands)                         -------      -------      ------
Unrealized gains and losses on investments..................  $12,475      $ 9,002      $   --
Value of business acquired..................................     (684)      (9,173)      7,331
Deferred insurance acquisition costs........................     (840)        (814)        457
                                                              -------      -------      ------
          Total.............................................  $10,952      $  (985)     $7,789
                                                              =======      =======      ======



The actual income tax expense for 1998, 1997 and 1996 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 1998, 1997, and 1996 to income before income tax expense.



                                                               1998         1997         1996
                       (in thousands)                         -------      -------      -------
Computed expected tax expense...............................  $36,734      $24,503      $20,938
Difference between "expected" and actual tax expense:
  State taxes...............................................     (434)       1,801          913
  Amortization of goodwill..................................    4,460        5,353        3,568
  Dividend received deduction...............................     (540)       --           --
  Foreign tax credit........................................     (250)        (278)       --
  Other, net................................................     (166)         (87)         (16)
                                                              -------      -------      -------
          Total actual tax expense..........................  $39,804      $31,292      $25,403
                                                              =======      =======      =======



Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company only records deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance recorded for the portion that is not likely to be realized. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.



The Company has established a valuation allowance to reduce the deferred federal tax asset related to real estate and other investments to the amount that, based upon available evidence, is, in management's judgment, more likely than not, to be realized. Any reversals of the valuation allowance are contingent upon the recognition of future capital gains in the Company's federal income tax return or a change in circumstances which causes the recognition of the benefits to become more likely than not. The change in the valuation allowance is related solely to the change in the net deferred federal tax asset or liability from unrealized gains or losses on investments.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:



                                                      DECEMBER 31    DECEMBER 31     DECEMBER 31
                                                         1998            1997            1996
                   (in thousands)                     -----------    ------------    ------------
Deferred federal tax assets:
  Deferred insurance acquisition costs..............   $ 86,332        $ 75,522        $  4,520
  Unrealized losses on investments..................     --              --              16,624
  Life policy reserves..............................     27,240          43,337          46,452
  Unearned revenue..................................     42,598          37,243          --
  Real estate-related...............................     13,944          13,400          20,642
  Other investment-related..........................      5,770           3,298           5,409
  Other.............................................      4,923           4,371           3,639
                                                       --------        --------        --------
     Total deferred federal tax assets..............    180,807         177,171          97,286
  Valuation allowance...............................    (15,201)        (15,201)        (31,825)
                                                       --------        --------        --------
     Total deferred federal tax assets after
       valuation allowance..........................    165,606         161,970          65,461
                                                       --------        --------        --------
Deferred federal tax liabilities:
  Value of business acquired........................     41,598          48,469          66,373
  Deferred insurance acquisition costs..............     32,040          20,811           9,384
  Depreciation and amortization.....................     19,111          20,201          15,473
  Other investment-related..........................     14,337          18,774          28,855
  Unrealized gains on investments...................     21,477           9,002          --
  Other.............................................      1,984           4,720           5,738
                                                       --------        --------        --------
     Total deferred federal tax liabilities.........    130,547         121,977         125,823
                                                       --------        --------        --------
Net deferred federal tax assets (liabilities).......   $ 35,059        $ 39,993        $(60,362)
                                                       ========        ========        ========



The net deferred tax assets relate primarily to unearned revenue and the tax on deferred insurance acquisition costs ("DAC Tax") associated with $1.5 billion and $2.7 billion of new and renewal sales in 1998 and 1997, respectively from a non-registered individual and group variable bank-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.



The tax returns through the year 1993 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1994 through 1996 are currently under examination by the IRS.



(7) RELATED-PARTY TRANSACTIONS



The Company received capital contributions from Kemper of $4.3 million, $45.0 million and $18.4 million during 1998, 1997 and 1996, respectively. The Company paid cash dividends of $95.0 million and $29.3 million to Kemper during 1998 and 1997, respectively. The Company did not pay any cash dividends to Kemper during 1996.



The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 1998 and 1997, joint venture mortgage loans totaled $65.8 million and $72.7 million, respectively, and during 1998, 1997 and 1996, the Company earned interest income on these joint venture loans of $6.8 million, $7.5 million and $9.5 million, respectively.



All of the Company's personnel are employees of Federal Kemper Life Assurance Company ("FKLA"), an affiliated company. The Company is allocated expenses for the utilization of FKLA employees and facilities, the

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(7) RELATED-PARTY TRANSACTIONS (CONTINUED)

investment management services of Scudder Kemper Investments, Inc. ("SKI") an affiliated company, and the information systems of Kemper Service Company ("KSvC"), an SKI subsidiary, based on the Company's share of administrative, legal, marketing, investment management, information systems and operation and support services. During 1998, 1997 and 1996, expenses allocated to the Company from SKI and KSvC amounted to $43 thousand, $114 thousand and $1.7 million, respectively. The Company also paid to SKI investment management fees of $3.1 million, $3.5 million and $3.6 million during 1998, 1997 and 1996, respectively. In addition, expenses allocated to the Company from FKLA during 1998, 1997 and 1996 amounted to $35.5 million, $30.0 million and $10.5 million, respectively. The Company also paid to Kemper real estate subsidiaries $1.5 million, $2.2 million and $1.8 million in 1998, 1997 and 1996, respectively, related to the management of the Company's real estate portfolio.



(8) REINSURANCE



In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of fixed-rate annuities and to individual death claims. The Company generally cedes 100 percent of the related annuity liabilities under the terms of the reinsurance agreements. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.



As of December 31, 1998 and 1997, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to an affiliate amounted to $344.8 million and $382.6 million, respectively.



In December 1996, the Company assumed on a yearly renewable term basis approximately $14.4 billion (face amount) of term life insurance from FKLA. As a result of this transaction, the Company recorded premiums and reserves of approximately $7.3 million. The difference between the cash transferred, which represents the statutory reserves of the business assumed, and the reserves recorded under generally accepted accounting principles ("GAAP"), of approximately $18.4 million, was deemed to be a capital contribution from Kemper and was recorded as additional paid-in-capital during 1996. As of the date of this transaction, no deferred tax impact was recorded on the difference between the statutory and GAAP reserves. This deferred tax impact of $6.5 million was recorded in 1998 as a reduction to the original capital contribution. Premiums assumed during 1998 under the terms of the treaty amounted to $21.6 million and the face amount which remained outstanding at December 31, 1998 amounted to $11.7 billion.



Effective January 1, 1997, the Company ceded 90 percent of all new term life insurance premiums to outside reinsurers. Term life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $293 thousand and $139 thousand as of December 31, 1998 and 1997, respectively.



During December 1997, the Company entered into a funds withheld reinsurance agreement with a Zurich affiliated company, ZC Life Reinsurance Limited ("ZC Life"), formerly EPICENTRE Reinsurance (Bermuda) Limited. Under the terms of this agreement, the Company ceded, on a yearly renewable term basis, ninety percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to the new BOLI product developed in 1997, which is held in the Company's separate accounts. During 1997, the Company issued $59.3 billion (face amount) of new BOLI business and ceded $51.1 billion (face amount) to ZC Life under the terms of the treaty. During 1997, the Company also ceded $24.3 million of separate account fees (cost of insurance charges) to ZC Life. The Company has also withheld approximately $23.4 million of such funds due to ZC Life under the terms of the reinsurance agreement as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 1997.



During 1998, the Company modified the reinsurance agreement to increase the reinsurance from ninety percent to one hundred percent. During 1998, the Company issued $6.9 billion (face amount) of new BOLI business and ceded $11.1 billion (face amount) to ZC Life under the terms of the modified treaty. During 1998, the Company also ceded $175.5 million of separate account fees (cost of insurance charges) to ZC Life. The

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Company has also withheld approximately $170.9 million of such funds due to ZC Life under the terms of the reinsurance agreement as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 1998.



KILICO has a large and growing funds withheld account ("FWA") supporting reserve credits on reinsurance ceded on the BOLI product. Amendments to the reinsurance contracts during 1998 changed the methodology used to determine increases to the FWA. A substantial portion of the FWA is now marked-to-market based upon the Total Return of the Governmental Bond Division of the KILICO Variable Series I Separate Account. During 1998, the Company recorded a $2.5 million increase to the FWA related to this mark-to-market. To properly match revenue and expenses, the Company has placed assets supporting the FWA in a segmented portion of its General Account. This portfolio is classified as "trading" under Statement of Financial Accounting Standards No. 115 ("FAS 115"). FAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing through the income statement as realized capital gains and losses. During 1998, the Company recorded a realized capital gain of $2.8 million upon transfer of these assets from "available for sale" to the trading portfolio as required by FAS 115. In addition, the Company recorded realized capital losses of $151 thousand related to the changes in fair value of this portfolio during 1998. The fair value of this portfolio was $101.8 million at December 31, 1998, and the amortized cost was $99.1 million. The Company periodically purchases assets into this segmented portfolio to support changes in the FWA.



(9) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS



FKLA sponsors a welfare plan that provides medical and life insurance benefits to its retired and active employees and the Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $10,000 per participant.



The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $2.0 million and $1.9 million at December 31, 1998 and 1997, respectively.



The discount rate used in determining the allocated postretirement benefit obligation was 7.0 percent and 7.25 percent for 1998 and 1997, respectively. The assumed health care trend rate used was based on projected experience for 1998,
8.0 percent for 1999, gradually declining to 6.4 percent by the year 2003 and gradually declining thereafter.



A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 1998 and 1997 by $312 thousand and $242 thousand, respectively.



(10) COMMITMENTS AND CONTINGENT LIABILITIES



The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.



Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under Federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(10) COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.



(11) FINANCIAL INSTRUMENTS--OFF-BALANCE-SHEET RISK



At December 31, 1998, the Company had future legal loan commitments and stand-by financing agreements totaling $64.4 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.



(12) FAIR VALUE OF FINANCIAL INSTRUMENTS



Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.



Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.



The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:



FIXED MATURITIES AND EQUITY SECURITIES: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, SKI.



CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.



MORTGAGE LOANS AND OTHER REAL ESTATE-RELATED INVESTMENTS: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market.



OTHER LOANS AND INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values. The fair values of policy loans were estimated by discounting the expected future cash flows using an interest rate charged on policy loans for similar policies currently being issued.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



LIFE POLICY BENEFITS: Fair values of the life policy benefits regarding investment contracts (primarily deferred annuities) and universal life contracts were estimated by discounting gross benefit payments, net of contractual premiums, using the average crediting rate currently being offered in the marketplace for similar contracts with maturities consistent with those remaining for the contracts being valued. The Company had projected its future average crediting rate in 1998 and 1997 to be 4.75 percent and 5.25 percent, respectively, while the assumed average market crediting rate was 5.0 percent and 6.0 percent in 1998 and 1997, respectively.



The carrying values and estimated fair values of the Company's financial instruments at December 31, 1998 and 1997 were as follows:



                                                     DECEMBER 31, 1998             DECEMBER 31, 1997
                                                  ------------------------      ------------------------
                                                   CARRYING        FAIR          CARRYING        FAIR
                                                    VALUE         VALUE           VALUE         VALUE
                (in thousands)                    ----------    ----------      ----------    ----------
Financial instruments recorded as assets:
  Fixed maturities............................    $3,482,820    $3,482,820      $3,668,643    $3,668,643
  Trading account securities..................       101,781       101,781          --            --
  Cash and short-term investments.............        71,820        71,820         259,925       259,925
  Mortgage loans and other real estate-related
     assets...................................       164,375       164,375         220,046       220,046
  Policy loans................................       271,540       271,540         282,439       282,439
  Equity securities...........................        66,854        66,854          24,839        24,839
  Other invested assets.......................        23,645        27,620          20,820        24,404
Financial instruments recorded as liabilities:
  Life policy benefits, excluding term life
     reserves.................................     3,551,050     3,657,510       3,846,023     4,050,852
  Funds withheld account......................       170,920       170,920          23,420        23,420



(13) STOCKHOLDER'S EQUITY--RETAINED EARNINGS



The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends which can be paid by the Company without prior approval in 1999 is $64.9 million. The Company paid cash dividends of $95.0 million and $29.3 million to Kemper during 1998 and 1997, respectively. The Company paid no cash dividends in 1996.



The Company's net income and capital and surplus as determined in accordance with statutory accounting principles were as follows:



                                                                  1998          1997          1996
                       (in thousands)                           --------      --------      --------
Net income..................................................    $ 64,871      $ 58,372      $ 37,287
                                                                ========      ========      ========
Statutory capital and surplus...............................    $455,213      $476,924      $411,837
                                                                ========      ========      ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(14) UNAUDITED INTERIM FINANCIAL INFORMATION



The following table sets forth the Company's unaudited quarterly financial information:



(in thousands)



                   QUARTER ENDED                      MARCH 31   JUNE 30   SEPTEMBER 30   DECEMBER 31
                   -------------                      --------   -------   ------------   -----------
1998 OPERATING SUMMARY
  Net investment income.............................  $70,551    $68,467     $ 66,892      $ 67,602
  Realized investment gains.........................    1,854     15,673        8,951        25,390
  Premium income....................................    5,203      5,941        5,278         5,924
  Separate account fees and other income............   20,418     19,922       17,631        14,042
                                                      -------    -------     --------      --------
          Total revenue.............................   98,026    110,003       98,752       112,958
                                                      -------    -------     --------      --------
  Interest credited and benefits to policyholders...   57,930     57,939       54,251        34,815
  Commissions, taxes, licenses and fees.............   13,885     13,922       12,282        29,251
  Operating expenses................................   10,094     12,157       10,528        11,794
  Net deferral of insurance acquisition costs.......   (7,973)   (11,983)      (9,669)       (4,858)
  Amortization of value of business acquired........    4,427      7,121        6,359          (230)
  Amortization of goodwill..........................    3,186      3,186        3,186         3,186
                                                      -------    -------     --------      --------
          Total benefits and expenses...............   81,549     82,342       76,937        73,958
                                                      -------    -------     --------      --------
  Income before income tax expense..................   16,477     27,661       21,815        39,000
  Income tax expense................................    7,247     11,774        8,828        11,955
                                                      -------    -------     --------      --------
          Net income................................  $ 9,230    $15,887     $ 12,987      $ 27,045
                                                      =======    =======     ========      ========
1997 OPERATING SUMMARY
  Net investment income.............................  $74,249    $74,050     $ 72,950      $ 74,946
  Realized investment gains (losses)................      889      8,161       (3,032)        4,528
  Premium income....................................    5,008      4,121        3,938         9,172
  Separate account fees and other income............    8,909     12,961       12,215        62,415(1)
                                                      -------    -------     --------      --------
          Total revenue.............................   89,055     99,293       86,071       151,061
                                                      -------    -------     --------      --------
  Interest credited and benefits to policyholders...   57,859     56,643       57,965        55,687
  Commissions, taxes, licenses and fees.............    8,023      9,475        8,389        59,323(1)
  Operating expenses................................    7,175      8,780       10,014        10,868
  Net deferral of insurance acquisition costs.......   (7,216)    (6,877)      (7,471)      (13,409)
  Amortization of value of business acquired........    4,821      6,991        6,743         6,393
  Amortization of goodwill..........................    2,547      2,552        2,549         7,647(2)
                                                      -------    -------     --------      --------
          Total benefits and expenses...............   73,209     77,564       78,189       126,509
                                                      -------    -------     --------      --------
  Income before income tax expense..................   15,846     21,729        7,882        24,552
  Income tax expense................................    5,678      8,723        3,778        13,113
                                                      -------    -------     --------      --------
          Net income................................  $10,168    $13,006     $  4,104      $ 11,439
                                                      =======    =======     ========      ========



---------------



Notes:



(1) Reflects premium tax expense loads received and premium taxes incurred of $49.1 million related to new BOLI sales of $2.6 billion in the fourth quarter of 1997.



(2) Reflects the effect of the change in amortization of goodwill from 25 to 20 years.



(15) OPERATING SEGMENTS AND RELATED INFORMATION



In June 1997, the FASB issued SFAS No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION. SFAS No. 131 establishes standards for how to report information about operating segments. It also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 as of December 31, 1998 and the impact of implementation

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



did not affect the Company's consolidated financial position, results of operations or cash flows. In the initial year of adoption, SFAS No. 131 requires comparative information for earlier years to be restated, unless impracticable to do so.



In connection with the acquisition by Zurich, the Company, FKLA, ZLICA, and Fidelity Life Association ("FLA"), a Mutual Legal Reserve Company, owned by its policyholders, began to operate under the trade name Zurich Kemper Life. For purposes of this operating segment disclosure, Zurich Kemper Life will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.



Zurich Kemper Life is segregated by Strategic Business Unit ("SBU"). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of Zurich Kemper Life, because it is at the SBU level that Zurich Kemper Life can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of Zurich Kemper Life's SBU's to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of generally accepted accounting principles. Zurich Kemper Life's SBU's were formed in 1996, subsequent to the acquisition by Zurich, however, financial information was not produced by SBU until 1997. Therefore, Zurich Kemper Life has not provided segment information for 1996, as it would be impracticable to do so.



Zurich Kemper Life is segregated into the Agency, Financial, Group Retirement and Direct SBU's. The SBU's are not managed at the legal entity level, but rather at the Zurich Kemper Life level. Zurich Kemper Life's SBU's cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and Group Retirement SBU's.



Each SBU's revenue is derived from geographically dispersed areas as Zurich Kemper Life is licensed in the District of Columbia and all states except New York. During 1998 and 1997, Zurich Kemper Life did not derive net revenue from one customer that exceeded 10 percent of the total revenue of Zurich Kemper Life.



The principal products and markets of Zurich Kemper Life's SBU's are as follows:



AGENCY: The Agency SBU develops low cost term and universal life insurance, as well as fixed annuities, to market through independent agencies and national marketing organizations.



FINANCIAL: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and bank-owned life insurance. These products are distributed to consumers through financial intermediaries such as banks, brokerage firms and independent financial planners.



GROUP RETIREMENT: The Group Retirement SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.



DIRECT: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Summarized financial information for ZKL's SBU's are as follows:



As of and for the period ending December 31, 1998:


(in thousands)



                                                                   GROUP
                                         AGENCY     FINANCIAL    RETIREMENT    DIRECT       TOTAL
          INCOME STATEMENT             ----------   ----------   ----------   --------   -----------
REVENUE
  Premium income.....................  $  160,067   $       56   $       --   $  5,583   $   165,706
  Net investment income..............     141,171      180,721      100,695        271       422,858
  Realized investment gains..........      20,335       33,691       15,659         30        69,715
  Fees and other income..............      80,831       40,421       31,074     23,581       175,907
                                       ----------   ----------   ----------   --------   -----------
       Total revenue.................     402,404      254,889      147,428     29,465       834,186
                                       ----------   ----------   ----------   --------   -----------
BENEFITS AND EXPENSES
  Policyholder benefits..............     243,793      117,742       73,844      2,110       437,489
  Intangible asset amortization......      58,390       15,669       15,703         --        89,762
  Net deferral of insurance
     acquisition costs...............     (55,569)      (9,444)     (22,964)   (22,765)     (110,742)
  Commissions and taxes, licenses and
     fees............................      29,539       43,919       22,227     11,707       107,392
  Operating expenses.................      61,659       24,924       20,279     35,593       142,455
                                       ----------   ----------   ----------   --------   -----------
       Total benefits and expenses...     337,812      192,810      109,089     26,645       666,356
                                       ----------   ----------   ----------   --------   -----------
Income before income tax expense.....      64,592       62,079       38,339      2,820       167,830
Income tax expense...................      26,774       24,340       14,794      1,001        66,909
                                       ----------   ----------   ----------   --------   -----------
       Net income....................  $   37,818   $   37,739   $   23,545   $  1,819   $   100,921
                                       ==========   ==========   ==========   ========   ===========
BALANCE SHEET
  Total assets.......................  $3,194,530   $8,232,927   $4,172,828   $ 46,254   $15,646,539
                                       ==========   ==========   ==========   ========   ===========



                                                                            NET
                                                              REVENUE      INCOME      ASSETS
                                                            -----------   --------   -----------
Total revenue, net income and assets, respectively, from
above:...................................................   $   834,186   $100,921   $15,646,539
                                                            -----------   --------   -----------
Less:
  Revenue, net income and assets of FKLA.................       336,841     35,953     2,986,381
  Revenue, net loss and assets of ZLICA..................        54,058     (1,066)      416,115
  Revenue, net income and assets Zurich Direct...........        23,548        885         4,322
                                                            -----------   --------   -----------
  Totals per the Company's consolidated financial
     statements..........................................   $   419,739   $ 65,149   $12,239,721
                                                            ===========   ========   ===========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



As of and for the period ending December 31, 1997:


(in thousands)



                                                               GROUP
                                     AGENCY     FINANCIAL    RETIREMENT    DIRECT       TOTAL
        INCOME STATEMENT           ----------   ----------   ----------   --------   -----------
REVENUE
  Premium income.................  $  167,439   $       --   $       --   $  4,249   $   171,688
  Net investment income..........     155,885      212,767       91,664        455       460,771
  Realized investment gains......       2,503        7,744        2,692         50        12,989
  Fees and other income..........      78,668       73,823       23,663      8,007       184,161
                                   ----------   ----------   ----------   --------   -----------
       Total revenue.............     404,495      294,334      118,019     12,761       829,609
                                   ----------   ----------   ----------   --------   -----------
BENEFITS AND EXPENSES
  Policyholder benefits..........     247,878      153,327       60,061      2,234       463,500
  Intangible asset
     amortization................      58,534       25,593       15,589         --        99,716
  Net deferral of insurance
     acquisition costs...........     (50,328)     (18,222)     (13,033)    (5,242)      (86,825)
  Commissions and taxes, licenses
     and fees....................      39,477       66,552       16,668      3,518       126,215
  Operating expenses.............      55,859       20,282       14,320     19,472       109,933
                                   ----------   ----------   ----------   --------   -----------
       Total benefits and
          expenses...............     361,420      247,532       93,605     19,982       712,539
                                   ----------   ----------   ----------   --------   -----------
Income (loss) before income tax
  expense (benefit)..............      53,075       46,802       24,414     (7,221)      117,070
Income tax expense (benefit).....      25,554       21,144       10,545     (2,528)       54,715
                                   ----------   ----------   ----------   --------   -----------
       Net income (loss).........  $   27,521   $   25,658   $   13,869   $ (4,693)  $    62,355
                                   ==========   ==========   ==========   ========   ===========
BALANCE SHEET
  Total assets...................  $2,877,854   $7,416,791   $3,759,173   $ 41,669   $14,095,487
                                   ==========   ==========   ==========   ========   ===========



                                                                            NET
                                                              REVENUE      INCOME      ASSETS
                                                            -----------   --------   -----------
Total revenue, net income and assets, respectively, from
above:...................................................   $   829,609   $ 62,355   $14,095,487
Less:
  Revenue, net income and assets of FKLA.................       338,854     24,740     3,105,396
  Revenue, net income and assets of ZLICA................        57,233      2,193       398,786
  Revenue, net loss and assets of Zurich Direct..........         8,042     (3,295)        1,655
                                                            -----------   --------   -----------
       Totals per the Company's consolidated financial
          statements.....................................   $   425,480   $ 38,717   $10,589,650
                                                            ===========   ========   ===========

APPENDIX

STATE PREMIUM TAX CHART

                                                                                RATE OF TAX
                                                                    ------------------------------------
                                                                    QUALIFIED              NON-QUALIFIED
                                                                      PLANS                    PLANS
                               STATE                                ---------              -------------
    California..................................................       .50%                     2.35%*
    District of Columbia........................................      2.25%                     2.25%*
    Kentucky....................................................      2.00%*                    2.00%*
    Maine.......................................................        --                      2.00%
    Nevada......................................................        --                      3.50%*
    South Dakota................................................        --                      1.25%
    West Virginia...............................................      1.00%                     1.00%
    Wyoming.....................................................        --                      1.00%

     * Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS:

        (1) Financial Statements included in Part A of the Registration
           Statement: Condensed Financial Information

        (2) Financial Statements included in Part B of the Registration
        Statement:

           (i) KILICO Variable Annuity Separate Account

              Reports of Independent Public Accountants


              Statements of Assets and Liabilities and Contract Owners' Equity
                as of December 31, 1998



              Statements of Operations for the Year Ended December 31, 1998



              Statements of Changes in Contract Owners' Equity for the Years
                Ended December 31, 1998 and 1997


              Notes to Combined Financial Statements

           (ii) Kemper Investors Life Insurance Company

              Reports of Independent Public Accountants


              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Balance Sheets as of December 31, 1998 and 1997



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Statement of Operations, years ended December 31, 1998, 1997 and 1996



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Statements of Comprehensive Income, years ended December 1998, 1997 and 1996



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Statement of Stockholder's Equity, years ended December 31, 1998, 1997 and 1996



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Statement of Cash Flows, years ended December 31, 1998, 1997 and 1996


              Notes to Consolidated Financial Statements

(b) EXHIBITS:

 (5)1.1       A copy of resolution of the Board of Directors of Kemper
              Investors Life Insurance Company dated September 13, 1977.
 (5)1.2       A copy of Record of Action of Kemper Investors Life
              Insurance Company dated April 15, 1983.
  2.          Not Applicable.
 (3)3.1       Distribution Agreement between Investors Brokerage Services,
              Inc. and KILICO.
 (1)3.2       Addendum to Selling Group Agreement of Kemper Financial
              Services, Inc.
 (6)3.3       Selling Group Agreement of Investors Brokerage Services,
              Inc.
 (6)3.4       General Agent Agreement.
 (7)4.        Form of Variable Annuity Contract.
 (7)5.        Form of application.
 (3)6.1 Kemper Investors Life Insurance Company articles of incorporation.
 (6)6.2       Kemper Investors Life Insurance Company bylaws.
  7.          Inapplicable.
 (2)8.1       Fund Participation Agreement among KILICO, Lexington Natural
              Resources Trust and Lexington Management Corporation.

 (2)8.2      Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and Lexington Management
             Corporation.
 (2)8.3      Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Corporation.
 (7)8.3(a)   Service Agreement between KILICO and Janus Capital Corporation.
 (4)8.4(a)   Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity
             Distributors Corporation.
 (13)8.4(b)  Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and
             Fidelity Distributors Corporation.
 (4)8.5(a)   Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity
             Distributors Corporation.
 (13)8.5(b)  Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and
             Fidelity Distributors Corporation.
 (10)8.6(a)  Participation Agreement between Kemper Investors Life Insurance Company and Scudder Variable Life
             Investment Fund
 (10)8.6(b)  Participating Contract and Policy Agreement between Kemper Investors Life Insurance Company and Scudder
             Kemper Investments, Inc.
 (10)8.6(c)  Indemnification Agreement between Kemper Investors Life Insurance Company and Scudder Kemper Investments,
             Inc.
  8.7 (a)    Fund Participation Agreement between Kemper Investors Life Insurance Company and The Dreyfus Socially
             Responsible Growth Fund, Inc.
  8.7 (b)    Administrative Services Agreement by and between The Dreyfus Corporation and Kemper Investors Life
             Insurance Company
  8.8        Form of Fund Participation Agreement between Kemper Investors Life Insurance Company and J.P. Morgan Series
             Trust II.
  8.9        Form of Fund Participation Agreement by and among The Alger American Fund, Kemper Investors Life Insurance
             Company and Fred Alger & Company, Incorporated
  8.10       Form of Fund Participation Agreement by and between Kemper Investors Life Insurance Company and American
             Century Investment Management, Inc.
 (7)9.       Opinion and Consent of Counsel.
 10.1        Consents of PricewaterhouseCoopers LLP, Independent Accountants.
 10.2        Consent of KPMG LLP, Independent Auditors.
 11.         Inapplicable.
 12.         Inapplicable.
(8)13.       Schedules for Computation of Performance Information.
(14)14.      Organizational Chart.
(12)17.1     Schedule IV: Reinsurance (year ended December 31, 1998).
(9)17.2      Schedule IV: Reinsurance (year ended December 31, 1997).
(11)17.3     Schedule IV: Reinsurance (year ended December 31, 1996).
(12)17.4     Schedule V: Valuation and qualifying accounts (year ended December 31, 1998).
(9)17.5      Schedule V: Valuation and qualifying accounts (year ended December 31, 1997).
(11)17.6     Schedule V: Valuation and qualifying accounts (year ended December 31, 1996).


---------------

( 1) Incorporated by reference to Post-Effective Amendment No. 22 to the
     Registration Statement on Form N-4 filed on or about April 27, 1995.

( 2) Incorporated by reference to Post-Effective Amendment No. 23 to the
     Registration Statement on Form N-4 filed on or about September 14, 1995.

( 3) Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

( 4) Incorporated by reference to Post-Effective Amendment No. 24 to the
     Registration Statement on Form N-4 filed on or about April 26, 1996.

( 5) Incorporated by reference to the Registration Statement on Form N-4 (File
     No. 333-22375) filed on or about February 26, 1997.

( 6) Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

( 7) Incorporated by reference to Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

( 8) Incorporated by reference to Amendment No. 26 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about November 3, 1997.

( 9) Incorporated by reference to Post-Effective Amendment No. 11 to the
     Registration Statement on Form N-4 for KILICO Variable Annuity Separate Account (File No. 33-43501) filed on or about April 16, 1998.


(10) Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.



(11) Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended 12/31/96 filed on or about March 25, 1997.



(12) Incorporated by reference to Amendment No. 4 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 20, 1999.



(13) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-65399) filed on or about April 23, 1999.



(14) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about April 27, 1999.


ITEM 25. DIRECTORS AND OFFICERS OF KEMPER INVESTORS LIFE INSURANCE COMPANY

          The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.


                                                                     OFFICE WITH KILICO
                        NAME                                         ------------------
    John B. Scott................................  President, Chief Executive Officer and Director
    Frederick L. Blackmon........................  Senior Vice President and Chief Financial Officer
    Edward L. Robbins............................  Senior Vice President and Chief Actuary
    James E. Hohmann.............................  Senior Vice President
    William H. Bolinder..........................  Chairman of the Board and Director
    David A. Bowers..............................  Director
    Loren J. Alter...............................  Director
    Gunther Gose.................................  Director
    Eliane C. Frye...............................  Executive Vice President
    Debra P. Rezabek.............................  Senior Vice President, General Counsel, and Corporate
                                                   Secretary
    James C. Harkensee...........................  Senior Vice President
    Edward K. Loughridge.........................  Senior Vice President and Corporate Development
                                                   Officer
    Kenneth M. Sapp..............................  Senior Vice President
    George Vlaisavljevich........................  Senior Vice President
    Russell M. Bostick...........................  Senior Vice President and Chief Information Officer


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

          See Exhibit 14 for organizational charts of persons controlled or under common control with Kemper Investors Life Insurance Company.

          Investors Brokerage Services, Inc. and Investors Brokerage Services Insurance Agency, Inc. are wholly owned subsidiaries of KILICO.

ITEM 27. NUMBER OF CONTRACT OWNERS


          At March 31, 1999, the Registrant had approximately 132,481 qualified and non-qualified Advantage III Contract Owners.

ITEM 28. INDEMNIFICATION

          To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29.(a) PRINCIPAL UNDERWRITER

          Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, KILICO Variable Separate Account-2, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

ITEM 29.(b) INFORMATION REGARDING PRINCIPAL UNDERWRITER, INVESTORS BROKERAGE SERVICES, INC.

          The address of each officer is 1 Kemper Drive, Long Grove, IL 60049.


                                                                        POSITION AND OFFICES
                            NAME                                          WITH UNDERWRITER
                            ----                                        --------------------
    John B. Scott.......................................  Chairman and Director
    Otis R. Heldman, Jr.................................  President and Director
    Debra P. Rezabek....................................  Secretary
    Kenneth M. Sapp.....................................  Director
    Eliane C. Frye......................................  Director
    Michael A. Kelly....................................  Vice President
    David S. Jorgensen..................................  Vice President and Treasurer
    Frank J. Julian.....................................  Assistant Secretary
    George Vlaisavljevich...............................  Director

ITEM 29.(c)

        Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1 Kemper Drive, Long Grove, Illinois 60049 and at 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

ITEM 31. MANAGEMENT SERVICES

        Inapplicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

          Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

          Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Grove and State of Illinois on the 28th day of April, 1999.


                                          KILICO VARIABLE ANNUITY SEPARATE
                                          ACCOUNT
                                          (Registrant)
                                          By: Kemper Investors Life Insurance
                                          Company

                                                  BY: /s/ JOHN B. SCOTT

                                          --------------------------------------
                                                       John B. Scott,
                                                Chief Executive Officer and
                                                        President

                                          KEMPER INVESTORS LIFE INSURANCE
                                          COMPANY
                                          (Depositor)

                                                  BY: /s/ JOHN B. SCOTT

                                          --------------------------------------
                                                       John B. Scott,
                                                Chief Executive Officer and
                                                        President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 28th day of April, 1999.



                      SIGNATURE                                                  TITLE
                      ---------                                                  -----

                  /s/ JOHN B. SCOTT                         Chief Executive Officer, President and Director
-----------------------------------------------------       (Principal Executive Officer)
                    John B. Scott

                 /s/ W. H. BOLINDER                         Chairman of the Board and Director
-----------------------------------------------------
                 William H. Bolinder

              /s/ FREDERICK L. BLACKMON                     Senior Vice President and Chief Financial
-----------------------------------------------------       Officer
                Frederick L. Blackmon                       (Principal Financial Officer and
                                                            Principal Accounting Officer)

                 /s/ LOREN J. ALTER                         Director
-----------------------------------------------------
                   Loren J. Alter

                 /s/ DAVID A. BOWERS                        Director
-----------------------------------------------------
                   David A. Bowers

                 /s/ ELIANE C. FRYE                         Director
-----------------------------------------------------
                   Eliane C. Frye

                  /s/ GUNTHER GOSE                          Director
-----------------------------------------------------
                    Gunther Gose

                /s/ JAMES E. HOHMANN                        Director
-----------------------------------------------------
                  James E. Hohmann

                                 EXHIBIT INDEX


 8.7(a)   Fund Participation Agreement between Kemper Investors Life
          Insurance Company and The Dreyfus Socially Responsible
          Growth Fund, Inc.
 8.7(b)   Administrative Services Agreement by and between The Dreyfus
          Corporation and Kemper Investors Life Insurance Company
 8.8      Form of Fund Participation Agreement between Kemper
          Investors Life Insurance Company and J.P. Morgan Series
          Trust II.
 8.9      Form of Fund Participation Agreement by and among The Alger
          American Fund, Kemper Investors Life Insurance Company and
          Fred Alger & Company, Incorporated
 8.10     Form of Fund Participation Agreement by and between Kemper
          Investors Life Insurance Company and American Century
          Investment Management, Inc.
10.1      Consents of PricewaterhouseCoopers, LLP, Independent
          Accountants
10.2      Consent of KPMG LLP, Independent Auditors